Registration Nos. 033-07647
811-04782

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 2008

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-lA

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 112	☒

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 113	☒
(Check appropriate box or boxes)

HSBC INVESTOR FUNDS
(Exact name of registrant as specified in charter)
3435 Stelzer Road
Columbus, Ohio 43219-3035
(Address of principal executive offices)
Registrant’s Telephone Number, including area code: (617) 470-8000

Richard A. Fabietti, President
452 Fifth Avenue
New York, New York 10018
(Name and address of agent for service)
Please send copies of all communications to:

David J. Harris, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on [date] pursuant to paragraph (b) of Rule 485
☒ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on [date] pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for previously filed post-effective amendment.

Prospectus

HSBC Investor LifeLine FundsTM

February 27, 2009

HSBC Investor Aggressive Growth
Strategy Fund

HSBC Investor Growth
Strategy Fund

HSBC Investor Moderate Growth
Strategy Fund

HSBC Investor Conservative Growth
Strategy Fund

HSBC Investor LifeLine Funds

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED

THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HSBC Investor LifeLine Funds	Table of Contents

	Investment Summary

Carefully review this	3	Overview
important section, which	5	HSBC Investor LifeLine Funds
summarizes each Fund’s	11	Principal Investment Risks
investments, risks, past	14	HSBC Investor Aggressive Growth Strategy Fund
performance and fees.	18	HSBC Investor Growth Strategy Fund
	22	HSBC Investor Moderate Growth Strategy Fund
	26	HSBC Investor Conservative Growth Strategy Fund

	Investment Objectives, Strategies and Risks

Review this section	30	Investment Objectives
for information on	30	HSBC Investor Lifeline Funds Target Portfolio Weightings
investment strategies	31	The Underlying Funds
and risks.	33	General Risk Factors: All Funds
	35	Specific Risk Factors
	37	Portfolio Holdings

	Fund Management

Review this section	38	The Investment Adviser
for details on		Portfolio Manager
the people and	39	The Distributor, Administrator and Sub-Administrator
organizations who provide	39	The Two-Tier Fund Structure
services to the Funds.

	Shareholder Information

Review this section for	40	Pricing of Fund Shares
details on how	41	Purchasing and Adding to Your Shares
shares are valued,	45	Selling Your Shares
and how to purchase,	48	Distribution Arrangements/Sales Charges
sell and exchange shares. This section also describes	52	Distribution and Shareholder Servicing Arrangements—Revenue Sharing
related charges, and	52	Exchanging Your Shares
payments of dividends and distributions.	53	Dividends, Distributions and Taxes

	Financial Highlights

Review this section	55	HSBC Investor Aggressive Growth Strategy Fund
for details on selected	56	HSBC Investor Growth Strategy Fund
financial statements	57	HSBC Investor Moderate Growth Strategy Fund
of the Funds.	58	HSBC Investor Conservative Growth Strategy Fund

2

HSBC Investor LifeLine Funds
Investment Summary

Overview

The Funds

HSBC Investor Funds is a mutual fund family that offers a variety of separate investment portfolios, each with individual investment objectives and strategies. HSBC Investor Funds offer the following asset allocation funds (“LifeLine Funds”) through this prospectus:

	•	HSBC Investor Aggressive Growth Strategy Fund

	•	HSBC Investor Growth Strategy Fund

	•	HSBC Investor Moderate Growth Strategy Fund

	•	HSBC Investor Conservative Growth Strategy Fund

Each LifeLine Fund (a “LifeLine Fund” or “Fund”) is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc., (the “Adviser”) or mutual funds managed by an adviser not associated with the Adviser if an Adviser managed mutual fund in a particular asset class is not available (the “Underlying Funds”).

This Prospectus provides important information about the investment strategies and risks of each LifeLine Fund. Each LifeLine Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds. The value of an investment in a LifeLine Fund is based primarily on the performance of the Underlying Funds and the allocation of the LifeLine Fund’s assets among them.

Each LifeLine Fund offers three different classes of shares through this prospectus: Class A Shares, Class B Shares and Class C Shares. Each class of shares has different characteristics and is subject to different fees and expenses. The following pages of this prospectus will highlight these differences. The LifeLine Funds’ Statement of Additional Information (“SAI”) contains a more detailed discussion of the different classes of shares. Please read this Prospectus and keep it for future reference.

The investment objective and strategies of each LifeLine Fund are not fundamental and may be changed without approval of LifeLine Fund shareholders upon 60 days notice. If there is a change in the investment objective or strategies of a LifeLine Fund, shareholders should consider whether the LifeLine Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a LifeLine Fund will be achieved.

Other important things for you to note:

	•	You may lose money by investing in a LifeLine Fund

	•	Because the value of each LifeLine Fund’s investments will fluctuate with market conditions, so will the value of your investment in a LifeLine Fund

An investment in a LifeLine Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

3

HSBC Investor LifeLine Funds
Investment Summary

Who may want to invest?	Consider investing in the LifeLine Funds if you are:

	•	Seeking a single investment that diversifies your assets in a portfolio of Funds by utilizing an asset allocation strategy

	•	Seeking to invest for long-term goals, such as retirement

	•	Willing to accept the higher risks of investing at least a portion of your investment in the stock market and/or the bond market in exchange for potentially higher long-term total returns

The LifeLine Funds will not be appropriate for anyone:

	•	Seeking to invest solely in either the stock market or the bond markets

	•	Pursuing a short-term goal

	•	Investing emergency reserves

	•	Seeking safety of principal

4

HSBC Investor LifeLine Funds Investment Summary

HSBC Investor LifeLine Funds

The Funds

Investments in affiliated and unaffiliated Underlying Funds

The LifeLine Funds will invest in affiliated Underlying Funds, and may also invest in unaffiliated Underlying Funds in order to gain exposure to asset classes not currently offered in the HSBC Investor Family of Funds. The Adviser has discretion, within the terms of this Prospectus, to select and substitute Underlying Funds in accordance with each LifeLine Fund’s asset allocation strategy.

The LifeLine Funds provide an asset allocation option to investors who seek to diversify their investment across a variety of asset classes. Each LifeLine Fund provides an asset allocation option corresponding to different investment objectives and risk tolerances.

Each LifeLine Fund will allocate its assets to different Underlying Funds in accordance with its asset allocation model.

The Adviser invests each LifeLine Fund’s assets in asset classes according to the various percentage weightings selected by the Adviser as detailed in the chart on the following page. The percentage weightings are targets that may be adjusted in the Adviser’s discretion although it is not anticipated that such adjustments will occur on a frequent basis. Not all LifeLine Funds will invest in all of the asset classes. The Adviser will rebalance each LifeLine Fund’s assets each fiscal quarter so that each LifeLine Fund is within the approximate range of its target asset allocations.

Underlying Funds present varying degrees of potential investment risk and reward. The risk and potential reward profile of each LifeLine Fund will vary due to the differences in their Underlying Funds’ percentage weightings. For a more detailed description, please refer to the “General and Specific Risk Factors’’ in the “Investment Objectives, Strategies and Risks’’ section in this Prospectus.

5

HSBC Investor LifeLine Funds Investment Summary

HSBC Investor LifeLine Funds Target Asset Allocation

Asset Class	HSBC Investor Aggressive Growth Strategy Fund	HSBC Investor Growth Strategy Fund	HSBC Investor Moderate Growth Strategy Fund	HSBC Investor Conservative Growth Strategy Fund

Large Cap Growth	21%	21%	19%	15%

Large Cap Value	21%	21%	18%	14%

Small-cap	34%	20%	11%	4%

International Equity	23%	20%	15%	10%

Fixed Income	None	15%	26%	28%

High Yield Fixed Income	None	2%	5%	8%

Money Market	1%	1%	6%	21%

Total:	100%	100%	100%	100%

The assets of each LifeLine Fund are invested in the Underlying Funds, which means the investment performance of each LifeLine Fund is directly related to the performance of the investments held by the Underlying Funds. The ability of a LifeLine Fund to meet its investment objective depends on the ability of the Underlying Funds to meet their own investment objectives. It is possible that one or more Underlying Funds will not meet their own investment objectives, which would affect a LifeLine Fund’s performance. There can be no assurance that the investment objective of any LifeLine Fund or any Underlying Fund will be achieved. Because the Underlying Funds represent different asset classes, each LifeLine Fund is subject to different levels and combinations of risk, depending on the particular LifeLine Fund’s asset allocation.

The LifeLine Funds bear the same risks as the Underlying Funds that they invest in, except the degree of risk varies based on a LifeLine Fund’s asset allocation. In general, references in this Prospectus to a LifeLine Fund’s investment techniques and associated risks include the investment techniques and associated risks of the Underlying Funds.

Shareholders bear the expenses of both the LifeLine Fund and the Underlying Funds, and total expenses may be higher than other mutual fund structures. As the LifeLine Funds’ allocations among the Underlying Funds change from time to time, or to the extent that the expense ratios of the Underlying Funds change, the weighted average operating expenses borne by the LifeLine Funds may increase or decrease. For reasons relating to costs or changes in investment objectives, among others, a LifeLine Fund could switch to other pooled investment companies or decide to manage the LifeLine Fund’s assets itself. No LifeLine Fund is currently contemplating such a move.

Investment results will depend on the aggregate rate of return from the Underlying Funds of each LifeLine Fund. The balance of anticipated growth of capital versus current income will vary by each LifeLine Fund.

6

HSBC Investor Aggressive Growth Strategy Fund Investment Summary

HSBC Investor Aggressive Growth Strategy Fund

Investment Objective	The investment objective of the HSBC Investor Aggressive Growth Strategy Fund is long-term growth of capital.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally allocating its assets across asset classes in approximately the following manner:

The Fund’s allocation is heavily weighted towards equity investments, both U.S. and international. The percentage weightings are targets that may be adjusted in the Adviser’s discretion although it is not anticipated that such adjustments will occur on a frequent basis.

7

HSBC Investor Growth Strategy Fund Investment Summary

HSBC Investor Growth Strategy Fund

Investment Objective	The investment objective of the HSBC Investor Growth Strategy Fund is long-term growth of capital.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally allocating its assets across asset classes in approximately the following manner:

The Fund’s allocation is heavily weighted towards equity investments, both U.S. and international, while including some fixed-income securities in an effort to reduce volatility. The percentage weightings are targets that may be adjusted in the Adviser’s discretion although it is not anticipated that such adjustments will occur on a frequent basis.

8

HSBC Investor Moderate Growth Strategy Fund Investment Summary

HSBC Investor Moderate Growth Strategy Fund

Investment Objective	The investment objective of the HSBC Investor Moderate Growth Strategy Fund is high total return consisting of long-term growth of capital and current income.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally allocating its assets across asset classes in approximately the following manner:

The Fund’s allocation is weighted toward equity investments, both U.S. and international, while including fixed income securities in an effort to reduce volatility and add income. The percentage weightings are targets that may be adjusted in the Adviser’s discretion although it is not anticipated that such adjustments will occur on a frequent basis.

9

HSBC Investor Conservative Growth Strategy Fund Investment Summary

HSBC Investor Conservative Growth Strategy Fund

Investment Objective	The investment objective of the HSBC Investor Conservative Growth Strategy Fund is high total return consisting of long-term growth of capital and current income.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally allocating its assets across asset classes in approximately the following manner:

The Fund’s allocation is roughly evenly weighted between fixed-income securities and short-term instruments, and U.S. and international equity investments. The percentage weightings are targets that may be adjusted in the Adviser’s discretion although it is not anticipated that such adjustments will occur on a frequent basis.

10

HSBC Investor LifeLine Funds Principal Investment Risks

Principal Investment Risks

The principal risks of the HSBC Investor LifeLine Funds are presented below. Certain of the LifeLine Funds invest more heavily in Underlying Funds that principally invest in stocks. These Funds are subject to a greater degree of stock investment risk than the LifeLine Funds which invest more of their investments in the income producing or money market Underlying Funds. This section provides more detailed information about the LifeLine Funds’ and the Underlying Funds’ principal investments and risks. This Prospectus does not disclose all the types of securities or investment strategies that the LifeLine Funds or Underlying Funds may use. The LifeLine Funds’ SAI provides more detailed information about the securities, investment strategies and risks described in this Prospectus.

Risk of Asset Allocation Funds: The assets of each LifeLine Fund are invested in Underlying Funds, which means the investment performance of each LifeLine Fund is directly related to the performance of the investments held by the Underlying Funds. The ability of a LifeLine Fund to meet its investment objective depends on the ability of the Underlying Funds to meet their own investment objectives. It is possible that one or more Underlying Funds will not meet their own investment objectives, which would affect a LifeLine Fund’s performance. There can be no assurance that the investment objective of any LifeLine Fund or any Underlying Fund will be achieved. Because Underlying Funds represent different asset classes, each LifeLine Fund is subject to different levels and combinations of risk, depending on the particular LifeLine Fund’s asset allocation.

Portfolio Weighting Risk: The assets of each LifeLine Fund are invested in Underlying Funds according to predetermined target percentages selected by the Adviser. There can be no assurance that the Adviser’s selection will enable each LifeLine Fund to achieve its investment objective. Furthermore, there can be no assurances that a LifeLine Fund will remain within the target allocations during the periods between rebalancing. The process of reallocation may generate net capital gains (including short term capital gains that are generally taxed to investors at ordinary income tax rates).

Market Risk: Each LifeLine Fund’s performance per share will change daily based on many factors, including the quality of the securities in each Underlying Funds’ investment portfolio, national and international economic conditions and general market conditions. You could lose money on your investment in the LifeLine Fund or the Underlying Funds could underperform other investments.

Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Underlying Funds that invest principally in stocks will fluctuate as the market price of their investments increases or decreases.

11

HSBC Investor LifeLine Funds Principal Investment Risks

Growth Stock Risk: The return on growth stocks may or may not move in tandem with the returns of other styles of investing or the stock market. Growth stocks may be particularly susceptive to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

Small Company Risk: Because small cap growth companies have fewer financial resources than larger, well-established companies, any such investments by the Underlying Funds are subject to greater price volatility than investments in other equity funds that invest in larger, well-established companies, particularly during periods of economic uncertainty or downturns.

Medium and Large Capitalization Risk: Certain Underlying Funds may invest in medium and large capitalization companies. Large capitalization stocks may fall out of favor with investors, and may be particularly volatile in the event of earnings disappointments or other financial developments. Medium capitalization companies may involve greater risks than investment in large capitalization companies due to such factors as limited product lines, market and financial or managerial resources.

Derivatives/Leverage Risk: Certain Underlying Funds may invest in derivative instruments (e.g., swaps, options and futures contracts) to help achieve their investment objectives. Some Underlying Funds may do so for hedging purposes or for cash management purposes, as a substitute for investing directly in fixed income instruments, or to enhance returns. Gains and losses from speculative positions in a derivative may be much greater than the derivative’s original cost. If derivatives are used for leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. Leverage tends to exaggerate the effect of any increase or decrease in the value of an Underlying Fund’s portfolio securities. These investments could increase an Underlying Fund’s price volatility or reduce the return on your investment.

Foreign Investment Risk: The Underlying Funds’ investments in foreign securities are riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information and other factors. In foreign markets, key information about an issuer, security or market may be inaccurate or unavailable.

Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand for the issuer’s products and services, and there is a risk that an issuer will be unable to achieve its earnings or growth expectations.

12

HSBC Investor LifeLine Funds Principal Investment Risks

High Yield (“Junk Bonds”) Risk: Certain Underlying Funds may invest in high-yield securities, which are subject to higher credit risk and are less liquid than other fixed income securities. The Underlying Funds could lose money if they are unable to dispose of these investments at an appropriate time.

Interest Rate Risk: Risk that changes in interest rates will affect the value of any Underlying Fund’s investments in income-producing or fixed-income or debt securities. If interest rates rise, the value of an Underlying Fund’s investments may fall.

Credit Risk: Risk that the issuer of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of a security. A change in the quality rating of a bond can also affect the bond’s liquidity and make it more difficult for an Underlying Fund to sell.

Prepayment Risk: With respect to mortgage-backed securities, the risk that the principal amount of the underlying mortgages will be repaid prior to the bond’s maturity date. When such repayment occurs, no additional interest will be paid on the investment.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Some Underlying Funds may seek to reduce currency risk by hedging part or all of their exposure to various foreign currencies, however, if such hedging techniques are employed, there is no assurance that they will be successful.

Extension Risk: Risk that an issuer will exercise its right to pay principal on an obligation held by an Underlying Fund (such as an asset-based security) later than expected. This may happen during a period of rising interest rates.

13

HSBC Investor Aggressive Growth Strategy Fund Risk/Return Summary and Fund Expenses

The bar chart on this page shows the HSBC Investor Aggressive Growth Strategy Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

Performance Bar Chart and Table

Year-by-Year Total Returns as of 12/31 for Class A Shares

Of course, past performance does not indicate how the LifeLine Fund will perform in the future.

Best Quarter:	2Q	2007	+8.36%
Worst Quarter:	2Q	2006	–1.65%

14

HSBC Investor Aggressive Growth Strategy Fund Risk/Return Summary and Fund Expenses

The table below compares the LifeLine Fund’s performance over time to that of the Standard & Poor’s 500 Index®, a broad market index that is generally representative of the larger companies in the U.S. stock market, and to the Aggressive Growth Blended Portfolio Index, which consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (1%); Russell 1000® Growth Index (21%); Russell 1000® Value Index (21%); Russell 2500® Growth Index (34%) and the MSCI EAFE Index (23%). The indices are unmanaged, and you cannot directly invest in an index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the LifeLine Fund by showing changes in the LifeLine Fund’s year to year performance and by showing how the LifeLine Fund’s average annual returns compare with those of a broad measure of market performance.

The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the LifeLine Fund. After-tax returns for Class B and Class C Shares may vary.

In some cases, after tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of LifeLine Fund shares at the end of the measurement period.

Past performance (before and after taxes) is not an indication of how the LifeLine Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2008)

	Inception Date	1 Year	Since Inception

Class A Return Before Taxes	Feb. 14, 2005	[ ]%	[ ]%

Class A Return After Taxes on Distributions	Feb. 14, 2005	[ ]%	[ ]%

Class A Return After Taxes on Distributions and Sales of Fund Shares	Feb. 14, 2005	[ ]%	[ ]%

Class B Return Before Taxes (with applicable CDSC)	Feb. 9, 2005	[ ]%	[ ]%

Class C Return Before Taxes (with applicable CDSC)	June 10, 2005	[ ]%	[ ]%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	—	[ ]%	[ ]%*

Aggressive Growth Blended Portfolio Index (reflects no deduction for fees, expenses or taxes)**	—	[ ]%	[ ]%*

*	Since January 31, 2005.

**

The 90-Day T-Bill is government guaranteed and offers a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. The Russell 1000® Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. The Russell 2500® Growth Index measures the performance of those 2500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted index that measures the performance of foreign stocks of developed countries.

15

HSBC Investor Aggressive Growth Strategy Fund Expenses

Fees and Expenses

As an investor in HSBC Investor Aggressive Growth Strategy Fund, you may pay the following fees and expenses if you buy and hold shares of the LifeLine Fund. Shareholder transaction expenses are paid from your account. Annual fund operating expenses are paid out of LifeLine Fund assets, and are reflected in the share price.

Shareholder Transaction Expenses (fees paid directly from your investment)	Class A		Class B	Class C

Maximum sales charge (load) on purchases (as a percentage of offering price)(1)	5.00%		None	None

Maximum deferred sales charge (load) (as a percentage of sales price)	None		4.00%	1.00%

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)(2)	2.00%		2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from LifeLine Fund assets)	Class A		Class B	Class C

Management fee	0.05%		0.05%	0.05%

Distribution (12b-1) fee	0.00	%(3)	0.75%	0.75%

Other expenses:
Shareholder servicing fee	0.25%		0.25%	0.25%
Other operating expenses	[ ]	%	[ ] %	[ ] %
Total other expenses	[ ]	%	[ ] %	[ ] %

Acquired fund fees and expenses(4)	[ ]	%	[ ] %	[ ] %

Total Fund operating expenses	[ ]	%	[ ] %	[ ] %

Fee waiver and/or expense reimbursment(5)	[ ]	%	[ ] %	[ ] %

Net Fund operating expenses	1.50%		2.25%	2.25%

(1)	Lower sales charges are available depending on the amount invested.

(2)

A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see “Selling Your Shares—Redemption Fee” in this Prospectus.

(3)

There is a non-compensatory 12b-1 plan for Class A Shares which authorizes payments up to 0.25% of the LifeLine Fund’s average daily net assets. No payments have been made and there is no current intention to charge this fee.

(4)

In addition to the LifeLine Fund’s direct expenses, the LifeLine Fund indirectly bears a pro-rata share of the expenses of the Underlying Funds in which it invests. Acquired fund fees and expenses includes expenses of the Underlying Funds and an estimate of fees and expenses that the LifeLine Fund bears indirectly attributable to the LifeLine Fund’s investment in the HSBC Investor Prime Money Market Fund.

(5)

The Adviser has entered into a written expense limitation agreement with the LifeLine Fund under which it will limit total expenses of the LifeLine Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the LifeLine Fund’s investment in the HSBC Investor Prime Money Market Fund) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2010.

The SAI contains a more detailed discussion of the different classes of shares. You can obtain a copy of the SAI on the LifeLine Funds’ website at www.investorfunds.us.hsbc.com.

16

HSBC Investor Aggressive Growth Strategy Fund Expenses

Expense Example*

This Example is intended to help you compare the cost of investing in the Aggressive Growth Strategy Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the LifeLine Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

	1 Year		3 Years		5 Years		10 Years

Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B Shares
Assuming Redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no Redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class C Shares
Assuming Redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no Redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]

*

This Example reflects the combined fees and expenses of the Aggressive Growth Strategy Fund and the Underlying Funds and reflects any applicable sales charges. For Class B and Class C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the contingent deferred sales charge (CDSC) is taken into account as well as other expenses.

17

HSBC Investor Growth Strategy Fund Risk/Return Summary and Fund Expenses

Performance Bar Chart and Table

The bar chart on this page shows the HSBC Investor Growth Strategy Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. Performance shown also reflects the impact of payments received by certain Underlying Funds during the year ended December 31, 2006, in connection with certain class action settlements. Absent such payments, returns would have been lower. Please see the first footnote on the next page for further information.

Year-by-Year
Total Returns
as of 12/31
for Class A Shares

Of course, past performance does not indicate how the LifeLine Fund will perform in the future.

Best Quarter:	4Q	2006	+6.46%
Worst Quarter:	2Q	2006	–1.00%

18

HSBC Investor Growth Strategy Fund Risk/Return Summary and Fund Expenses

The table below compares the LifeLine Fund’s performance over time to that of the Standard & Poor’s 500 Index®, a broad market index that is generally representative of the larger companies in the U.S. stock market, and to the Growth Blended Portfolio Index, which consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (1%); Merrill Lynch High Yield Master II Index (2%); Lehman Brothers U.S. Aggregate Bond Fund Index (15%); Russell 1000® Growth Index (21%); Russell 1000® Value Index (21%); Russell 2500® Growth Index (20%), and the MSCI EAFE Index (20%). The indices are unmanaged, and you cannot directly invest in an index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the LifeLine Fund by showing changes in the LifeLine Fund’s year to year performance and by showing how the LifeLine Fund’s average annual returns compare with those of a broad measure of market performance.

The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their LifeLine Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the LifeLine Fund. After-tax returns for Class B and Class C Shares may vary.

In some cases, after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of LifeLine Fund shares at the end of the measurement period.

Past performance (before and after taxes) is not an indication of how the LifeLine Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2008)

	Inception Date	1 Year		Since Inception

Class A Return Before Taxes	Feb. 8, 2005	[ ]	%	[ ]	%

Class A Return After Taxes on Distributions	Feb. 8, 2005	[ ]	%	[ ]	%

Class A Return After Taxes on Distributions and Sale of Fund Shares	Feb. 8, 2005	[ ]	%	[ ]	%

Class B (with applicable CDSC) Return Before Taxes	Feb. 1, 2005	[ ]	%	[ ]	%

Class C (with applicable CDSC) Return Before Taxes	April 27, 2005	[ ]	%	[ ]	%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	—	[ ]	%	[ ]	%*

Growth Blended Portfolio Index (reflects no deduction for fees, expenses or taxes)**	—	[ ]	%	[ ]	%*

^

During the year ended December 31, 2006, certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the LifeLine Fund’s investments in these Underlying Funds, the total return for the year ended December 31, 2006 for the Funds was higher than it would have been had these Underlying Funds not received the payment.

*	Since January 31, 2005.

**

The performance shown for the Growth Blended Portfolio Index prior to April 30, 2006 does not reflect the 2% allocation to the Merrill Lynch U.S. High Yield Master II Index. The 90-Day T-Bill is government guaranteed and offers a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. The Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining until maturity. All bonds must have a credit rating below investment grade but not in default. The Lehman Brothers U.S. Aggregate Bond Fund Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Russell 1000® Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. The Russell 2500® Growth Index measures the performance of those 2500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted index that measures the performance of foreign stocks of developed countries.

19

HSBC Investor Growth Strategy Fund Expenses

Fees and Expenses

As an investor in HSBC Investor Growth Strategy Fund, you may pay the following fees and expenses if you buy and hold shares of the LifeLine Fund. Shareholder transaction expenses are paid from your account. Annual fund operating expenses are paid out of LifeLine Fund assets, and are reflected in the share price.

Shareholder Transaction Expenses (fees paid directly from your investment)	Class A		Class B	Class C

Maximum sales charge (load) on purchases (as a percentage of offering price)(1)	5.00%		None	None

Maximum deferred sales charge (load) (as a percentage of sales price)	None		4.00%	1.00%

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)(2)	2.00%		2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from LifeLine Fund assets)	Class A		Class B	Class C

Management fee	0.05%		0.05%	0.05%

Distribution (12b-1) fee	0.00	%(3)	0.75%	0.75%

Other expenses:
Shareholder servicing fee	0.25%		0.25%	0.25%
Other operating expenses	[ ]	%	[ ] %	[ ] %
Total other expenses	[ ]	%	[ ] %	[ ] %

Acquired fund fees and expenses(4)	[ ]	%	[ ] %	[ ] %

Total Fund operating expenses	[ ]	%	[ ] %	[ ] %

Fee waiver and/or expense reimbursment(5)	[ ]	%	[ ] %	[ ] %

Net Fund operating expenses	1.50%		2.25%	2.25%

(1)	Lower sales charges are available depending on the amount invested.

(2)

A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see “Selling Your Shares—Redemption Fee” in this Prospectus.

(3)

There is a non-compensatory 12b-1 plan for Class A shares, which authorizes payments up to 0.25% of the LifeLine Fund’s average daily net assets. No payments have been made and there is no current intention to charge this fee.

(4)

In addition to the LifeLine Fund’s direct expenses, the LifeLine Fund indirectly bears a pro-rata share of the expenses of the Underlying Funds in which it invests. Acquired fund fees and expenses includes expenses of the Underlying Funds and an estimate of fees and expenses that the LifeLine Fund bears indirectly attributable to the LifeLine Fund’s investment in the HSBC Investor Prime Money Market Fund.

(5)

The Adviser has entered into a written expense limitation agreement with the LifeLine Fund under which it will limit total expenses of the LifeLine Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the LifeLine Fund’s investment in the HSBC Investor Prime Money Market Fund) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2010.

The SAI contains a more detailed discussion of the different classes of shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

20

HSBC Investor Growth Strategy Fund Expenses

This Example is intended to help you compare the cost of investing in the Growth Strategy Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the LifeLine Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Expense Example*

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B Shares
Assuming Redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no Redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class C Shares
Assuming Redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no Redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]

*

This Example reflects the combined fees and expenses of the Growth Strategy Fund and the Underlying Funds and reflects any applicable sales charges. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

21

HSBC Investor Moderate Growth Strategy Fund Risk/Return Summary and Fund Expenses

The bar chart on this page shows the HSBC Investor Moderate Growth Strategy Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. Performance shown also reflects the impact of payments received by certain Underlying Funds during the year ended December 31, 2006, in connection with certain class action settlements. Absent such payments, returns would have been lower. Please see the first footnote on the next page for further information.

  Performance Bar Chart and Table

Year-by-Year
Total Returns
as of 12/31
for Class A Shares

Of course, past performance does not indicate how the LifeLine Fund will perform in the future.

Best Quarter:	4Q	2006	+5.60%
Worst Quarter:	2Q	2006	–0.61%

22

HSBC Investor Moderate Growth Strategy Fund Risk/Return Summary and Fund Expenses

The table below compares the LifeLine Fund’s performance over time to that of the Standard & Poor’s 500 Index®, a broad market index that is generally representative of the larger companies in the U.S. stock market, and to the Moderate Growth Blended Portfolio Index, which consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (6%); Lehman Brothers U.S. Aggregate Bond Fund Index (26%); Merrill Lynch High Yield Master II Index (5%); Russell 1000® Growth Index (19%); Russell 1000® Value Index (18%); Russell 2500® Growth Index (11%) and the MSCI EAFE Index (15%). The indices are unmanaged, and you cannot directly invest in an index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the LifeLine Fund by showing changes in the LifeLine Fund’s year to year performance and by showing how the LifeLine Fund’s average annual returns compare with those of a broad measure of market performance.

The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their LifeLine Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the LifeLine Fund. After-tax returns for Class B and Class C Shares may vary.

In some cases, the after tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of LifeLine Fund shares at the end of the measurement period.

Past performance (before and after taxes) is not an indication of how the LifeLine Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2008)

	Inception Date	1 Year	Since Inception

Class A Return Before Taxes	Feb. 3, 2005	[ ]%	[ ]%

Class A Return After Taxes on Distributions	Feb. 3, 2005	[ ]%	[ ]%

Class A Return After Taxes on Distributions and Sale of Fund Shares	Feb. 3, 2005	[ ]%	[ ]%

Class B (with applicable CDSC) Return Before Taxes	Feb. 1, 2005	[ ]%	[ ]%

Class C (with applicable CDSC) Return Before Taxes	June 10, 2005	[ ]%	[ ]%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	—	[ ]%	[ ]%*

Moderate Growth Blended Portfolio Index (reflects no deduction for fees, expenses or taxes)**	—	[ ]%	[ ]%*

^

During the year ended December 31, 2006, certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the LifeLine Fund’s investments in these Underlying Funds, the total return for the year ended December 31, 2006 for the LifeLine Funds was higher than it would have been had these Underlying Funds not received the payment.

*	Since January 31, 2005.

**

The performance shown for the Moderate Growth Blended Portfolio Index prior to April 30, 2006 does not reflect the 5% allocation to the Merrill Lynch U.S. High Yield Master II Index. The 90-Day T-Bill is government guaranteed and offers a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. The Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default. The Lehman Brothers U.S. Aggregate Bond Fund Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Russell 1000® Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2500® Growth Index measures the performance of those 2500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted index that measures the performance of foreign stocks of developed countries.

23

HSBC Investor Moderate Growth Strategy Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor Moderate Growth Strategy Fund, you may pay the following fees and expenses if you buy and hold shares of the LifeLine Fund. Shareholder transaction expenses are paid from your account. Annual fund operating expenses are paid out of LifeLine Fund assets, and are reflected in the share price.

Shareholder Transaction Expenses (fees paid directly from your investment)	Class A		Class B	Class C

Maximum sales charge (load) on purchases (as a percentage of offering price)(1)	5.00%		None	None

Maximum deferred sales charge (load) (as a percentage of sales price)	None		4.00%	1.00%

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)(2)	2.00%		2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from LifeLine Fund assets)	Class A		Class B	Class C

Management fee	0.05%		0.05%	0.05%

Distribution (12b-1) fee	0.00	%(3)	0.75%	0.75%

Other expenses:
Shareholder servicing fee	0.25%		0.25%	0.25%
Other operating expenses	[ ]	%	[ ] %	[ ] %
Total other expenses	[ ]	%	[ ] %	[ ] %

Acquired fund fees and expenses(4)	[ ]	%	[ ] %	[ ] %

Total Fund operating expenses	[ ]	%	[ ] %	[ ] %

Fee waiver and/or expense reimbursement(5)	[ ]	%	[ ] %	[ ] %

Net Fund operating expenses	1.50%		2.25%	2.25%

(1)	Lower sales charges are available depending on the amount invested.

(2)

A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see “Selling Your Shares—Redemption Fee” in this Prospectus.

(3)

There is a non-compensatory 12b-1 plan for Class A shares, which authorizes payments up to 0.25% of the LifeLine Fund’s average daily net assets. No payments have been made and there is no current intention to charge this fee.

(4)

In addition to the LifeLine Fund’s direct expenses, the LifeLine Fund indirectly bears a pro-rata share of the expenses of the Underlying Funds in which it invests. Acquired fund fees and expenses includes expenses of the Underlying Funds and an estimate of fees and expenses that the LifeLine Fund bears indirectly attributable to the LifeLine Fund’s investment in the HSBC Investor Prime Money Market Fund.

(5)

The Adviser has entered into a written expense limitation agreement with the LifeLine Fund under which it will limit total expenses of the LifeLine Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the LifeLine Fund’s investment in the HSBC Investor Prime Money Market Fund) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2010.

The SAI contains a more detailed discussion of the different classes of shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

24

HSBC Investor Moderate Growth Strategy Fund Expenses

This Example is intended to help you compare the cost of investing in the Moderate Growth Strategy Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the LifeLine Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Expense Example*

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B Shares
Assuming Redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no Redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class C Shares
Assuming Redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no Redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]

*

This Example reflects the combined fees and expenses of the Moderate Growth Strategy Fund and the Underlying Funds and reflects any applicable sales charges. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

25

HSBC Investor Conservative Growth Strategy Fund Risk/Return Summary and Fund Expenses

The bar chart on this page shows the HSBC Investor Conservative Growth Strategy Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. Performance shown also reflects the impact of payments received by certain Underlying Funds during the year ended December 31, 2006, in connection with certain class action settlements. Absent such payments, returns would have been lower. Please see the first footnote on the next page for further information.

Performance Bar Chart and Table

Year-by-Year
Total Returns
as of 12/31
for Class A Shares

Of course, past performance does not indicate how the LifeLine Fund will perform in the future.

Best Quarter:	4Q	2006	+4.39%
Worst Quarter:	2Q	2006	–0.22%

26

HSBC Investor Conservative Growth Strategy Fund Risk/Return Summary and Fund Expenses

The table below compares the LifeLine Fund’s performance over time to that of the Standard & Poor’s 500 Index®, a broad market index that is generally representative of the larger companies in the U.S. stock market, and to the Conservative Growth Blended Portfolio Index, which consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (21%); Merrill Lynch High Yield Master II Index (8%); Lehman Brothers U.S. Aggregate Bond Fund Index (25%); Lehman Brothers Intermediate U.S. Aggregate Bond Index (3%); Russell 1000® Growth Index (15%); Russell 1000® Value Index (14%); Russell 2500® Growth Index (4%) and the MSCI EAFE Index (10%). The indices are unmanaged, and you cannot directly invest in an index. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the LifeLine Fund by showing changes in the LifeLine Fund’s year to year performance and by showing how the LifeLine Fund’s average annual returns compare with those of a broad measure of market performance.

The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their LifeLine Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the LifeLine Fund. After-tax returns for Class B and Class C Shares may vary.

In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of LifeLine Fund shares at the end of the measurement period.

Past performance (before and after taxes) is not an indication of how the LifeLine Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2008)

	Inception Date	1 Year	Since Inception

Class A Return Before Taxes	Feb. 23, 2005	[ ]%	[ ]	%

Class A Return After Taxes on Distributions	Feb. 23, 2005	[ ]%	[ ]	%

Class A Return After Taxes on Distributions and Sale of Fund Shares	Feb. 23, 2005	[ ]%	[ ]	%

Class B (with applicable CDSC) Return Before Taxes	Feb. 17, 2005	[ ]%	[ ]	%

Class C (with applicable CDSC) Return Before Taxes	April 19, 2005	[ ]%	[ ]	%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	—	[ ]%	[ ]	%*

Conservative Growth Blended Portfolio Index (reflects no deduction for fees, expenses or taxes)**	—	[ ]%	[ ]	%*

^

During the year ended December 31, 2006, certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the LifeLine Fund’s investments in these Underlying Funds, the total return for the year ended December 31, 2006 for the LifeLine Funds was higher than it would have been had these Underlying Funds not received the payment.

*	Since February 28, 2005.

**

The performance shown for the Conservative Growth Blended Portfolio Index prior to April 30, 2006 does not reflect the 8% allocation to the Merrill Lynch U.S. High Yield Master II Index. The 90-Day T-Bill is government guaranteed and offers a fixed rate of return. The Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining until maturity. All bonds must have a credit rating below investment grade but not in default. The Lehman Bros. U.S. Aggregate Bond Fund Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Lehman Bros. Intermediate U.S. Aggregate Index is generally representative of investment-grade debt issues with maturities between three- and ten-years. The Russell 1000® Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2500® Growth Index measures the performance of those 2,500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted Index that measures the performance of foreign stocks of developed countries.

27

HSBC Investor Conservative Growth Strategy Fund Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in HSBC Investor Conservative Growth Strategy Fund, you may pay the following fees and expenses if you buy and hold shares of the LifeLine Fund. Shareholder transaction expenses are paid from your account. Annual fund operating expenses are paid out of LifeLine Fund assets, and are reflected in the share price.

Shareholder Transaction Expenses (fees paid directly from your investment)	A Shares		B Shares	C Shares

Maximum sales charge (load) on purchases (as a percentage of offering price)(1)	5.00%		None	None

Maximum deferred sales charge (load) (as a percentage of sales price)	None		4.00%	1.00%

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)(2)	2.00%		2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from LifeLine Fund assets)	A Shares		B Shares	C Shares

Management fee	0.05%		0.05%	0.05%

Distribution (12b-1) fee	0.00	%(3)	0.75%	0.75%

Other expenses:
Shareholder servicing fee	0.25%		0.25%	0.25%
Other operating expenses	[ ]	%	[ ] %	[ ] %
Total other expenses	[ ]	%	[ ] %	[ ] %

Acquired fund fees and expenses(4)	[ ]	%	[ ] %	[ ] %

Total Fund operating expenses	[ ]	%	[ ] %	[ ] %

Fee waiver and/or expense reimbursement(5)	[ ]	%	[ ] %	[ ] %

Net Fund operating expenses	1.50%		2.25%	2.25%

(1)	Lower sales charges are available depending on the amount invested.

(2)

A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see “Selling Your Shares—Redemption Fee’’ in this Prospectus.

(3)

There is a non-compensatory 12b-1 plan for Class A shares, which authorizes payments up to 0.25% of the LifeLine Fund’s average daily net assets. No payments have been made and there is no current intention to charge this fee.

(4)

In addition to the LifeLine Fund’s direct expenses, the LifeLine Fund indirectly bears a pro-rata share of the expenses of the Underlying Funds in which it invests. Acquired fund fees and expenses includes expenses of the Underlying Funds and an estimate of fees and expenses that the LifeLine Fund bears indirectly attributable to the LifeLine Fund’s investment in the HSBC Investor Prime Money Market Fund.

(5)

The Adviser has entered into a written expense limitation agreement with the LifeLine Fund under which it will limit total expenses of the LifeLine Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the LifeLine Fund’s investment in the HSBC Investor Prime Money Market Fund) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. The expense limitation is contractual and shall be in effect until March 1, 2010.

The SAI contains a more detailed discussion of the different classes of shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

28

HSBC Investor Conservative Growth Strategy Fund Risk/Return Summary and Fund Expenses

The Example is intended to help you compare the cost of investing in shares of the Conservative Income Strategy Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the LifeLine Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Expense Example*

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[ ]	$[ ]	$[ ]	$[ ]

Class B Shares
Assuming Redemption	$[ ]	$[ ]	$[ ]	$[ ]
Assuming no Redemption	$[ ]	$[ ]	$[ ]	$[ ]

Class C Shares
Assuming Redemption	$[ ]	$[ ]	$[ ]	$[ ]
Assuming no Redemption	$[ ]	$[ ]	$[ ]	$[ ]

*

The Example reflects the combined fees and expenses of the Conservative Growth Strategy Fund and the Underlying Funds and reflects any applicable sales charges. The Example shows the expenses you would pay at the end of the time periods indicated. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.

29

HSBC Investor LifeLine Funds Investment Objectives, Strategies and Risks

Investment Objectives:

•	HSBC Investor Aggressive Growth Strategy Fund seeks long-term growth of capital.

•	HSBC Investor Growth Strategy Fund seeks long-term growth of capital.

•	HSBC Investor Moderate Growth Strategy Fund seeks high total return consisting of long-term growth of capital and current income.

•	HSBC Investor Conservative Growth Strategy Fund seeks high total return consisting of long-term growth of capital and current income.

The LifeLine Funds currently seek to achieve their investment objectives by normally investing their assets in Underlying Funds in approximately the various percentage weightings set forth in the chart below. The percentage weightings are targets that may be adjusted in the Adviser’s discretion although it is not anticipated that such adjustments will occur on a frequent basis.

HSBC Investor Lifeline Funds Target Asset Allocation

Asset Class	Aggressive Growth Strategy Fund	Growth Strategy Fund	Moderate Growth Strategy Fund	Conservative Growth Strategy Fund

Large Cap Growth	21%	21%	19%	15%

Large Cap Value	21%	21%	18%	14%

Small-cap	34%	20%	11%	4%

International Equity	23%	20%	15%	10%

Fixed Income	None	15%	26%	28%

High Yield Fixed Income	None	2%	5%	8%

Money Market	1%	1%	6%	21%

Total:	100%	100%	100%	100%

•	HSBC Investor Aggressive Growth Strategy Fund’s allocation is heavily weighted toward equity investments, both U.S. and international.

•

HSBC Investor Growth Strategy Fund’s allocation is heavily weighted toward equity investments, both U.S. and international, while including some fixed-income securities in an effort to reduce volatility.

•

HSBC Investor Moderate Growth Strategy Fund’s allocation is weighted toward equity investments, both U.S. and international, while including fixed income securities in an effort to reduce volatility and add income.

•	HSBC Investor Conservative Growth Strategy Fund’s allocation is roughly evenly weighted between fixed-income securities and short-term instruments, and U.S. and international equity investments.

30

HSBC Investor LifeLine Funds
Investment Objectives, Strategies and Risks

The Underlying Funds
HSBC Investor Prime Money Market Fund

Money Market Investment Objective

The investment objective of the HSBC Investor Prime Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital. HSBC Global Asset Management (USA) Inc. is the investment adviser to the Prime Money Market Fund.

Principal Investment Strategies

The Prime Money Market Fund seeks to achieve its investment objective by investing the assets of the Prime Money Market Fund in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations. The Prime Money Market Fund invests primarily in bank certificates of deposits, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, and U.S. government securities. The Prime Money Market Fund may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of financial institutions (including foreign financial institutions).

HSBC Investor Growth Portfolio

Large Cap Growth Investment Objective	The Growth Portfolio’s investment objective is long-term growth of capital. The subadviser to the Growth Portfolio is Winslow Capital Management, Inc.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests primarily in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of $2 billion, which the subadviser believes have the potential to generate superior levels of long-term profitability and growth.

The subadviser selects companies which create superior wealth over time and have sustainable competitive advantages. The subadviser’s selection process is a blend of quantitative and fundamental research. From a quantitative standpoint, the subadviser concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates. Once the quantitative research is completed, the subadviser conducts its internal research. The subadviser searches to identify those companies that it believes possess a sustainable competitive advantage. The subadviser seeks to outperform the Russell 1000® Growth Index.

HSBC Investor Value Portfolio

Large Cap Value Investment Objective	The Value Portfolio’s investment objective is long-term growth of capital and income. The subadviser to the Value Portfolio is NWQ Investment Management Company, LLC.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests primarily in U.S. and foreign equity securities of companies with large and medium capitalizations that the subadviser believes possess opportunities underappreciated or misperceived by the market. The Portfolio may also invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange and/or American Depositary Receipts.

31

HSBC Investor LifeLine Funds
Investment Objectives, Strategies and Risks

NWQ Investment Management Company, LLC, as the subadviser to the Portfolio, is a disciplined, opportunistic, bottom-up/research driven firm. Its investment philosophy emphasizes the following three critical factors with respect to each investment in the Portfolio: attractive valuation; downside protection and identifying catalysts or inflection points. The investment process seeks to add value through active management. The process is fluid and dynamic; the Portfolio is constantly monitored using and strictly adhering to the subadviser’s research and analyst driven process. The subadviser also recognizes that active management requires taking independent, non-consensus views on companies and industries. Therefore, the subadviser attempts to build downside protection into its process by evaluating and quantifying the risks versus the reward opportunity of every investment in the Portfolio.

HSBC Investor Opportunity Portfolio

Small-Cap Investment Objective	The Opportunity Portfolio’s investment objective is long-term growth of capital. The subadviser to the Opportunity Portfolio is Westfield Capital Management Company, LLC.

Principal Investment Strategies

Under normal market conditions, the Portfolio primarily invests in equity securities of small cap companies. The Portfolio may also invest in bonds, notes, commercial paper, U.S. government securities, and foreign securities. Small cap companies generally are those that have market capitalizations within the range of market capitalizations represented in the Russell 2500® Growth Index. The Portfolio may also invest in equity securities of larger, more established companies if they are expected to show increased earnings.

Westfield Capital Management Company, LLC, the Portfolio’s subadviser, selects investments in companies that it believes offer superior prospects for growth and are either:

• early in their cycle but which the subadviser believes have the potential to become major enterprises, or

•

are major enterprises whose rates of earnings growth the subadviser expects to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

HSBC Investor International Equity Portfolio

International Equity Investment Objective

The International Equity Portfolio’s investment objective is long-term growth of capital and future income. The subadviser to the International Equity Portfolio is AllianceBernstein Investment Research and Management.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East. The Portfolio may invest up to 20% of its assets in equity securities of companies in emerging markets.

AllianceBernstein Investment Research and Management, the Portfolio’s subadviser, uses a fundamental value-oriented approach in selecting investments for the Portfolio.

32

HSBC Investor LifeLine Funds
Investment Objectives, Strategies and Risks

Fixed Income	[Non-Affiliated Fund Information to be Provided.]

Investment Objective	[Non-Affiliated Fund Information to be Provided.]

Principal Investment Strategies	[Non-Affiliated Fund Information to be Provided.]

High Yield Fixed Income	[Non-Affiliated Fund Information to be Provided.]

Investment Objective	[Non-Affiliated Fund Information to be Provided.]

Principal Investment Strategies	[Non-Affiliated Fund Information to be Provided.]

General Risk Factors: All Funds

An investment in a LifeLine Fund is subject to investment risks, including the possible loss of the principal amount invested. Each LifeLine Fund’s performance per share will change daily based on many factors, including changes in the price of the underlying securities, fluctuation in interest rates, the quality of the instruments in the LifeLine Fund’s Underlying Funds, national and international economic conditions and general market conditions.

Generally, each LifeLine Fund and its Underlying Funds will be subject to the following risks:

•

Market Risk: Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap or mid-cap stocks, and “growth” stocks can react differently from “value” stocks.

•

Fixed Income Securities: The value of investments in fixed income securities will fluctuate as interest rates decrease or increase. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to a LifeLine Fund or Underlying Fund. If so, a LifeLine Fund or Underlying Fund may need to liquidate some of its holdings and forego the purchase of additional income-producing assets. Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither issued nor explicitly guaranteed by the United States Treasury.

•	Credit Risks: A LifeLine Fund could lose money if the issuer of a fixed income security owned by an Underlying Fund is unable to meet its financial obligations.

•

Derivatives: Certain Underlying Funds may invest in various types of derivative securities. Generally, a derivative is a financial arrangement the value of which is based on (or “derived” from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, swaps, mortgage- and asset-backed securities, and “when-issued” securities. There are, in fact, many different types of derivative securities and many different ways to use them.

The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of an Underlying Fund or protect its assets from declining in value. In fact, investments in derivative securities may actually lower an Underlying Fund’s return if such investments are timed incorrectly or are executed under adverse market conditions. In addition, the lack of a liquid market for derivative securities may prevent an Underlying Fund from selling unfavorable positions, which could result in adverse consequences.

33

HSBC Investor LifeLine Funds
Investment Objectives, Strategies and Risks

Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk, market risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An investment in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that an Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Where a use of derivatives involves leverage, leverage risk will apply.

The SAI contains detailed descriptions of the derivative securities in which [each Underlying Fund may invest] and a discussion of the risks associated with each security. To request an SAI, please refer to the back cover of this Prospectus.

•

Leverage Risk: Certain transactions give rise to a form of leverage. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Fund’s portfolio securities.

•

Liquidity Risk/Illiquid Securities: Each Underlying Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. The Underlying Funds will not invest more than 15% of their net assets in securities deemed to be illiquid (10% for Underlying money market funds). An Underlying Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

•

Portfolio Turnover: Each Underlying Fund is actively managed and, in some cases an Underlying Fund’s portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the LifeLine Funds and their shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax effects associated with turnover may adversely affect a LifeLine Fund’s performance.

•

Temporary Defensive Positions: In order to meet liquidity needs or for temporary defensive purposes, each LifeLine Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers’ acceptances, commercial paper or in equity securities which, in the Adviser’s opinion, are more conservative than the types of securities that the LifeLine Fund typically invests in. To the extent a LifeLine Fund is engaged in temporary or defensive investments, it will not be pursuing its investment objective.

•

Returns Are Not Guaranteed: An investment in a LifeLine Fund is neither insured nor guaranteed by the U.S. Government. Shares of the LifeLine Funds are not deposits or obligations of, or guaranteed or endorsed by HSBC or any other bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

•

Risk of Asset Allocation Funds: The assets of each LifeLine Fund are invested in the Underlying Funds, which means the investment performance of each LifeLine Fund is directly related to the performance of the investments held by the Underlying Funds. The ability of a LifeLine Fund to meet its investment objective depends on the ability of the Underlying Funds to meet their own investment objectives. It is possible that one or more Underlying Funds will not meet their own investment objectives, which would affect a LifeLine Fund’s performance. There can be no assurance that the investment objective of any LifeLine Fund or any Underlying Funds will be achieved. Because the Underlying Funds represent different asset classes, each LifeLine Fund is subject to different levels and combinations of risk, depending on the particular LifeLine Fund’s asset allocation.

•

Portfolio Weighting Risk: The assets of each LifeLine Fund are invested in the Underlying Funds according to predetermined target percentages selected by the Portfolio Manager. There can be no assurance that the Portfolio Manager’s selection will enable each LifeLine Fund to achieve its

34

HSBC Investor LifeLine Funds
Investment Objectives, Strategies and Risks

investment objective. Furthermore, there can be no assurances that a LifeLine Fund will remain within the target allocations during the periods between rebalancing. The process of reallocation may generate net capital gains (including short term capital gains that are generally taxed to investors at ordinary income tax rates).

Specific Risk Factors: Foreign Securities

Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation.

Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in foreign emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

Investments in foreign markets typically involve currency risks. Some Underlying Funds may use techniques to increase exposure to a currency or shift exposure from one currency to another. Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the Underlying Funds may seek to reduce currency risk by hedging part or all of their exposure to various foreign currencies, they are not required to do so, and if such hedging techniques are employed, there is no assurance that they will be successful.

Specific Risk Factors: Lending of Portfolio Securities

In order to generate additional income, certain Underlying Funds may lend portfolio securities to qualified broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Specific Risk Factors: Repurchase Agreements

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Underlying Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

Specific Risk Factors: High Yield/High Risk Securities

High yield/high risk securities (“junk bonds”) may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities. If the issuer of high yield/high risk securities defaults, the Underlying Fund may incur additional expenses to seek recovery. High yield/high risk securities may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect, and cause large fluctuations in, the daily value of the Underlying Funds. Bonds rated below investment grade are considered speculative with respect to the issuer’s continuing ability to meet principal and interest payments. In the event of a payment problem by an issuer of high yield, high risk bonds, more senior debt holders (such as bank loans and investment grade bonds) will likely be paid a greater portion of the total outstanding debt owed by the issuer. Because investing in bonds rated below investment grade involves greater investment risk, achieving the relevant Underlying Fund’s investment objective will depend more on the Underlying Fund’s portfolio manager’s analysis than would be the case if the Underlying Fund were investing in higher-quality bonds.

35

HSBC Investor LifeLine Funds
Investment Objectives, Strategies and Risks

For all or a portion of the high yield securities investments that may be made by certain Underlying Funds, there is no minimum limit on the rating or credit quality. In such cases an Underlying Fund may invest in distressed securities (securities of companies undergoing or expected to undergo bankruptcy or restructuring in an effort to avoid insolvency). Such investments are speculative and involve significant risk. Distressed securities frequently do not produce income while they are outstanding and may require the Underlying Fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Underlying Fund pursues capital appreciation through investment in distressed securities, the Underlying Fund’s ability to achieve current income may be diminished.

Specific Risk Factors: “When-Issued” Securities

The price and yield of securities purchased on a “when-issued” basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a “when-issued” transaction fails to deliver or pay for the security. In addition, purchasing securities on a “when-issued” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” security may have a lesser (or greater) value at the time of settlement than an Underlying Fund’s payment obligation with respect to that security.

Specific Risk Factors: Mortgage-Backed Securities and Swaps

Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Conversely, an extension risk is present during periods of rising interest rates, when a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities. Market risk reflects the risk that the price of the security may fluctuate over time as a result of changing interest rates or the lack of liquidity. Credit risk reflects the risk that an Underlying Fund may not receive all or part of its principal because the issuer has defaulted on its obligations.

Specific Risk Factors: Swaps

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument (or index). Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, each in respect to a reference entity or entities, from one counterparty to the other. The buyer of the credit default swap receives credit protection or sheds credit risk, whereas the seller of the swap is selling credit protection or taking on credit risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the other party to the swap defaults, an Underlying Fund may lose interest payments that it is contractually entitled to receive and may, in some cases, lose the entire principal value of the investment security.

Specific Risk Factors: Capitalization Risk

Capitalization risk is the risk customarily associated with investments in smaller capitalization companies due to limited markets and financial resources, narrow product lines and frequent lack of depth of management. Stocks of smaller companies may trade infrequently or in lower volumes, making it difficult for an Underlying Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, certain LifeLine Funds’ net asset values may be subject to rapid and substantial changes.

36

HSBC Investor LifeLine Funds
Investment Objectives, Strategies and Risks

Specific Risk Factors: Exposure to Technology-Related Risk

The mid-cap sector of the stock market includes a significant number of companies the securities of which may be characterized as technology or technology-related investments. While each Underlying Fund does not as matter of investment strategy seek to invest disproportionately in such securities, the value of the Underlying Funds’ investments may be impacted by developments affecting technology and technology-related stocks generally.

Portfolio Holdings

A description of the LifeLine Funds’ and policies and procedures with respect to the disclosure of the LifeLine Funds’ portfolio securities is available in the SAI and on the LifeLine Funds’ website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this Prospectus.

37

Fund Management

The Investment Adviser and Subadvisers

HSBC Global Asset Management (USA) Inc. (the “Adviser”), 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the LifeLine Funds. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2008, HSBC managed approximately $[   ] billion in the HSBC Investor Family of Funds.

The Funds and the Adviser have received an exemptive order from the Securities and Exchange Commission that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval.

Subject to the terms of the exemptive order, the following Underlying Funds may currently hire and/or terminate subadvisers without shareholder approval: the Core Plus Fixed Income Portfolio, High Yield Fixed Income Portfolio, Growth Portfolio, International Equity Portfolio, Opportunity Portfolio, and Value Portfolio. The Core Plus Fixed Income Portfolio, High Yield Fixed Income Portfolio, and Intermediate Duration Fixed Income Portfolio are currently utilizing the services of a subadviser that is affiliated with the Adviser, and the exemptions under the exemptive order do not apply to the use of an affiliated subadviser. However, for the Core Plus Fixed Income Portfolio and the High Yield Fixed Income Portfolio, the exemptions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time.

For advisory and management services, the LifeLine Funds pay a management fee as follows:*

HSBC Investor Aggressive Growth Strategy Fund	0.05%

HSBC Investor Growth Strategy Fund	0.05%

HSBC Investor Moderate Growth Strategy Fund	0.05%

HSBC Investor Conservative Growth Strategy Fund	0.05%

* The Adviser has waived this 0.05% fee for each of the Lifeline Funds since each such Fund’s inception.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreements is available for the LifeLine Funds in the April 30, 2008 semi-annual report and will be available in the April 30, 2009 semi-annual report.

[Portfolio Manager], [Title], is primarily responsible for the day-to-day management of the LifeLine Funds. Prior to joining the Adviser in [Date], [Portfolio Manager] [include past 5 years of employment history].

Additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the LifeLine Funds (or other funds managed) is available in the SAI.

38

Fund Management

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc. (“Citi”), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the LifeLine Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

Foreside Distribution Services, L.P. (“Foreside”) serves as the distributor (the “Distributor”) of each LifeLine Fund’s shares. Foreside may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as Financial Industry Regulatory Authority.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the LifeLine Funds’ website at www.investorfunds.us.hsbc.com.

The Two-Tier Fund Structure

Each LifeLine Fund seeks to achieve its investment objective by investing its assets in a combination of Underlying Funds. Other mutual funds and institutional investors may invest in the Underlying Funds on the same terms and conditions as the LifeLine Funds (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in the Underlying Fund. For example, if a large investor withdraws from an Underlying Fund, operating expenses may increase, thereby producing lower returns for investors in the LifeLine Funds. Additionally, the Underlying Fund may become less diverse, resulting in increased Underlying Fund operating expenses.

Except as permitted, whenever a LifeLine Fund is requested to vote on a matter pertaining to an Underlying Fund, the LifeLine Fund will hold a meeting of its shareholders. At the meeting of investors in the Underlying Fund, the LifeLine Fund will cast all of its votes in the same proportion as the votes of the LifeLine Fund’s shareholders.

The investment objective of each LifeLine Fund may be changed without approval of the shareholders. A LifeLine Fund may withdraw its investment in an Underlying Fund as a result of certain changes in the respective Underlying Fund’s investment objective, policies or restrictions or if it is in the best interests of the LifeLine Fund to do so.

39

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of a LifeLine Fund’s investments and other assets attributable to a class less any liabilities, by the total number of outstanding shares of that class:

NAV =
Total Assets – Liabilities

Number of Shares
Outstanding

With respect to any portion of a LifeLine Fund’s assets that is invested in one or more Underlying Funds, the LifeLine Fund’s NAV is calculated based upon the NAV of those Underlying Funds. Please refer to the Underlying Fund’s prospectuses for a description of how the securities held by such Underlying Funds may be valued.

The LifeLine Funds

The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open.

The New York Stock Exchange is open every weekday except the days on which national holidays are observed. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is not able to purchase, redeem or exchange shares.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by a Fund plus any applicable sales charge. If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Fair Value Pricing Policies

A LifeLine Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a LifeLine Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a LifeLine Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a LifeLine Fund’s valuation time, is not reflected in the most recent market price of a security, and may affect the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The LifeLine Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a fair value pricing service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board.

40

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each authorized dealer’s or selling agent’s agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or Account Officer at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities Mutual Funds
452 Fifth Avenue—2nd Floor
New York, New York 10018

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

41

Shareholder Information

Purchasing and Adding to Your Shares
continued

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler’s checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Account Type	Minimum Initial Investment	Minimum Subsequent Investment

Regular (non-retirement)	$1,000	$100

Retirement (IRA)	$250	$100

Automatic Investment Plan	$250	$25

Investment minimums for any class may be waived, at the discretion of the Investment Adviser, for investments in the Fund by clients of the Adviser and its affiliates.

Avoid 28% Tax Withholding

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid backup withholding, make sure you provide your correct Tax Identification Number (social security number for most investors) on your account application.

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.

Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be found on the Funds’ website at www.investorfunds.us.hsbc.com.

2.	Make check payable to “HSBC Investor Funds” and include the name of the appropriate Fund(s) on the check.

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement.

Or, if unavailable,

2.	Include the following information in writing:

	•	Fund name

	•	Share class

	•	Amount invested

	•	Account name

	•	Account number

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

42

Shareholder Information

Purchasing and Adding to Your Shares continued

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your account application.

Make sure you note:

■	Your bank name, address and account number

■	The amount you wish to invest automatically (minimum $25)

■	How often you want to invest (every month, 4 times a year, twice a year or once a year)

■	Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

43

Shareholder Information

Purchasing and Adding to Your Shares continued

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

To deter market timing, the Funds impose redemption fees on shares sold or exchanged within thirty days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the HSBC Investor Money Market Fund. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans. Further exceptions and information are found in this Prospectus under “Shareholder Information—Selling Your Shares—Redemption Fees.” As a further deterrent to excessive trading, many foreign securities held by the International Equity Portfolio are priced by an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see “Shareholder Information—Pricing of Fund Shares—Fair Value Pricing Policies.”

The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. In addition, although the Funds will attempt to assess the redemption fee on all applicable redemptions, the Funds cannot guarantee that they will succeed in doing so. Under Rule 22c-2 of the Investment Company Act of 1940, the Funds have entered into agreements with financial intermediaries obligating them to provide, upon each Fund’s request, information regarding their customers and their customer’s transactions in shares of the Funds. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in format that can be quickly analyzed or evaluated by the Funds. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion, to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

44

Shareholder Information

Selling Your Shares

You may sell your Fund shares at any time. Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or C shares, you will be charged a fee for any shares that have not been held or a sufficient length of time. These fees will be deducted from the money paid to you. See the section on “Distribution Arrangements/Sales Charges” for details.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Write a letter of instruction indicating:

	•	your Fund and account number

	•	amount you wish to redeem

	•	address where your check should be sent

	•	account owner signature

2.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Redemptions in Writing Required

You must request redemption in writing in the following situations:

1.	Redemptions by Individual Retirement Accounts (“IRAs”).

2.	Redemption requests requiring a signature guarantee, which include any of the following:

	•	Your account address has changed within the last 10 business days;

	•	The check is not being mailed to the address on your account;

	•	The check is not being made payable to the owner of the account;

	•	The redemption proceeds are being transferred to another Fund account with a different registration; or

	•	The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

45

Shareholder Information

Selling Your Shares continued

Wire Transfer

You must indicate this option on your account application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50.To activate this feature:

•	Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

•	Include a voided personal check.

•	Your account must have a value of $10,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or a Fund may close your account and mail the proceeds to you.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceed until the Fund’s Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days).

Redemption Fee

The Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

46

Shareholder Information

Selling Your Shares continued

The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Suspension of Redemptions

The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable and Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

47

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

Aggressive Growth Strategy Fund, Growth Strategy Fund
Moderate Growth Strategy Fund, and Conservative Growth Strategy Fund

	Percentage of Offering Price	Percentage of Investment

Less than $50,000	5.00%	5.26%	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within four years after purchase. Shares automatically convert to Class A Shares after 6 years.	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within one year after purchase.
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	1.00%	1.01%

	Subject to combined annual distribution and shareholder servicing fees of up to 0.25% annually of the Fund’s total average daily net assets.		Subject to combined annual distribution and shareholder servicing fees of up to 1.00% annually of the Fund’s average daily net assets.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% annually of the Fund’s average daily net assets.

	Lower annual expenses than Class B or C Shares.		Higher annual expenses than Class A Shares.	Higher annual expenses than Class A Shares.

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in the prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A Shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Funds’ Transfer Agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)	Information or records regarding shares of the Fund or other funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(B)	Information or records regarding shares of the Fund or other funds held in any account of the shareholder at another financial intermediary; and

(C)	Information or records regarding shares of the Fund or other funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

48

Shareholder Information

Distribution Arrangements/Sales Charges continued

You should note in particular that, if the Funds’ transfer agent is properly notified, under the “Right of Accumulation” described below the “Amount of Purchase” in the above chart will be deemed to include all Class A Shares of the Funds that were acquired by purchase or exchange, and that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any Class A Shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Class A Shares may be aggregated with your current purchase under the Right of Accumulation as described in the Statement of Additional Information. For purposes of determining the “Amount of Purchase,” all Class A Shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Funds’ transfer agent a signed written letter of intent to invest a total of at least $50,000 in Class A Shares in one or more of the Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the Statement of Additional Information, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

Class A Shares
Sales Charge Reductions

Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

•

Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

•

Rights of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares, that you already own plus the amount you intend to invest in Class A Shares reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Funds’ transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

•

Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple funds (excluding the HSBC Investor Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Class A Shares
Waiver of Sales Charges

The following qualify for waivers of sales charges:

•	Shares purchased by investment representatives through fee-based investment products or accounts.

•	Proceeds from redemptions from any of the HSBC Investor Funds or another mutual fund complex within 60 days after redemption, if you paid a front-end sales charge for those shares.

•	Proceeds from redemptions of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption.

49

Shareholder Information

Distribution Arrangements/Sales Charges continued

•	Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption of the Class A Shares.

•

Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Investor Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares.

•	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the Funds.

•	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

•	Shares purchased by tax-qualified employee benefit plans.

•

Shares purchased by directors, trustees, employees, and family members of the Adviser or its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Additional Information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

Distribution (12b-1) and Shareholder Service Fees

The Funds have adopted Distribution (“12b-1”) plans for Class A, Class B and Class C Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, will decrease the return on your investment and may cost you more than paying other types of sales charges.

•	The 12b-1 fees vary by share class as follows:

• Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund.

•

Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of the Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

•

The higher 12b-1 fee on Class B and Class C Shares, together with the contingent deferred sales load help the Distributor sell Class B and Class C Shares without an “up-front” sales charge. In particular, these fees help to defray the Distributor’s costs of advancing brokerage commissions to investment representatives.

•	In addition to the 12b-1 fees, Class A, Class B and Class C Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Funds.

•

The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.25% of the average daily net assets for the Class A Shares, and 1.00% of the average daily net assets of the respective classes of the Funds for the Class B and Class C Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

50

Shareholder Information

Distribution Arrangements/Sales Charges continued

Class B Shares

Class B Shares of the Funds may be purchased for individual accounts only in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a contingent deferred sales charge (“CDSC”). The CDSC will be as illustrated in the chart.

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge

0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
more than 4	None

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature—Class B Shares

•

Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

•

After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

•

If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

Class C Shares

Class C Shares of the Funds may be purchased for individual accounts in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.

Unlike Class B Shares, Class C Shares have no conversion feature.

51

Shareholder Information

Distribution Arrangements/Sales Charges continued

Waiver of Sales Charges—Class B Shares and Class C Shares

The following qualify for waivers of sales charges:

•	Distributions following the death or disability of shareholder.

•	Redemptions representing the required minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70½.

•	Redemptions representing the required minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for financial intermediary receiving such payments.

Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see “Notes on Exchanges”). No transaction fees are charged for exchanges. However, the Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations. For more information on the redemption fee, see “Selling Your Shares—Redemption Fee”.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

52

Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B and C shares, because Class A shares have lower operating expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

The following information is meant as a general summary of tax matters for U.S. taxpayers. Please see the Funds’ Statement of Additional Information (“SAI”) for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

•	A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

•	Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

•

The Conservative Growth Strategy Fund and the Moderate Growth Strategy Fund intend to declare and pay dividends quarterly. The Growth Strategy Fund and the Aggressive Growth Strategy Fund intend to declare and pay dividends at least annually. Capital gains for all LifeLine Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

•	Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

•

Current Tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 days holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The favorable treatment of qualifying dividends and the 15% rate on long-term capital gains is currently scheduled to expire after 2010.

•

Any portion of a Fund’s dividend that is derived from interest will not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. This may be particularly applicable to the Conservative Growth Strategy Fund whose asset allocation favors fixed income investments. If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset that the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gains (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

53

Shareholder Information

Dividends, Distributions and Taxes continued

•

There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

•

Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

•

You will be notified in January each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income, which qualify for the 15% rate applicable to qualifying dividends on corporate stock and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

•

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•

Foreign shareholders are generally subject to special withholding requirements. If a Fund elects to designate distributions of interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through 2009.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre-retirement distributions from retirement accounts.

54

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

HSBC Investor Aggressive Growth Strategy Fund

Selected data for a share outstanding throughout the periods indicated. (a)

		Investment Activities				Dividends

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) from Investment Transactions	Total from Investment Activities	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period

CLASS A SHARES
Period Ended October 31, 2005 (g)	$10.00	(0.01)		0.61	0.60	—	—	$10.60
Year Ended October 31, 2006	10.60	0.01		2.01	2.02	(0.05)	(0.05)	12.57
Year Ended October 31, 2007	12.57	0.00	*(f)	2.98	2.98	—	—	15.55

CLASS B SHARES
Period Ended October 31, 2005 (h)	$10.00	(0.04)		0.61	0.57	—	—	$10.57
Year Ended October 31, 2006	10.57	(0.05)		1.97	1.92	(0.05)	(0.05)	12.44
Year Ended October 31, 2007	12.44	(0.11	)*	2.94	2.83	—	—	15.27

CLASS C SHARES
Period Ended October 31, 2005 (i)	$10.00	(0.05)		0.60	0.55	—	—	$10.55
Year Ended October 31, 2006	10.55	(0.04)		1.95	1.91	(0.05)	(0.05)	12.41
Year Ended October 31, 2007	12.41	(0.11	)*	2.96	2.85	—	—	15.26

		Ratios/Supplementary Data

	Total Return(b)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Expenses to Average Net Assets(c)(d)	Portfolio Turnover Rate(e)

CLASS A SHARES
Period Ended October 31, 2005 (g)	6.00%	$726	1.50%	(0.20)%	11.72%	49.10%
Year Ended October 31, 2006	19.15%	4,116	1.50%	0.05%	3.52%	48.46%
Year Ended October 31, 2007	23.71%	7,046	1.50%	(0.03)%	2.27%	45.50%

CLASS B SHARES
Period Ended October 31, 2005 (h)	5.70%	$700	2.25%	(1.01)%	11.63%	49.10%
Year Ended October 31, 2006	18.25%	2,998	2.25%	(0.70)%	4.33%	48.46%
Year Ended October 31, 2007	22.75%	4,942	2.25%	(0.77)%	3.02%	45.50%

CLASS C SHARES
Period Ended October 31, 2005 (i)	5.50%	$21	2.25%	(1.15)%	9.79%	49.10%
Year Ended October 31, 2006	18.19%	229	2.25%	(0.69)%	4.20%	48.46%
Year Ended October 31, 2007	22.97%	528	2.25%	(0.79)%	2.99%	45.50%

*	Calculated based on average shares outstanding.

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e)

Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios by the corresponding Portfolio’s portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)	Rounds to less than $0.01.

(g)	Class A Shares commenced operations on February 14, 2005.

(h)	Class B Shares commenced operations on February 9, 2005.

(i)	Class C Shares commenced operations on June 9, 2005.

55

Financial Highlights

HSBC Investor Growth Strategy Fund

Selected data for a share outstanding throughout the periods indicated. (a)

		Investment Activities				Dividends

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) from Investments Transactions	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period

CLASS A SHARES
Period Ended October 31, 2005 (f)	$10.00	0.02		0.70	0.72	—	—	—	$10.72
Year Ended October 31, 2006	10.72	0.07		1.69	1.76	—	(0.03)	(0.03)	12.45
Year Ended October 31, 2007	12.45	0.11	*	2.34	2.45	(0.08)	(0.09)	(0.17)	14.73

CLASS B SHARES
Period Ended October 31, 2005 (h)	$10.00	(0.01)		0.79	0.78	—	—	—	$10.78
Year Ended October 31, 2006	10.78	0.02		1.66	1.68	—	(0.03)	(0.03)	12.43
Year Ended October 31, 2007	12.43	0.01	*	2.34	2.35	(0.02)	(0.09)	(0.11)	14.67

CLASS C SHARES
Period Ended October 31, 2005 (i)	$10.00	(0.02)		0.84	0.82	—	—	—	$10.82
Year Ended October 31, 2006	10.82	0.02		1.67	1.69	—	(0.03)	(0.03)	12.48
Year Ended October 31, 2007	12.48	0.01	*	2.35	2.36	(0.01)	(0.09)	(0.10)	14.74

			Ratios/Supplementary Data

	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Expenses to Average Net Assets(c)(d)	Portfolio Turnover Rate(e)

CLASS A SHARES
Period Ended October 31, 2005 (f)	7.20%		$2,814	1.50%	0.42%	5.19%	69.23%
Year Ended October 31, 2006	16.41%		12,562	1.50%	0.87%	2.19%	80.30%
Year Ended October 31, 2007	19.92	%(g)	21,352	1.50%	0.84%	1.65%	73.45%

CLASS B SHARES
Period Ended October 31, 2005 (h)	7.80%		$2,670	2.25%	(0.38)%	5.74%	69.23%
Year Ended October 31, 2006	15.57%		8,702	2.25%	0.11%	2.94%	80.30%
Year Ended October 31, 2007	18.98	%(g)	13,905	2.25%	0.09%	2.40%	73.45%

CLASS C SHARES
Period Ended October 31, 2005 (i)	8.20%		$106	2.25%	(0.55)%	5.24%	69.23%
Year Ended October 31, 2006	15.61%		585	2.25%	0.14%	2.90%	80.30%
Year Ended October 31, 2007	19.04	%(g)	1,273	2.25%	0.07%	2.39%	73.45%

*	Calculated based on average shares outstanding.

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e)

Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios by the corresponding Portfolio’s portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)	Class A Shares commenced operations on February 8, 2005.

(g)

During the year ended October 31, 2007, certain HSBC Investor Portfolios in which the Fund invests in received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.23%, 0.24% and 0.23% for Class A Shares, Class B Shares and Class C Shares, respectively.

(h)	Class B Shares commenced operations on February 1, 2005.

(i)	Class C Shares commenced operations on April 27, 2005.

56

Financial Highlights

HSBC Investor Moderate Growth Strategy Fund

Selected data for a share outstanding throughout the periods indicated. (a)

		Investment Activities				Dividends

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) from Investment Transactions	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period

CLASS A SHARES
Period Ended October 31, 2005 (f)	$10.00	0.04		0.45	0.49	— (g)	—	— (g)	$10.49
Year Ended October 31, 2006	10.49	0.17		1.23	1.40	(0.17)	(0.01)	(0.18)	11.71
Year Ended October 31, 2007	11.71	0.21	*	1.65	1.86	(0.20)	(0.10)	(0.30)	13.27

CLASS B SHARES
Period Ended October 31, 2005 (i)	$10.00	0.01		0.49	0.50	— (g)	—	— (g)	$10.50
Year Ended October 31, 2006	10.50	0.09		1.22	1.31	(0.08)	(0.01)	(0.09)	11.72
Year Ended October 31, 2007	11.72	0.12	*	1.65	1.77	(0.12)	(0.10)	(0.22)	13.27

CLASS C SHARES
Period Ended October 31, 2005 (j)	$10.00	—	(g)	0.28	0.28	—	—	—	$10.28
Year Ended October 31, 2006	10.28	0.09		1.19	1.28	(0.08)	(0.01)	(0.09)	11.47
Year Ended October 31, 2007	11.47	0.12	*	1.60	1.72	(0.12)	(0.10)	(0.22)	12.97

			Ratios/Supplementary Data

	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income to Average Net Assets(c)	Ratio of Expenses to Average Net Assets(c)(d)	Portfolio Turnover Rate(e)

CLASS A SHARES
Period Ended October 31, 2005 (f)	4.94%		$3,241	1.50%	0.95%	4.30%	84.55%
Year Ended October 31, 2006	13.40%		11,973	1.50%	1.65%	2.12%	101.57%
Year Ended October 31, 2007	16.12	%(h)	20,140	1.50%	1.70%	1.60%	92.87%

CLASS B SHARES
Period Ended October 31, 2005 (i)	5.03%		$3,604	2.25%	0.18%	5.01%	84.55%
Year Ended October 31, 2006	12.45%		10,731	2.25%	0.91%	2.87%	101.57%
Year Ended October 31, 2007	15.25	%(h)	16,513	2.25%	0.95%	2.35%	92.87%

CLASS C SHARES
Period Ended October 31, 2005 (j)	2.80%		$278	2.25%	0.05%	4.69%	84.55%
Year Ended October 31, 2006	12.53%		763	2.25%	0.87%	2.83%	101.57%
Year Ended October 31, 2007	15.20	%(h)	1,766	2.25%	0.95%	2.33%	92.87%

*	Calculated based on average shares outstanding.

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e)

Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios by the corresponding Portfolio’s portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)	Class A Shares commenced operations on February 3, 2005.

(g)	Rounds to less than $0.01.

(h)

During the year ended October 31, 2007, certain HSBC Investor Portfolios in which the Fund invests in received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.41%, 0.41% and 0.33% for Class A Shares, Class B Shares and Class C Shares, respectively.

(i)	Class B Shares commenced operations on February 1, 2005.

(j)	Class C Shares commenced operations on June 9, 2005.

57

Financial Highlights

HSBC Investor Conservative Growth Strategy Fund

Selected data for a share outstanding throughout the periods indicated. (a)

		Investment Activities				Dividends

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) from Investment Transactions	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period

CLASS A SHARES
Period Ended October 31, 2005 (h)	$10.00	0.04		0.26	0.30	(0.01)	—	(0.01)	$10.29
Year Ended October 31, 2006	10.29	0.22		0.85	1.07	(0.25)	—	(0.25)	11.11
Year Ended October 31, 2007	11.11	0.29	*	1.03	1.32	(0.27)	(0.12)	(0.39)	12.04

CLASS B SHARES
Period Ended October 31, 2005 (i)	$10.00	0.03		0.16	0.19	— (f)	—	— (f)	$10.19
Year Ended October 31, 2006	10.19	0.15		0.83	0.98	(0.16)	—	(0.16)	11.01
Year Ended October 31, 2007	11.01	0.20	*	1.05	1.25	(0.20)	(0.12)	(0.32)	11.94

CLASS C SHARES
Period Ended October 31, 2005 (j)	$10.00	0.03		0.38	0.41	—	—	—	$10.41
Year Ended October 31, 2006	10.41	0.15		0.85	1.00	(0.17)	—	(0.17)	11.24
Year Ended October 31, 2007	11.24	0.21	*	1.11	1.32	(0.19)	(0.12)	(0.31)	12.25

			Ratios/Supplementary Data

	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income to Average Net Assets(c)	Ratio of Expenses to Average Net Assets(c)(d)	Portfolio Turnover(e)

CLASS A SHARES
Period Ended October 31, 2005 (h)	2.96%		$1,054	1.50%	1.28%	8.01%	72.14%
Year Ended October 31, 2006	10.48%		3,069	1.50%	2.33%	3.22%	96.58%
Year Ended October 31, 2007	12.13	%(g)	6,669	1.50%	2.52%	2.06%	88.67%

CLASS B SHARES
Period Ended October 31, 2005 (i)	1.92%		$1,306	2.25%	0.53%	9.21%	72.14%
Year Ended October 31, 2006	9.65%		2,567	2.25%	1.54%	3.98%	96.58%
Year Ended October 31, 2007	11.51	%(g)	4,928	2.25%	1.77%	2.82%	88.67%

CLASS C SHARES
Period Ended October 31, 2005 (j)	4.10%		$82	2.25%	0.66%	7.94%	72.14%
Year Ended October 31, 2006	9.66%		320	2.25%	1.56%	3.92%	96.58%
Year Ended October 31, 2007	11.97	%(g)	437	2.25%	1.78%	2.85%	88.67%

*	Calculated based on average shares outstanding.

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e)

Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios by the corresponding Portfolio’s portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)	Rounds to less than $0.01.

(g)

During the year ended October 31, 2007, certain HSBC Investor Portfolios in which the Fund invests in received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.44%, 0.47% and 0.48% for Class A Shares, Class B Shares and Class C Shares, respectively.

(h)	Class A Shares commenced operations on February 23, 2005.

(i)	Class B Shares commenced operations on February 17, 2005.

(j)	Class C Shares commenced operations on April 19, 2005.

58

For more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports:

The Funds’ annual and semi-annual report to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the LifeLine Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds of the HSBC Investor Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Funds, by contacting a broker or bank through which shares of the Funds may be purchased or sold or contact the Funds at:

HSBC Investor Funds
P.O. Box 182845
Columbus, Ohio 43218-2845
Telephone: 1-800-782-8183

You can review and copy the Funds’ annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can get text-only copies:

•

For a duplicating fee, by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090 or 1-800-SEC-0330,

•	Free from the Commission’s Website at www.sec.gov.

Investment Company Act file no. 811-04782.

HSB-PU-LLA 0209

STATEMENT OF ADDITIONAL INFORMATION

HSBC INVESTOR FUNDS	HSBC INVESTOR LIFELINE FUNDS

HSBC INVESTOR CORE FIXED INCOME FUND HSBC INVESTOR CORE PLUS FIXED INCOME FUND	HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND	HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY
HSBC INVESTOR GROWTH STRATEGY FUND
HSBC INVESTOR HIGH YIELD FIXED INCOME FUND HSBC INVESTOR INTERMEDIATE DURATION FIXED	HSBC INVESTOR MODERATE GROWTH STRATEGY FUND

HSBC INVESTOR GROWTH FUND

HSBC INVESTOR MID-CAP FUND
HSBC INVESTOR OPPORTUNITY FUND
HSBC INVESTOR OVERSEAS EQUITY
HSBC INVESTOR VALUE FUND HSBC INVESTOR
NEW YORK TAX-FREE BOND FUND HSBC INVESTOR SHORT DURATION FIXED INCOME FUND INCOME FUND

HSBC INVESTOR NEW YORK TAX-FREE BOND FUND HSBC INVESTOR SHORT DURATION FIXED INCOME FUND
HSBC ADVISOR FUNDS TRUST
HSBC INVESTOR GROWTH FUND HSBC INVESTOR MID-CAP FUND HSBC INVESTOR OPPORTUNITY FUND HSBC INVESTOR OVERSEAS EQUITY HSBC INVESTOR VALUE FUND	HSBC INVESTOR CORE PLUS FIXED INCOME FUND HSBC INVESTOR INTERNATIONAL EQUITY FUND HSBC INVESTOR OPPORTUNITY FUND

P.O. Box 182845
Columbus, Ohio 43218-2845

General and Account Information - (800) 782-8183 (Toll Free)

HSBC Global Asset Management (USA) Inc.	Citi Fund Services Ohio, Inc.
Investment Adviser and Administrator of the Funds	Sub-Administrator of the Funds
(“HSBC” or “Adviser” and “Administrator”)	(“Citi” or “Sub-Administrator”)
Foreside Distribution Services LP
(“Distributor” or “Foreside”)

AllianceBernstein L.P., Subadviser to HSBC Investor International Equity Fund and HSBC Investor Overseas Equity Fund (“AllianceBernstein”)	Munder Capital Management, Subadviser to the HSBC Investor Mid-Cap Fund (“Munder”)

Halbis Capital Management (USA) Inc., Subadviser to the Fixed Income Funds and HSBC Investor New York Tax-Free Bond Fund(“Halbis”)	Winslow Capital Management Inc, Subadviser to HSBC Investor Growth Fund (“Winslow”)

NWQ Investment Management Co., LLC, Subadviser to HSBC Investor Value Fund (“NWQ”)	Westfield Capital Management Company, LLC, Subadviser to HSBC Investor Opportunity Fund and Advisor Opportunity Fund (“Westfield”)

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY ONE OR MORE OF THE PROSPECTUSES FOR THE FUNDS DATED FEBRUARY 28, 2009 (the “Prospectuses”). This Statement of Additional Information (“SAI”) contains additional and more detailed information than that set forth in the Prospectuses and should be read in conjunction with the Prospectuses. The Prospectuses and SAI may be obtained without charge by writing or calling the HSBC Investor Funds and HSBC Advisor Funds Trust (the “Trusts”) at the address and telephone number printed above.

References in this SAI to the “Prospectus” are to the Prospectuses dated February 28, 2009 of the HSBC Investor Funds and HSBC Advisor Funds Trust, by which shares of the Funds listed above (the “Funds”) are being offered. Unless the context otherwise requires, terms defined in the Prospectuses have the same meaning in this SAI as in the Prospectuses.

Each Fund’s current audited financial statements (and the audited financial statements of the corresponding portfolios, for Funds with a master/feeder structure (the “Portfolios”)) dated October 31, 2008 are hereby incorporated herein by reference from the Annual Report of the Funds dated October 31, 2008, as filed with the Securities and Exchange Commission (the “SEC”).

February 27, 2009

(cover page, continued)

TABLE OF CONTENTS

Page

GENERAL INFORMATION	1

HSBC Investor Funds	1
HSBC Investor LifeLine Funds	2
HSBC Advisor Funds Trust	2

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS	3

LifeLine Funds Portfolio Weightings	3
Fixed Income Feeder Funds	4
HSBC Investor Global Emerging Markets Fixed Income Fund	5
HSBC High Yield Fixed Income Fund (High Yield Fixed Income Portfolio)	6
HSBC Investor New York Tax-Free Bond Fund	7
HSBC Investor Growth Fund (Growth Portfolio)	9
HSBC Investor Mid-Cap Fund	10
HSBC Investor Opportunity Fund and Advisor Opportunity Fund (Opportunity Portfolio)	11
HSBC Investor Overseas Equity Fund and HSBC Investor International Equity Fund (International Equity Portfolio)	12
HSBC Investor Value Fund (Value Portfolio)	13

INVESTMENT TECHNIQUES	13

American Depositary Receipts (Equity Funds)	14
Asset-backed Securities (Fixed Income Feeder Funds and Mid-Cap Fund)	14
Banking Industry and Savings and Loan Industry Obligations (Fixed Income Feeder Funds)	15
Brady Bonds (Fixed Income Feeder Funds)	15
Cash Sweep Program (All Funds)	15
Convertible Securities (All Funds)	16
Derivatives (All Funds)	16
Emerging Markets (International Funds, Fixed Income Feeder Funds Except Core Fixed Income Fund, Opportunity Fund, and Small Cap Equity Fund)	16
Equity Securities (All Equity Funds)	20
Eurodollar And Yankee Bank Obligations (Fixed Income Feeder Funds)	20
Exchange Traded Funds	21
Fixed Income Securities (All Funds)	21
Floating and Variable Rate Obligations (Fixed Income Funds, Mid-Cap Fund)	21
Foreign Currency Exchange - Related Securities (Fixed Income Feeder Funds Except Core Fixed Income Fund, Equity Funds)	22
Foreign Securities (All Funds, except Core Fixed Income Fund and NY Tax-Free Bond Fund)	23
Forward Foreign Currency Contracts and Options on Foreign Currencies (Fixed Income Feeder Funds except Core Fixed Income Fund and NY Tax-Free Bond Fund, Equity Funds except Mid-Cap Fund)	24
Futures Contracts (All Funds)	25
High Yield/High Risk Securities (Fixed Income Feeder Fund except Core Fixed Income Fund, Equity Funds except Mid-Cap Fund)	27
Illiquid Investments, Rule 144A Securities, and Section 4(2) Securities (All Funds)	28
Inverse Floating Rate Obligations (Fixed Income Feeder Funds)	30
Investment Company Securities (All Funds)	30
Lending of Portfolio Securities (All Funds)	31
Money Market Securities (All Funds)	31
Mortgage Dollar Roll Transactions (Fixed Income Feeder Funds)	31

i

Mortgage-Related Securities (Fixed Income Feeder Funds, Mid Cap Fund, Opportunity Fund and Small Cap Equity Fund)	32

OPTIONS AND FUTURES (ALL FUNDS)	36

Options on Securities	36
Options on Securities Indices	37
Risk Factors	38
Imperfect Correlation of Hedging Instruments with the Fund’s Portfolio	38
Potential Lack of a Liquid Secondary Market	39
Options on Futures Contracts	39
Additional Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on the United States Exchanges	39

OTHER DEPOSITORY RECEIPTS (CDRS, EDRS, GDRS) (MID-CAP FUND AND INTERNATIONAL FUNDS)	40

PARTICIPATION INTERESTS (NY TAX-FREE BOND FUND)	41

REAL ESTATE SECURITIES (EQUITY FUNDS)	41

REPURCHASE AGREEMENTS (ALL FUNDS)	41

SHORT-TERM TRADING (ALL FUNDS)	42

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS (FIXED INCOME FEEDER FUNDS, MID-CAP FUND, OPPORTUNITY FUND, INTERNATIONAL EQUITY FUND AND ADVISOR OPPORTUNITY FUND	42

SPECIAL FACTORS AFFECTING NEW YORK (NY TAX-FREE BOND FUND)	42

SWAPS, CAPS, FLOORS AND COLLARS (FIXED INCOME FEEDER FUNDS)	43

U.S. GOVERNMENT SECURITIES (ALL FUNDS)	44

WARRANTS (GROWTH FUND, INTERNATIONAL FUNDS, VALUE FUND, MID-CAP FUND)	44

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (INCOME FUNDS AND MID CAP FUND)	44

WRITING COVERED CALLS (MID CAP FUND)	45

ZERO COUPON OBLIGATIONS (FIXED INCOME FUNDS AND MID CAP FUND)	45

PORTFOLIO TURNOVER	46

PORTFOLIO TRANSACTIONS	46

PORTFOLIO HOLDINGS	49

INVESTMENT RESTRICTIONS	50

All Funds	50
Global Emerging Markets Fixed Income Fund, Core Fixed Income Fund (Core Fixed Income Portfolio), High Yield Fixed Income Fund (High Yield Portfolio), and Short Duration Fund (Short Duration Portfolio)	50
Core Plus Fixed Income Fund (Core Plus Fixed Income Portfolio), Advisor Trust Core Plus Fixed Income Fund (Core Plus Fixed Income Portfolio)	51

v

GENERAL INFORMATION

HSBC INVESTOR FUNDS

          Each of the HSBC Investor Core Fixed Income Fund (“Core Fixed Income Fund”), HSBC Investor Core Plus Fixed Income Fund (“Core Plus Fund”), HSBC Investor Global Emerging Markets Fixed Income Fund (“Global Emerging Markets Fund”), HSBC Investor High Yield Fixed Income Fund (“High Yield Fund”), HSBC Investor Intermediate Duration Fixed Income Fund (“Intermediate Duration Fund”), HSBC Investor Growth Fund (“Growth Fund”), HSBC Investor Mid-Cap Fund (“Mid-Cap Fund”), HSBC Investor New York Tax-Free Bond Fund (“New York Tax-Free Fund”), HSBC Investor Opportunity Fund (“Opportunity Fund”), HSBC Investor Overseas Equity Fund (“Overseas Equity Fund”), HSBC Investor Short Duration Fixed Income Fund (“Short Duration Fund”) and HSBC Investor Value Fund (“Value Fund”) (each a “Fund” and together the “Investor Funds”) is a series of HSBC Investor Funds (the “Investor Trust”), an open-end, management investment company that currently consists of multiple series, each of which has its own distinct investment objectives and policies. Each Fund is “diversified,” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), except the Global Emerging Markets Fund and the New York Tax-Free Fund, which are non-diversified.

          Each Fund is described in this Statement of Additional Information (“SAI”). The Investor Trust also includes certain money market funds that are covered in a separate Statement of Additional Information.

          Each of the Core Fixed Income Fund, Core Plus Fund, High Yield Fund, Intermediate Duration Fund, Short Duration Fund, Growth Fund, Opportunity Fund, Overseas Equity Fund and Value Fund is a feeder fund (each, a “Feeder Fund”) in a master/feeder arrangement whereby it seeks to achieve its investment objective by investing all of its assets in a series (“Underlying Portfolio”) of the HSBC Investor Portfolios (the “Portfolio Trust”) which has the same investment objective as the corresponding Feeder Fund, as indicated below:

Fund	Master Portfolio (“Underlying Portfolio”)

Core Fixed Income Fund	Core Fixed Income Portfolio
Core Plus Fixed Income Fund Core Plus Fixed Income Fund (Advisor Trust)	Core Plus Fixed Income Portfolio
High Yield Fixed Income Fund	High Yield Fixed Income Portfolio
Intermediate Duration Fixed Income Fund	Intermediate Duration Fixed Income Portfolio
Short Duration Fixed Income Fund	Short Duration Fixed Income Portfolio
Growth Fund	Growth Portfolio
Opportunity Fund Opportunity Fund (Advisor Trust)	Opportunity Portfolio
Overseas Equity Fund International Equity Fund (Advisor Trust)	International Equity Portfolio
Value Fund	Value Portfolio

          With respect to the Feeder Funds, the descriptions of the Funds in this SAI are inclusive of the Underlying Portfolios in which the Funds invest. The Portfolio Trust is an open-end management investment company.

          None of the following funds had commenced operations as of the date of this SAI: Global Emerging Markets Fund, Core Fixed Income Fund or Short Duration Fund.

          Shares of the Global Emerging Markets Fund are divided into two separate classes: Class A (the “Class A Shares”) and Class I (the “Class I Shares”). Shares of the Mid-Cap Fund are divided into four separate classes: Class A Shares, Class B (the “Class B Shares”), Class C (the “Class C Shares”) and Trust Class (the “Trust Shares”). Shares of the LifeLine Funds are divided into three separate classes: Class A Shares, Class B Shares and Class C Shares. Shares of each of the other Investor Funds listed above are divided into four separate classes: Class A Shares, Class B Shares, Class C Shares and Class I Shares. Class I Shares of the Core Plus Fund, Opportunity Fund and Overseas Equity Fund have not been issued and are not being offered as of the date hereof.

          Shares of the Investor Funds are continuously offered for sale by the Distributor at the applicable public offering price (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trusts (collectively, “Shareholder Servicing Agents”), and (iii) to customers of a securities broker that has entered into a dealer agreement or shareholder servicing agreement (“Securities Brokers” and together with Shareholder Servicing Agents, “Servicing Agents”) with the Distributor Certain share classes are subject to investment minimums. See the prospectus and “Purchase of Shares” and “Sales Charges.”

          See “Description Of Shares, Voting Rights, and Liabilities - Investor Trust And Advisor Trust,” and “Other Information – Capitalization” for more information about the Investor Trust.

HSBC INVESTOR LIFELINE FUNDS

          Each of the HSBC Investor LifeLine Funds (each a “Fund”, and together the “LifeLine Funds”) is a series of the Investor Trust. The LifeLine Funds consist of the following asset allocation Funds: HSBC Investor Aggressive Growth Strategy Fund (“LifeLine Aggressive Growth Strategy Fund”), HSBC Investor Growth Strategy Fund (“LifeLine Growth Strategy Fund”) and HSBC Investor Moderate Growth Strategy Fund (“LifeLine Moderate Growth Strategy Fund”). Each LifeLine Fund is considered a “fund of funds,” meaning that each seeks to achieve its investment objective by investing primarily in certain Portfolios as well as certain unaffiliated investment companies. The series in which the LifeLine Funds invest may be referred to in this SAI as the “Underlying Funds.”

          Each LifeLine Fund, based on a target asset allocation, invests in a combination of Underlying Funds in order to pursue its respective investment objective. Each of the LifeLine Funds allocates its assets among various Underlying Funds within predetermined ranges in accordance with such LifeLine Fund’s objective, potential investment risk and reward to ensure broad diversification among asset classes and in response to changes in market conditions. However, as a general matter, there will not be large, sudden changes in a LifeLine Fund’s asset allocation. See “Investment Objective, Polices and Restrictions – Lifeline Funds Portfolio Weightings” and “Investment Techniques—Investment Company Securities.”

          By investing in the Underlying Funds, the LifeLine Funds may have an indirect investment interest in some or all of the securities and instruments described in the section below entitled “Investment Techniques,” depending upon how their assets are allocated among the Underlying Funds. The LifeLine Funds may also have an indirect investment interest in other securities and instruments used by the Underlying Funds. These securities and instruments are described in the Underlying Funds’ current Prospectuses and Statements of Additional Information, which are available upon request, free of charge, by calling the LifeLine Funds toll-free at 1-800-782-8183.

          [The LifeLine Funds, in addition to investing primarily in Underlying Funds, may invest directly in certain liquid securities, such as the following: bank obligations, commercial paper, exchange traded funds, firm or standby commitments, lending of portfolio securities, repurchase agreements, restricted 144A and 4(2) securities, and reverse repurchase agreements. These securities are described below.] Also, by investing in the Underlying Funds, each of the LifeLine Funds will be subject to some or all of the risks associated with the securities, instruments and techniques utilized by the Underlying Funds. In general, this SAI addresses many of the investment techniques and instruments used by Underlying Funds, although the LifeLine Funds may also be subject to additional risks associated with other securities, instruments and techniques utilized by the Underlying Funds that are not described below.

          Shares of the LifeLine Funds are continuously offered for sale by the Distributor at the applicable public offering price in the same manner as the Investor Funds, as described above.

HSBC ADVISOR FUNDS TRUST

          Each of the HSBC Investor Core Plus Fixed Income Fund (“Advisor Core Plus Fund”), HSBC Investor International Equity Fund (“International Equity Fund”) and HSBC Investor Opportunity Fund (“Advisor Opportunity Fund”) (each a “Fund”, and together the “Advisor Funds,” and together with the Investor Funds and LifeLine Funds, the “Funds”) is a separate series of the HSBC Advisor Funds Trust (the “Advisor Trust” and together with the Investor Trust, the “Trusts”), an open-end, diversified management investment company.

The Advisor Trust seeks to achieve the investment objective of the Advisor Core Plus Fund, the International Equity Fund and Advisor Opportunity Fund by investing all of each Fund’s assets in its corresponding Underlying Portfolio: the Core Plus Portfolio, the International Equity Portfolio and the Opportunity Portfolio, respectively, as set forth in the table above on page 1. Therefore, each Advisor Fund is a “Feeder Fund,” in addition to the Feeder Funds of the Investor Trust. Each Underlying Portfolio has the same investment objective as its corresponding Advisor Trust Fund. Each Underlying Portfolio is a series of the Portfolio Trust. The Advisor Funds are offered in a single class, the “Advisor Shares Class,” and are offered to investment management clients of the Adviser and its affiliates, or to investors that meet certain minimum investment requirements. See the prospectus and “Purchase of Shares” and “Sales Charges.”

          Prior to the date of this SAI, the Advisor Opportunity Fund was called the Small Cap Equity Fund and the Opportunity Portfolio was called the Small Cap Equity Portfolio.

          See “Description of Shares, Voting Rights, And Liabilities - Investor Trust and Advisor Trust,” and “Other Information – Capitalization” for more information about the Advisor Trust.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

          There can be no assurance that the investment objectives of a Fund will be achieved. Except where otherwise indicated, the investment objective of a Fund and related policies and activities are not fundamental and may be changed by the Board of Trustees of the relevant Trust or Trusts (the “Board”) without the approval of Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

          With respect to the Feeder Funds, it should be understood that all discussions of investment objectives, strategies and risks of a Fund refer also to the investment objectives, strategies and risks of the Underlying Portfolio. With respect to the LifeLine Funds, the discussions of investment objectives, strategies, and risks that are applicable to the Underlying Funds in which the LifeLine Fund invests are relevant to understanding the investment objectives, strategies, and risks of the relevant LifeLine Fund since it invests in those Underlying Funds.

LIFELINE FUNDS PORTFOLIO WEIGHTINGS

          The Adviser invests each LifeLine Fund’s assets in the following asset classes according to the various percentage weightings selected by the Adviser in the chart below. The percentage weightings are targets that may be adjusted at any time in the Adviser’s discretion, however, shareholders will receive 60 days advance notice of such changes.

		LifeLine Funds:

Asset Class	Aggressive Growth Strategy Fund	Growth Strategy Fund	Moderate Growth Strategy Fund	Conservative Growth Strategy Fund

Large Cap Growth	21%	21%	19%	15%
Large Cap Value	21%	21%	18%	14%
Small-cap	34%	20%	11%	4%
International Equity	23%	20%	15%	10%
Fixed Income	None	15%	26%	28%
High Yield Fixed Income	None	2%	5%	8%
Money Market	1%	1%	6%	21%

Total:	100%	100%	100%	100%

          The Trusts, with respect to each Fund, have adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a “majority of the outstanding shares” of a Fund, which, as used in this SAI, means the vote of the lesser of (i) 67% or more of the outstanding “voting securities” of a Fund present at a meeting, if the holders of more than 50% of the outstanding “voting securities” of the Fund are present or represented by proxy, or (ii) more than

50% of the outstanding “voting securities” of the Fund. The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act. See “Investment Restrictions.”

          The following descriptions are provided with respect to each Fund (and/or its Underlying Portfolio, as applicable) as indicated in the headings below. For purposes of these descriptions:

          “Investment grade” debt securities are those debt securities that are rated by one or more nationally recognized statistical rating organizations (“NRSROs”) within one of the four highest long-term quality grades at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) or Aaa, Aa, A or Baa by Moody’s Investors Service (“Moody’s”), or in the case of unrated securities, determined by the Adviser or a subadviser to be of comparable quality. For purposes of any minimum requirements set forth herein that are based upon an NRSRO’s ratings categories, if no sub-categories or gradations are specified the requirement is determined without regard for sub-categories and gradations (i.e., all sub-categories and gradations within a particular category are acceptable).

          All references to the Adviser with respect to portfolio management activities and techniques should be understood as including the relevant subadviser to a Fund or Portfolio, (a “Subadviser”), as the Subadviser will have the primary responsibility for the day to day management of each Fund’s investments. See “Investment Advisory and Other Services.”

FIXED INCOME FEEDER FUNDS

          The Core Fixed Income Fund, Core Plus Fund, Advisor Core Plus Fund, High Yield Fund, Intermediate Duration Fund, and Short Duration Fund (collectively, the “Fixed Income Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in their corresponding Underlying Portfolio, each of which has the same investment objective as the corresponding Fund.

          With the exception of the High Yield Fund, each of the Fixed Income Feeder Funds has adopted the following investment policy: The Fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This is not a fundamental policy and may be changed by the Board of Trustees, without a vote of shareholders, upon 60 days prior written notice.

          Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks and U.S. dollar-denominated obligations of foreign issuers, and each Fund except the Core Fixed Income Fund may invest in debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. The bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits.

          In choosing corporate debt securities on behalf of the Funds, Halbis Capital Management (USA) Inc. (the “Subadviser”) will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets; and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country, and (iii) other considerations the Adviser deems appropriate.

          With the exception of the Core Fixed Income Fund, a portion of each Fund’s assets (to the extent of any limitation set forth in the Prospectus) may be invested in bonds and other fixed income securities denominated in foreign currencies if, in the opinion of the Subadviser, the combination of current yield and currency value offer attractive expected returns. These holdings may be in as few as one foreign currency bond market (such as the United Kingdom gilt market), or may be spread across several foreign bond markets. Such Funds may also purchase securities of developing countries. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but where, in the Adviser’s judgment, unacceptable currency risk exists, currency futures, forwards and options and swaps may be used to hedge the currency risk. With the exception of the Core Fixed Income Fund, each Fund may invest in Eurodollar bank obligations and Yankee bank obligations, and may also invest in Brady Bonds, which are issued as a result of a restructuring of a country’s debt obligations to commercial banks under the “Brady Plan.”

          Each Fund may also invest in the following instruments on a temporary basis when economic or market conditions are such that the Subadviser deems a temporary defensive position to be appropriate: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more NRSROs in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; and repurchase agreements collateralized by the securities listed above.

          Each Fund may use derivatives to the extent set forth in the Prospectus, as supplemented by the additional disclosures in this SAI. While the Core Plus Fund, Intermediate Duration Fund and Short Duration Fund intend to use derivatives primarily for hedging purposes or for cash management purposes, they may also do so to enhance return when the Subadviser believes the investment will assist the Fund in achieving its investment objectives.

          For additional information pertaining to the investment policies of the High Yield Fund, see “HSBC Investor High Yield Fixed Income Fund” below.

GLOBAL EMERGING MARKETS FUND

          The Global Emerging Markets Fund seeks to achieve its investment objectives by investing in fixed income securities of foreign issuers, which may be denominated in foreign currencies.

          In choosing corporate debt securities on behalf of the Global Emerging Markets Fund, Halbis, as Subadviser, will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, (f) any unique political, economic or social conditions applicable to such issuer’s country, and (iii) other considerations the Subadviser deems appropriate. The Funds may also invest in sovereign and supranational debt obligations (debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities).

          Because the Fund is non-diversified, the Fund is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of the Fund’s assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified mutual fund. However, the Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order so to qualify under current law, at the close of each quarter of the Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, under current law, at the close of each quarter of its taxable year, not more than 25% of the Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities.

          The Fund may invest in Eurodollar bank obligations and Yankee bank obligations, and may also invest in Brady Bonds, which are issued as a result of a restructuring of a country’s debt obligations to commercial banks under the “Brady Plan.”

          The Fund may also invest in the following instruments on a temporary basis when economic or market conditions are such that the Subadviser deems a temporary defensive position to be appropriate: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more NRSROs in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO; short-term corporate obligations rated high-grade by an NRSROs; U.S. government obligations; Government agency securities issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies; and repurchase agreements collateralized by the securities listed above. The bank obligations in which the Fund may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits.

          The Fund may use derivatives to the extent set forth in the Prospectus, as supplemented by the additional disclosures in this SAI. While the Fund may use derivatives primarily for hedging or cash management purposes, it may also do so to enhance return returns when the Subadviser believes the investment will assist the Fund in achieving its investment objectives.

          Because the Fund is non-diversified, the Fund is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of the Fund’s assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified mutual fund. However, the Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify under current law, at the close of each quarter of the Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, under current law, at the close of each quarter of its taxable year, not more than 25% of the Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities.

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND (HIGH YIELD PORTFOLIO)

          The High Yield Fund seeks to achieve its investment objective by investing all of its assets in the High Yield Portfolio, which has the same investment objective as the High Yield Fund.

          The Fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in high yield/high risk fixed income securities. Such investments are commonly referred to as “junk bonds.” This is not a fundamental policy and may be changed by the Board of Trustees, without a vote of shareholders, upon 60 days prior written notice.

          As a component of the Fund’s investments in high yield/high risk fixed income securities (or “junk bonds”), the Fund may invest up to 20% of its total assets in distressed securities. Investments in distressed securities frequently do not produce income and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent that the Fund pursues its secondary objective of capital appreciation through investment in distressed securities, the Fund’s ability to achieve current income for shareholders may be diminished.

          The Fund may use derivatives for hedging purposes, cash management purposes, as a substitute for investing directly in fixed income instruments, and to enhance return when the Subadviser believes the investment will assist the Fund in achieving its investment objectives. In addition, the Fund may invest in credit default swaps. Credit default swaps are instruments that allow for the full or partial transfer of third-party credit risk, each in respect to a reference entity or entities, from one counterparty to the other. The buyer of the credit default swap receives credit protection or sheds credit risk, whereas the seller of the swap is selling credit protection or taking on credit risk.

          When Halbis as Subadviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government Securities. U.S. Government Securities that the Fund may invest in include: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, (e.g., direct pass-through certificates of the Government National Mortgage Association); some of which are supported by the right of the issuer to borrow from the U.S. Government, (e.g., obligations of Federal Home Loan Banks); and some of which are backed only by the credit of the issuer itself, (e.g., obligations of the Federal Farm Credit Bank).

HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

          The investment objective of the New York Tax-Free Bond Fund is to provide shareholders of the Fund with income exempt from regular federal, New York State and New York City personal income taxes. For more information about tax consequences, see “Taxation.”

          Under normal circumstances, at least 80% of the net assets of the Fund, plus the amount of any borrowing for investment purposes, will be invested in obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, other U.S. territories and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from regular federal income tax, and New York State and New York City personal income taxes (“New York Municipal Obligations”). This policy is fundamental and may not be changed without shareholder approval.

          In determining the tax status of interest on New York Municipal Obligations and other municipal obligations, Halbis, as Subadviser, relies on opinions of bond counsel who may be counsel to the issuer of those obligations.

          Although under normal circumstances, the Subadviser attempts to invest 100%, and does invest at least 80%, of the Fund’s net assets in New York Municipal Obligations, market conditions may from time to time limit the availability of such obligations. To the extent that acceptable New York Municipal Obligations are not available for investment, the Subadviser may purchase municipal obligations issued by other states, their authorities, agencies, instrumentalities and political subdivisions, the interest income on which is exempt from regular federal income tax but is subject to New York State and New York City personal income taxes. As a temporary defensive measure, the Subadviser may invest up to 20% of the Fund’s total assets in obligations the interest income on which is subject to regular federal, New York State and New York City personal income taxes or the federal alternative minimum tax. Also, as a temporary defensive measure during times of adverse market conditions, assets of the Fund may be held in cash or invested in the short-term obligations described below, the interest income on which is taxable to shareholders as ordinary income for federal and New York State and New York City personal income tax purposes.

          All of the investments of the Fund are made in:

(1) Municipal bonds that at the date of purchase are rated Aaa, Aa, A or Baa by Moody’s, AAA, AA, A or BBB by S&P, or AAA, AA, A or BBB by Fitch, or, if not rated by any of these rating agencies, are of comparable quality as determined by the Adviser;

(2) Municipal notes that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody’s, SP-1+, SP-1 or SP-2 by S&P or F-1+, F-1 or F-2 by Fitch or, if not rated by any of these rating agencies, are of comparable quality as determined by the Subadviser;

(3) Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(4) Commercial paper that at the date of purchase is rated Prime-1 or Prime-2 by Moody’s, A-1+, A-1 or A-2 by S&P or F-1+, F-1 or F-2 by Fitch or, if not rated by any of these rating agencies, is of comparable quality as determined by the Subadviser, obligations (including certificates of deposit, bankers’ acceptances and repurchase agreements) of banks with at least $1 billion of assets, and cash; and

(5) Derivatives and other instruments as noted in the Prospectus and this SAI. The Board of Trustees of the Investor Trust has adopted the requirement that futures contracts only be used for the New York Tax-Free Bond Fund as a hedge and not for speculation.

          The Fund will not invest more than 5% of its assets in participation interests. The Fund has no current intention of purchasing any participation interests in the foreseeable future. The maximum maturity of any debt security held for the Fund is 40 years.

          Municipal bonds rated Baa by Moody’s or BBB by S&P or Fitch may have some speculative elements. In evaluating the creditworthiness of an issue, whether rated or unrated, the Subadviser takes into consideration, among other factors, the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the quality of the issuer’s management and legal and regulatory matters. For a general discussion of municipal obligations and the risks associated with an investment therein, see Appendix B to this SAI.

          Although higher quality municipal obligations may produce lower yields, they generally are easier to sell or trade than lower quality municipal obligations. To protect the value of Fund shareholders’ investment under adverse market conditions, the Subadviser from time to time may deem it prudent to purchase higher quality municipal obligations or taxable obligations for the New York Tax-Free Bond Fund, with a resultant decrease in yield or increase in the proportion of taxable income.

          The net asset value of the Fund’s shares changes as interest rates fluctuate. When interest rates decline, the value of the New York Tax-Free Bond Fund’s portfolio can be expected to rise. Conversely, when interest rates rise, the value of the New York Tax-Free Bond Fund’s portfolio can be expected to decline.

          Such changes in the value of the Fund’s portfolio are reflected in the net asset value of shares of the Fund but do not affect the income received by the Fund from its portfolio securities. Municipal obligations with longer maturities, such as those in which the Fund is invested, generally produce higher yields and are subject to greater market fluctuation as a result of changes in interest rates than such securities with shorter maturities. Dividends distributed to shareholders rise or fall in direct relation to the Fund’s net income. Since available yields vary, no specific level of income can be assured.

          Because the Fund is non-diversified, the Fund is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of the Fund’s assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified mutual fund. However, the Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify under current law, at the close of each quarter of the Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, under current law, at the close of each quarter of its taxable year, not more than 25% of the Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities.

          Certain investors in the Fund may be required to pay federal alternative minimum tax on Fund dividends attributable to interest on certain industrial revenue bonds. The Fund may invest more than 25% of its assets in industrial revenue bonds (i.e., bonds issued by various state and local agencies to finance various industrial projects), however, under normal conditions, at least 80% of the Fund’s net assets will be invested in obligations, the interest on which is exempt from both regular federal income tax and the federal alternative minimum tax. The Fund also may invest more than 25% of its assets in revenue bonds issued for housing, electric utilities and hospitals (subject to the restriction that it may not invest more than 25% of the Fund’s assets in any one such industry) at times when the relative value of issues of such a type is considered by the Subadviser to be more favorable than that of other available types of issues. Therefore, investors should also be aware of the risks which these investments may entail.

          Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, such bonds depend in part for scheduled payments of principal and interest upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be adversely affected.

          Electric utilities face problems in financing large and lengthy construction programs, such as cost increases and delay occasioned by regulatory and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining sufficient rate increases, the effect of energy conservation and difficulty of the capital markets to absorb utility debt.

          Hospital bond ratings are often based on feasibility studies containing projections of expenses, revenues and occupancy levels. A hospital’s gross receipts and net income available to service its debt are influenced by demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding levels, possible federal or state legislation limiting the rates of increase of hospital charges and weakened state finances which limit and/or delay aid payments.

          When the Subadviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund’s assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government Securities. U.S. Government securities that the Fund may invest in includes: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, (e.g., direct pass-through certificates of the Government National Mortgage Association); some of which are supported by the right of the issuer to borrow from the U.S. Government, (e.g., obligations of Federal Home Loan Banks); and some of which are backed only by the credit of the issuer itself, (e.g., obligations of the Federal Farm Credit Bank).

          The Subadviser intends to fully manage the Fund’s portfolio by buying and selling securities, as well as by holding selected securities to maturity. In managing the Fund’s portfolio, the Subadviser seeks to maximize the return on the Fund’s portfolio by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers, which may include use of the following strategies:

1.	shortening the average maturity of the portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal;

2.	lengthening the average maturity of the portfolio in anticipation of a decline in interest rates so as to maximize tax-exempt yield;

3.	selling one type of debt security (e.g., revenue bonds) and buying another (e.g., general obligation bonds) when disparities arise in the relative values of each; and

4.	changing from one debt security to an essentially similar debt security when their respective yields are distorted due to market factors.

          Distributions of gains, if any, realized from the sale of New York Municipal Obligations or other securities are subject to regular federal income taxes and New York State and New York City personal income taxes. These strategies may result in increases or decreases in the Fund’s current income available for distribution to the Fund’s shareholders and in the holding for the Fund of securities which sell at moderate to substantial premiums or discounts from face value. Moreover, if the expectations of changes in interest rates or the evaluation of the normal yield relationship between two securities proves to be incorrect, the Fund’s income, net asset value per share and potential capital gain may be decreased or its potential capital loss may be increased.

HSBC INVESTOR GROWTH FUND (GROWTH PORTFOLIO)

          The Growth Fund seeks to achieve its investment objective by investing all of its assets in the Growth Portfolio, which has the same investment objective as the Growth Fund.

          In addition to the permissible investments described in the Prospectus, the Fund also may: (a) invest in options on securities, securities indices or foreign currencies, (b) invest in futures contracts and options on futures contracts, (c) enter into forward foreign currency exchange contracts, (d) invest up to 10% of its net assets (at the time of investment) in debt and equity securities which are traded in developed foreign countries and (e) invest up to 20% of its assets in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as “junk bonds.” The Fund does not intend to write covered call options with respect to securities with an aggregate market value of more than 10% of its total assets at the time an option is written. The Fund will not invest more than 5% of its net assets (at the time of investment) in lower rated (BB/Ba or lower), high-yield bonds. The Fund may retain a bond when its rating drops below investment grade if it is in the best interest of the Fund’s shareholders. Securities rated BB/Ba or lower by an NRSRO are considered to have speculative characteristics.

          The Fund will not purchase securities for short-term trading purposes. Pending investment in equity and debt and also for temporary defensive purposes, the Fund may invest without limit in short-term debt and other high-quality, fixed-income securities and cash equivalents, which may include, but are not limited to: (i) short-term obligations of the U.S. and foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits, certificates of deposit and bankers’ acceptances of U.S. and foreign banks, (iii) high-quality rated commercial paper of U.S. or foreign issuers, and (iv) repurchase agreements related to the foregoing.

          When the Subadviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government Securities. U.S. Government Securities that the Fund may invest in include: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association; some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Federal Farm Credit Bank.

HSBC INVESTOR MID-CAP FUND

          The Fund pursues its goal by investing, under normal circumstances, at least 80% of its net assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of mid-capitalization companies. Mid-capitalization companies are those companies with market capitalizations within the range of companies included in the S&P MidCap 400. This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon 60 days prior written notice.

          Most of the Mid-Cap Fund’s investments will be securities listed on the New York or American Stock Exchanges or on NASDAQ, but this does not limit other investments permitted by the Prospectus or this SAI, such as those in foreign securities. For example, the Fund may, within certain limitations as set forth below, lend portfolio securities, enter into repurchase agreements, and invest in when-issued and delayed delivery securities. The Fund may invest in exchange traded funds (“ETFs”) to manage cash. The Fund may use stock index futures for purposes of hedging, cash management, or to simulate investments in underlying securities, and not for speculation.

          The Fund intends to stay invested in the equity securities described above to the extent practicable in light of its investment objective and long-term investment perspective. Under ordinary market conditions no more than 20% of the Fund’s total assets will be invested in fixed income securities and money market instruments. However, for temporary defensive purposes, e.g., during periods in which adverse market changes or other adverse economic conditions warrant as determined by the Subadviser, the Fund may invest up to 100% of its total assets in money market instruments.

          The Fund’s investments in fixed income securities will primarily consist of securities issued or guaranteed by U.S. corporations or U.S. commercial banks. From time to time, the Fund may also invest up to 5% of its total assets in the debt obligations of foreign issuers. The types of debt obligations in which the Fund may invest include, among others, bonds, notes, debentures, commercial paper, variable and floating rate demand and master demand notes, zero coupon securities and asset-backed and mortgage related securities.

          Subject to the foregoing, the Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. The bank obligations in which the Fund may invest are certificates of deposit, bankers’ acceptances, and fixed time deposits. The Subadviser, in choosing corporate debt securities on behalf of the Fund will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets; and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and (iii) other considerations the Subadviser deems appropriate.

          The Fund will not purchase corporate debt securities rated below Baa by Moody’s or BBB by S&P (i.e., below investment grade).

          When the Subadviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund’s assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government Securities. U.S. Government Securities that the Fund may invest in includes: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, (e.g., direct pass-through certificates of the Government National Mortgage Association); some of which are supported by the right of the issuer to borrow from the U.S. Government, (e.g., obligations of Federal Home Loan Banks); and some of which are backed only by the credit of the issuer itself, (e.g., obligations of the Federal Farm Credit Bank).

HSBC INVESTOR OPPORTUNITY FUND AND ADVISOR OPPORTUNITY FUND (OPPORTUNITY PORTFOLIO)

          The Opportunity Fund and Advisor Opportunity Fund each seek to achieve their investment objectives by investing all of their assets in the Opportunity Portfolio, which has the same objective as the both the Opportunity Fund and the Advisor Opportunity Fund. The following description applies to each Fund.

          The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small cap companies (defined as companies with market capitalizations within the range of market capitalizations of companies represented in the Russell 2500 Growth Index). This is not a fundamental policy and may be changed by the Board of Trustees, without a vote of shareholders, upon 60 days prior written notice. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities (such as bonds, warrants or rights that are convertible into stocks) and depositary receipts for those securities.

          Although the Fund will invest primarily in common stocks, the Fund may, to a limited extent, seek appreciation in other types of securities such as foreign or convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. The Fund may invest up to 20% (and generally expects to invest between 5% and 10%) in foreign securities (excluding ADRs).

          The Fund may lend portfolio securities in an amount up to 30% of total assets.

          When the Subadviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund’s assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government Securities. U.S. Government Securities that the Fund may invest in includes: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association; some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Federal Farm Credit Bank.

HSBC INVESTOR OVERSEAS EQUITY FUND AND INTERNATIONAL EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO)

          The Overseas Equity Fund and International Equity Fund each seek to achieve their investment objectives by investing all of their assets in the International Equity Portfolio, which has the same investment objective as both the Overseas Equity Fund and the International Equity Fund. The following description applies to each Fund.

          The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities of foreign corporations, consisting of common stocks, and other securities with equity characteristics, including but not limited to, Depositary Receipts, preferred stock, warrants, rights, securities convertible into common stock (“convertible securities”), trust certificates, limited partnership interests and equity participations. This is not a fundamental policy and may be changed by the Board of Trustees, without a vote of shareholders, upon 60 days prior written notice.

          The common stock in which the Fund may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The principal investments of the Fund will be in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East, although the Fund may invest up to 20% of its total assets in equity securities of companies in emerging markets.

          The Fund intends to have at least three different countries other than the United States represented in its portfolio. It is the current intention of the Fund to invest primarily in companies with large market capitalizations. The Fund seeks to outperform the Morgan Stanley Capital International EAFE (Europe, Australasia and Far East) Index (“MSCI EAFE Index”), which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. As of December 31, 2008, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.

          Under exceptional conditions abroad or when, in the opinion of the Subadviser, economic or market conditions warrant, the Fund may temporarily invest part or all of its assets in fixed income securities denominated in foreign currencies, obligations of domestic or foreign governments and their political subdivisions (“Government Securities”), and nonconvertible preferred stock, or hold its assets in cash or equivalents. Debt securities purchased by the Fund will be limited to those rated, at the time of investment, in the four highest long-term rating categories by an NRSRO or, if unrated, determined by the Subadviser to be of comparable quality. Securities rated by an NRSRO in the fourth highest rating category are considered to have some speculative characteristics. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but, in the Subadviser’s judgment, unacceptable currency risk exists, currency futures, forwards and options may be used to hedge the currency risk.

HSBC INVESTOR VALUE FUND (VALUE PORTFOLIO)

          The Value Fund seeks to achieve its investment objective by investing all of its assets in the Value Portfolio, which has the same investment objective as the Value Fund.

          In addition to the permissible investments described in the Prospectus, the Fund also may (a) invest in options on securities, securities indices or foreign currencies, (b) invest in futures contracts and options on futures contracts, (c) enter into forward foreign currency exchange contracts, (d) invest up to 10% of its net assets (at the time of investment) in debt and equity securities which are traded in developed foreign countries, and (e) invest up to 20% of its assets in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as “junk bonds.” The Fund does not intend to write covered call options with respect to securities with an aggregate market value of more than 10% of its total assets at the time an option is written. The Fund will not invest more than 5% of its net assets (at the time of investment) in lower rated (BB/Ba or lower), high-yield bonds. The Fund may retain any bond whose rating drops below investment grade if it is in the best interest of the Portfolio’s shareholders. Securities rated BB/Ba by an NRSRO are considered to have speculative characteristics.

          The Fund may also invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange, and American Depositary Receipts.

          The Fund will not purchase securities for short-term trading purposes. Pending investment in equity and debt and also for temporary defensive purposes, the Fund may invest without limit in short-term debt and other high-quality, fixed-income securities and cash equivalents, which may include, but are not limited to: (i) short-term obligations of the U.S. and foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits, certificates of deposit and bankers’ acceptances of U.S. and foreign banks, (iii) high-quality rated commercial paper of U.S. or foreign issuers, and (iv) repurchase agreements related to the foregoing.

          When the Subadviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Fund’s assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government Securities. U.S. Government Securities that the Portfolio may invest in includes: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, (e.g., direct pass-through certificates of the Government National Mortgage Association); some of which are supported by the right of the issuer to borrow from the U.S. Government, (e.g., obligations of Federal Home Loan Banks); and some of which are backed only by the credit of the issuer itself, (e.g., obligations of the Federal Farm Credit Bank).

INVESTMENT TECHNIQUES

Each Fund invests in a variety of securities and in accordance with its investment objectives and policies (as described in the Prospectus and above in this SAI) and employs a number of investment techniques. Each type of security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Funds and the main risks associated with those techniques.

For the Fixed Income Feeder Funds, Opportunity Fund, Advisor Opportunity Fund, Overseas Equity Fund, Value Fund, Growth Fund, and International Equity Fund (collectively, the “Equity Feeder Funds”), references to investment techniques employed by a Fund refer to the techniques employed by the relevant Underlying Portfolio (and also apply to the LifeLine Funds to the extent of their investments in Underlying Portfolios). For the Mid-Cap Fund and Equity Feeder Funds (collectively, the “Equity Funds”), as well as the Fixed Income Feeder Funds, Global Emerging Markets Fund and the New York Tax-Free Bond Fund (collectively, the “Income Funds”) references to the Adviser should be understood as referring jointly to the Adviser and the relevant Subadviser. The International Equity Fund, Global Emerging Markets Fund and Overseas Equity Fund are sometimes collectively referred to as the “International Funds.”

The Funds indicated in the heading for each investment type or technique indicated below are those to which the section of disclosure is directly relevant. In some cases, the omission of certain Funds or types of Funds is not intended to imply that those Funds are excluded from using the particular investment type or technique – for example, the sections on certain types of fixed income securities are more detailed for the Income Funds than for the Equity Funds, given the greater emphasis on such investments in the investment program of the Income Funds. Generally, if a particular investment type or technique is not indicated as being applicable to particular Funds, the particular investment type or technique will not be material to the investment strategies employed by such Funds, although any risk factors that are stated more generally with respect to any broader category of investment types or techniques covering such investments may still apply.

AMERICAN DEPOSITARY RECEIPTS (EQUITY FUNDS)

The Funds may invest in ADRs. ADRs are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. The Fund may invest in either type of ADR.

Although a U.S. investor (such as a Fund) holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Funds may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate which settles at the Funds’ custodian in five days. The Funds may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in foreign currency. Other types of depositary receipts are discussed under “Other Depositary Receipts” in this section.

ASSET-BACKED SECURITIES (FIXED INCOME FEEDER FUNDS, GLOBAL EMERGING MARKETS FUND AND MID-CAP FUND)

The Funds may invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described below or in a pay-through structure similar to the collateralized mortgage structure. Consistent with the investment objective, policies and quality standards of the Fund, each Fund may invest in these and other types of asset-backed securities which may be developed in the future.

Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

BANKING INDUSTRY AND SAVINGS AND LOAN INDUSTRY OBLIGATIONS (FIXED INCOME FEEDER FUNDS AND GLOBAL EMERGING MARKETS FUND)

As a temporary defensive measure, each Fund may invest in certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations (“S&Ls”). Certificates of deposit are receipts from a bank or S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit but are uncertificated. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Funds may not invest in time deposits maturing in more than seven days. Each Fund will limit its investment in time deposits maturing from two business days through seven calendar days and other illiquid securities, to 15% of their total assets.

The Funds will not invest in any obligation of a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation (the “FDIC”), (ii) in the case of U.S. banks, it is a member of the FDIC and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which may be purchased by the Funds.

The Funds may also invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as a temporary defensive measure. Euro and Yankee dollar investments will involve some of the same risks as investing in foreign securities, as described below.

BRADY BONDS (FIXED INCOME FEEDER FUNDS AND GLOBAL EMERGING MARKETS FUND)

The Funds may invest a portion of their assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Brady Bonds are not considered U.S. government securities.

Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily the U.S. dollar). U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Brady Bonds involve various risk factors, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. Investments in Brady Bonds are to be viewed as speculative. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

CASH SWEEP PROGRAM (ALL FUNDS)

Each Fund may participate in a cash sweep program (the “Cash Sweep Program”). In the Cash Sweep Program, a Fund’s uninvested cash balances and/or cash collateral from a securities lending program are used to purchase Class I shares of the Prime Money Market Fund. The Cash Sweep Program reduces exposure to the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short-term obligations, while providing ready liquidity and increased diversity of holdings. Class I Shares of the Prime Money Market Fund sold to and redeemed from a Fund will not be subject to a sales charge, as defined in rule 2830(b)(8) of the Conduct Rules of Financial Industry Regulatory Authority (previously NASD) (“FINRA”), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of FINRA, in connection with the purchase, sale, or redemption of such shares by a Fund, or the advisory fee for the investing Fund will be waived in an amount that offsets the amount of such sales charges and/or service fees incurred by that Fund. More detailed information about the Prime Money Market Fund may be found in its current Prospectus and the separate Statement of Additional Information that includes the various HSBC Investor Money Market Funds.

CONVERTIBLE SECURITIES (ALL FUNDS)

The Funds may invest in securities that are convertible into common stock. Convertible bonds are issued with lower coupons than non-convertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company’s common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value, and the option to convert to common shares becomes more valuable. See “Equity Securities” in this section.

Convertible preferred stocks are non-voting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

DERIVATIVES (ALL FUNDS)

The Funds may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement the value of which is based on, or “derived” from, a traditional security, asset, or market index. Some “derivatives” such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses, including the possibility of a total loss of the amount invested. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may use derivatives for hedging purposes or cash management purposes, as a substitute for investing directly in securities, as a part of a strategy to gain exposure to characteristics of investments in foreign markets through efficient portfolio management techniques. Included in the foregoing are investments in derivatives to create synthetic foreign bond positions. Certain Funds (as reflected in the Prospectus or in other sections of this SAI) may use derivatives to enhance return when the Subadviser believes the investment will assist the Fund in achieving its investment objectives.

EMERGING MARKETS (INTERNATIONAL FUNDS, FIXED INCOME FEEDER FUNDS EXCEPT CORE FIXED INCOME FUND, OPPORTUNITY FUND AND ADVISOR OPPORTUNITY FUND)

The Funds may invest in emerging markets to the extent set forth in the Prospectus, and these investments present greater risk than investing in foreign issuers in general. (Under normal conditions, the Global Emerging Markets Fund will invest primarily in issuers that are economically tied to emerging markets.)

A number of emerging markets restrict foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in the past, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is the risk that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which could have a detrimental effect on the Fund’s investments. Investing in many former communist socialist countries involves the additional risk that the government or other executive or legislative bodies may decide not to continue to support the economic reform programs and could follow radically different political and/or economic policies to the detriment of investors, including non-market oriented policies such as the support of certain industries at the expense of other sectors or a return to a completely centrally planned economy.

Additional risk factors include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in valuation and pricing; less public information about issuers of non-U.S. securities; less governmental regulation and supervision over the issuance and trading of securities; the unavailability of financial information regarding the non-U.S. issuer or the difficulty of interpreting financial information prepared under non-U.S. accounting standards; the imposition of withholding and other taxes; adverse political, social or diplomatic developments limitations on the movement of funds or other assets of a Fund between different countries; difficulties in invoking the legal process outside the United States and enforcing contractual obligations; and the difficulty of assessing economic trends in non-U.S. countries. Investment in non-U.S. countries also involves higher brokerage and custodian expenses than does investment in U.S. securities traded on a U.S. securities exchange or market. The occurrence of adverse events affecting one particular emerging market country or region could have more widespread effect and adversely impact the global trading market for emerging market instruments. Many of the laws that govern private and foreign investment, securities transactions and other contractual relationships in certain emerging market countries, are relatively new and largely untested. As a result, a Fund may be subject to a number of unusual risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing laws, disregard of regulations on the part of other market participants, lack of established or effective avenues for legal redress, absence of standard practices and confidentiality customs characteristic of more developed markets and lack of consistent enforcement of existing regulations. Furthermore, it may be difficult to obtain and/or enforce a judgment in certain countries in which assets of the Fund are invested. There can be no assurance that this difficulty in protecting and enforcing rights will not have a material adverse effect on the Fund and its investments.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Subadviser to be an emerging market as described above. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States.

A company in an emerging market is one that: (i) is domiciled and has its principal place of business in an emerging market or (ii) (alone or on a consolidated basis) derives or expects to derive at least 50% of its total revenue from either goods produced, sales made or services performed in emerging markets.

Company Debt. Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities held by a Fund. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Funds’ assets should these conditions recur.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The issuers of the sovereign debt securities in which the Funds may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest averages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including a Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

The ability of emerging market governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer’s balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market’s trading partners could also adversely affect the country’s exports and tarnish its trade account surplus, if any. To the extent that emerging markets receive payment for their exports in currencies other than U.S. dollars or non-emerging market currencies, their ability to make debt payments denominated in U.S. dollars or non-emerging market currencies could be affected.

To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Liquidity, Trading Volume, Regulatory Oversight. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. The lack of liquidity could have an adverse effect on the value of a Fund’s holdings, and on a Fund’s ability to dispose of such holdings in response to a specific adverse economic event, such as the deterioration in credit worthiness of a particular debtor. Some of the stocks or countries that may be selected by the Subadviser for purchase or sale by a Fund may have insufficient market liquidity to allow the relevant Fund to purchase such stocks in such amounts or at such prices as the Adviser or Subadviser may deem reasonable for investment under such strategy and/or there may not be readily available a means by which the Fund can gain exposure to such country’s securities markets. Foreign investors in emerging markets may be limited in their ability to invest in certain industries. In addition, there is often a limit on total foreign holdings. To the extent that the ceiling has been reached in that industry, further investment by foreign investors may not be permitted. Accordingly, the ability of a Fund to invest in certain companies may be restricted, and there can be no assurance that additional restrictions on investments permissible for foreign investors will not be imposed in the future.

The limited size of many emerging market securities markets and limited trading volume in the securities of emerging market issuers compared to the volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

Disclosure and regulatory standards in emerging markets are in many respects less stringent than U.S. standards. Issuers in lesser developed and emerging markets are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of such an issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. There is substantially less publicly available information about such issuers than there is about U.S. issuers. In addition, such issuers are not subject to regulations similar to the U.S. Sarbanes-Oxley Act of 2002 which imposes many restrictions and mandates on the activities of companies. There is less regulation and monitoring by regulators of lesser developed and emerging market securities markets and the activities of investors, brokers and other participants than in the U.S. Moreover, issuers of securities in lesser developed and emerging markets are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, shareholder proxy requirements and the timely disclosure of information. There is also less publicly available information about lesser developed and emerging market companies than U.S. companies.

Default, Legal Recourse. The Funds may have limited legal recourse in the event of a default with respect to certain debt obligations it may hold. If the issuer of a fixed-income security owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A Fund’s ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. Moreover, if a Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in the emerging market because the emerging market may not be a party to any international treaty with respect to the recognition or enforcement of foreign judgments. Provisions of emerging markets laws regulate the enforcement of foreign judgments and such laws may contain broad exceptions and involve long delays in obtaining a judgment. For example, an emerging markets court may not enforce any foreign judgment if it viewed the amount of damages awarded as excessive or inconsistent with practice in that country. A party seeking to enforce a foreign judgment in an emerging market may also be required to obtain approval from the central bank of that emerging market to execute such judgment or to repatriate any amount recovered outside of the emerging market. The political context, expressed as an emerging market governmental issuer’s willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

Certain Risks of Holding Assets Outside the United States. A Fund generally holds its non-U.S. securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and therefore expose the Fund to additional risk. In addition there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the U.S. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in higher operating expenses for the Fund as compared to funds that invest only in the U.S.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

Inflation. Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Withholding. Income from securities held by the Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which a Fund makes its investments. The Fund’s net asset value may also be affected by changes in the rates or methods of taxation applicable to a Fund or to entities in which the Fund has invested. The Subadviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

Foreign Currencies. A Fund’s investments in emerging markets securities involve risks relating to currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the foreign currencies in which the Fund’s portfolio securities are denominated, and costs associated with conversion of investment principal and income from one currency into another. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain emerging market countries may restrict the free conversion of their currencies into other currencies. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund’s portfolio securities are denominated may have a detrimental impact on the Fund’s net asset value.

EQUITY SECURITIES (EQUITY FUNDS)

The Funds may invest in equity securities including common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Rights represent a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of that Fund to fluctuate.

Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EURODOLLAR AND YANKEE BANK OBLIGATIONS (FIXED INCOME FEEDER FUNDS AND GLOBAL EMERGING MARKETS FUND)

The Funds may invest in Eurodollar bank obligations and Yankee bank obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent Yankee bank) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from freely flowing across its borders. Other risks include: adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

EXCHANGE TRADED FUNDS (ALL FUNDS)

ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also “Investment Company Securities” below.

FIXED INCOME SECURITIES (ALL FUNDS)

The Funds may invest in fixed income securities. To the extent each Fund invests in fixed income securities, the net asset value of the Fund may change as prevailing interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. A Fund’s investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than shorter-term obligations.

For purposes of any minimum requirements set forth herein that are based upon an NRSRO’s ratings categories, if no sub-categories or gradations are specified the requirement is determined without regard for sub-categories and gradations (i.e., all sub-categories and gradations within a particular category are acceptable). After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by a Fund. However, the Subadviser will consider such event in its determination of whether the Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.

Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities because of less publicly available financial information and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. See “Foreign Securities,” below.

FLOATING AND VARIABLE RATE OBLIGATIONS (INCOME FUNDS AND MID-CAP FUND)

Certain obligations that the Funds may purchase may have a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rates, and at specified intervals. Certain floating or variable rate obligations that may be purchased by a Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. The demand features of certain floating or variable rate obligations may permit the holder to tender the obligations to foreign banks, in which case the ability to receive payment under the demand feature will be subject to certain risks, as described under “Foreign Securities,” below.

Variable or floating rate demand notes may be issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or-at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. The Mid-Cap Fund’s investments in demand instruments which provide that the Fund will not receive the principal note amount within seven days notice, in combination with the Fund’s other investments which are not readily marketable, will be limited to an aggregate total of 15% of the Fund’s net assets.

The Funds may also buy variable rate master demand notes. The terms of the obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Subadviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria for the relevant Fund’s investment in money market instruments.

Investments in floating or variable rate securities may involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on U.S. Treasury bonds or bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on short notice at par plus accrued interest. While there is usually no established secondary market for issues of this type of security, the dealer that sells an issue of such securities frequently also offers to repurchase such securities at any time, at a repurchase price which varies and may be more or less than the amount the bondholder paid for them.

Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, a Fund’s yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, a Fund’s yield will increase and its shareholders will have reduced risk of capital depreciation. In certain cases, the interest rate index on which an instrument’s yield is based may not rise and fall to the same extent or as quickly as the general market for municipal obligations. These instruments are considered derivatives and the value of such instruments may be more volatile than other floating rate municipal obligations.

The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the obligation upon demand, or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed for a Fund through the demand feature, an obligation matures on a specified date which may range up to 30 years from the date of issuance.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES (GLOBAL EMERGING MARKETS FUND, FIXED INCOME FEEDER FUNDS EXCEPT THE CORE FIXED INCOME FUND, EQUITY FUNDS)

The Funds may invest in foreign currency exchange related securities.

Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (SM) (“CEWs”(SM)) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required to either sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unaccrued obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (the “OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”(SM)) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” PERLs is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLs are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper (“PIPs”(SM)) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of the spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

The Fixed Income Feeder Funds have no current intention of investing in CEWs(SM), PERLs(SM) or PIPs(SM).

FOREIGN SECURITIES (ALL FUNDS EXCEPT THE CORE FIXED INCOME FUND AND NY TAX-FREE BOND FUND)

The Funds may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on a Fund’s earnings, assets, or transactions, limitation on the removal of cash or other assets of a Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

For example, significant uncertainty surrounds the effect of the Euro (the official currency of the European Union) on the value of securities denominated in local European currencies. These and other currencies in which a Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends and interest payments from foreign securities may be withheld at the source. Additional costs associated with an investment in foreign securities may include higher custodial fees than those that apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES (EQUITY FUNDS AND INCOME FUNDS EXCEPT THE CORE FIXED INCOME FUND AND NY TAX-EXEMPT BOND FUND)

The Funds may enter into forward foreign currency contracts and options on foreign currencies. Forward foreign currency exchange contracts (“forward contracts”) are intended to minimize the risk of loss to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Funds have no specific limitation on the percentage of assets that may be committed to forward contracts, subject to each Fund’s stated investment objective and policies, except that no Fund will enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management. By entering into transactions in forward contracts, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for non-hedging purposes, the Fund may sustain losses which will reduce its gross income. Forward contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges.

A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of the security.

The Funds have established procedures consistent with statements by the SECurities and Exchange Commission (the “SEC”) and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or “cover” in connection with the purchase and sale of such contracts. In those instances in which a Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account, cash, cash equivalents or high grade debt securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts.

The Global Emerging Markets Fund, Fixed Income Feeder Funds, Opportunity Fund, and Advisor Opportunity Fund may each also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. See “Options and Futures and Related Risks” in this section.

The Global Emerging Markets Fund, Fixed Income Feeder Funds, Opportunity Fund and Advisor Opportunity Fund may each also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract’s underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a Fund may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

There is a risk in adopting a synthetic investment position to the extent that the value of a security denominated in U.S. dollars or other foreign currency is not exactly matched with a Fund’s obligation under the forward contract. On the date of maturity a Fund may be exposed to some risk of loss from fluctuations in that currency. Although the Subadviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Subadviser will be able to do so. When a Fund enters into a forward contract for purposes of creating a synthetic security, it will generally be required to hold high-grade, liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

Transactions in forward contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, a Fund may be required to forego the benefits of advantageous changes in exchange rates. The Funds that may use derivatives to enhance their returns may enter into transactions in forward contracts for other than hedging purposes, which presents greater profit potential but also involves increased risk of losses which will reduce its gross income. For example, if the Subadviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, a Fund may purchase or sell such currency, respectively, through a forward contract. If the expected changes in the value of the currency occur, a Fund will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, a Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.

FUTURES CONTRACTS (ALL FUNDS)

The Funds may enter into futures contracts, including those on fixed income securities or indexes of municipal securities. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the securities or to make or accept the cash settlement called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the securities or to make or accept the cash settlement called for by the contract at a specified price on a specified date. Futures contracts have been designed by exchanges which have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, three-month U.S. Treasury bills and on an index of municipal bonds.

A Fund may enter into transactions in futures contracts to protect itself from fluctuations in interest rates but without the risks and transaction costs of buying or selling long-term debt securities. For example, if a Fund owns long-term bonds, and interest rates were expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund’s futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. When a Fund is not fully invested, and a decline in interest rates is anticipated, which would increase the cost of fixed income securities which the Fund intends to acquire, the Fund may purchase a futures contract. In the event that the projected decline in interest rates occurs, the increased cost to the Fund of the securities acquired should be offset, in whole or in part, by gains on the futures contracts. As portfolio securities are purchased, the Fund will close out its futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of these transactions, the Fund will purchase fixed income securities upon termination of the long futures positions, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. A Fund will incur brokerage fees when it purchases and sells futures contracts. At the time a purchase or sale is made, cash or securities must be provided as an initial deposit known as “margin.” The initial deposit required will vary, but may be as low as 2% or less of a contract’s face value. Daily thereafter, the futures contract is valued through a process known as “marking to market,” and the Fund may receive or be required to pay additional “variation margin” as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into.

When it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of futures contracts should be similar to that of long-term bonds, a Fund may be protected, in whole or in part, against the increased cost of acquiring bonds resulting from a decline in interest rates. Similar results could be accomplished by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows action in anticipation of such an interest rate decline without having to sell a Fund’s portfolio securities. To the extent futures contracts are entered into for this purpose, the assets in the segregated asset accounts maintained on behalf of a Fund will consist of cash, cash equivalents or high quality debt securities from the portfolio of the Fund in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial deposit and variation margin payments made for the Fund with respect to such futures contracts.

The ability to hedge effectively all or a portion of a Fund’s portfolio through transactions in futures contracts depends on the degree to which movements in the value of the fixed income securities or index underlying such contracts correlate with movements in the value of securities held in the Fund’s portfolio. If the security, or the securities comprising the index, underlying a futures contract is different than the portfolio securities being hedged, they may not move to the same extent or in the same direction. In that event, the hedging strategy might not be successful and the Fund could sustain losses on the hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the index or security underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, a Fund’s overall return could be less than if the hedging transactions had not been undertaken.

The trading of futures contracts on an index of fixed income securities entails the additional risk of imperfect correlation between movements in the futures price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract approaches.

A Fund would purchase or sell futures contracts only if, in the judgment of the Subadviser, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the Fund’s portfolio for the hedge to be effective. There can be no assurance that the Subadviser’s judgment will be accurate.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While a Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held for a Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on a Fund’s ability to effectively hedge its portfolio.

The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Investments in futures contracts also entail the risk that if the Subadviser’s investment judgment about the general direction of interest rates is incorrect, a Fund’s overall performance may be poorer than if the Fund had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in the Fund’s portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which are hedged because there will be offsetting losses in the Fund’s futures positions. In addition, in such situations, if a Fund has insufficient cash, bonds may have to be sold from the Fund’s portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Subadviser does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding a Fund’s portfolio.

Pursuant to claims for exemption filed with the CFTC and/or the National Futures Association on behalf of the Funds and the Adviser or Subadviser, the Funds and the Adviser or Subadviser are not deemed to be a “commodity pool” or a “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to the CFTC regulations, the substantive limitations set forth in the Trusts’ exemption filing with respect to its use of futures contracts are no longer applicable.

When a futures contract is purchased, an amount of cash or cash equivalents will be deposited in a segregated account with a Fund’s custodian bank so that the amount so segregated, plus the initial and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

The Investor Trust would purchase and sell futures contracts on indexes of municipal securities on behalf of the New York Tax-Free Bond Fund for the purpose of hedging against a broad market decline which would cause a general reduction in the value of the Fund’s portfolio of municipal securities, or in the value of a portion of such portfolio. To the extent that municipal securities held in the New York Tax-Free Bond Fund’s portfolio are the same, or have the same characteristics, as the securities comprising the index underlying the futures contract, changes in the value of the index should correlate closely with changes in the value of the Fund’s portfolio securities. Under such circumstances, declines in the value of the New York Tax-Free Bond Fund’s portfolio securities may be offset through gains on the Fund’s futures position. Similarly, the New York Tax-Free Bond Fund may purchase futures contracts on indexes of municipal securities when it expects to acquire municipal securities for the Fund and anticipates an increase in the cost of such securities prior to acquisition. To the extent that the securities to be acquired reflect the composition of the index underlying the futures contract, such increased cost may be offset, in whole or in part, through gains on the futures position. To the extent that the New York Tax-Free Bond Fund enters into futures contracts on securities other than municipal bonds, there is a possibility that the value of such futures contracts will not correlate in direct proportion to the value of the portfolio securities since the value of municipal bonds and other debt securities may not react in the same manner to a general change in interest rates and may react differently to factors other than changes in the general level of interest rates. The New York Tax-Free Bond Fund’s overall performance would be adversely affected if the value of its futures contracts on securities other than municipal bonds declined disproportionately to the value of the Fund’s municipal bond portfolio.

HIGH YIELD/HIGH RISK SECURITIES (GLOBAL EMERGING MARKETS FUND; EQUITY FUNDS; FIXED INCOME FEEDER FUNDS EXCEPT CORE FIXED INCOME FUND)

The Funds may invest in high yield/high risk securities. Securities rated lower than Baa by Moody’s or lower than BBB by S&P are referred to as “non-investment grade,” “high yield” or “junk” bonds. In general, the market for lower rated, high-yield bonds is more limited than the market for higher rated bonds, and because their markets may be thinner and less active, the market prices of lower rated, high-yield bonds may fluctuate more than the prices of higher rated bonds, particularly in times of market stress. In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. Other risks that may be associated with lower rated, high-yield bonds include their relative insensitivity to interest-rate changes; the exercise of any of their redemption or call provisions in a declining market which may result in their replacement by lower yielding bonds; and legislation, from time to time, which may adversely affect their market. Since the risk of default is higher among lower rated, high-yield bonds, the Subadviser’s research and analyses are important ingredients in the selection of lower rated, high-yield bonds. A description of the ratings used herein and in the Prospectus is set forth in Appendix A to this SAI.

Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Funds to achieve their investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Funds were investing in higher quality securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Funds may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash. The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of the Funds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Subadviser does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a security held by the Funds, the Funds may retain the security if the Adviser deems it in the best interest of investors.

ILLIQUID INVESTMENTS, RULE 144A SECURITIES, AND SECTION 4(2) SECURITIES (ALL FUNDS)

The Funds may each invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or commercial paper issued pursuant to Section 4(2) under the Securities Act of 1933 that are determined to be liquid in accordance with guidelines established by each Trust’s Board of Trustees. There may be delays in selling these securities and sales may be made at less favorable prices.

The Subadviser may determine that a particular Rule 144A security is liquid and thus not subject to a Fund’s limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Subadviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

INVERSE FLOATING RATE OBLIGATIONS (GLOBAL EMERGING MARKETS FUND AND FIXED INCOME FEEDER FUNDS)

The Funds may invest in inverse floating rate obligations (“inverse floaters”). Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. In addition, like most other fixed-income securities, the value of inverse floaters will generally decrease as interest rates increase. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater Collateralized Mortgage Obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates, but also to changes prepayment rates on the related underlying mortgage assets.

INVESTMENT COMPANY SECURITIES (ALL FUNDS)

Each Fund may invest in securities issued by other investment companies. Such securities will be acquired by a Fund within the limits prescribed by the 1940 Act, which with the exception of master/feeder arrangements, fund of fund arrangements (such as the LifeLine Funds) and certain money market fund investments, generally include a prohibition against a Fund investing more than 5% of the value of its total assets in the securities in any other particular investment company, or more than 10% of the value of its total assets in all such securities in the aggregate, unless the Fund qualifies for certain exemptions which (with respect to investments in other investment companies that are not in the same group of investment companies as the Fund) may involve limiting the amount the Fund may redeem of such securities and/or abiding by certain procedures concerning the voting of those securities. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative services fees. A Fund may invest in the securities of the Prime Money Market Fund under the cash sweep program (described under “Cash Sweep Program”).

The foregoing pertains to Funds that are not Feeder Funds and to the various Underlying Portfolios, however, the Portfolios that serve as Underlying Portfolios for the LifeLine Funds will not in turn make investments in other investment companies that would require reliance upon the fund of fund exemptions in section 12(d)(1)(G) or 12(d)(1)(F) of the 1940 Act. As described above in this SAI, each Feeder Fund invests all of its assets in a single Underlying Portfolio under a master/feeder arrangement. In addition, each of the LifeLine Funds is a fund of funds, and as such may invest up to 100% of its assets in Underlying Funds.

The Investor Trust may, in the future, seek to achieve the investment objective of the Global Emerging Markets Fund, New York Tax-Free Bond Fund and Mid-Cap Fund by investing all of their assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund (i.e., under a master/feeder arrangement). In such event, the investment advisory contracts for the Funds would be terminated. Such change would be made only if the Trustees of the Trust believe that the aggregate per share expenses of the Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust was to continue to retain the services of an investment adviser for the Fund and the assets of the Funds were to continue to be invested directly in portfolio securities.

In cases where (1) a Fund has an investment policy to invest under normal circumstances at least 80% of its net assets in a particular type or category of securities, and (2) the Fund invests in another investment company that has a similar investment policy requiring it to invest under normal circumstances at least 80% of its net assets in that type or category of securities, the Fund will treat 80% of its investment in the other investment company as meeting the requirements of the Fund’s policy concerning the investment of at least 80% of the Fund’s net assets.

LENDING OF PORTFOLIO SECURITIES (ALL FUNDS)

Except as noted below, the Funds may lend portfolio securities in an amount up to 33 1/3% of total Fund assets. The Advisor Opportunity Fund and Opportunity Fund may each lend portfolio securities in an amount up to 30% of total Fund assets. The New York Tax-Free Bond Fund and Mid-Cap Fund may each lend portfolio securities in an amount up to 33 1/3% of their net (rather than total) assets. Loans of portfolio securities may be made to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. Loans of portfolio securities earn income for the Fund and are collateralized by cash, cash equivalent or U.S. government securities. The Fund might experience a loss if the financial institution defaults on the loan. The borrower at the initiation of the loan must deposit with a Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities, and then must continue to make deposits as necessary to maintain collateral of at least 100% of the value of the loaned securities on a daily basis. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the Fund must terminate the loan and vote the securities. Alternatively, the Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any interest or distributions paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

MONEY MARKET SECURITIES (ALL FUNDS)

Each Fund’s investments in money market instruments will consist of (i) short-term obligations of the U.S. Government, its agencies and instrumentalities; (ii) other short-term debt securities rated A or higher by Moody’s or S&P or, if unrated, of comparable quality in the opinion of the Subadviser; (iii) commercial paper, including master demand notes; (iv) bank obligations, including certificates of deposit, bankers’ acceptances and time deposits; (v) repurchase agreements; and (vi) shares of money market funds, which may include the Prime Money Market Fund. Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time.

MORTGAGE DOLLAR ROLL TRANSACTIONS (GLOBAL EMERGING MARKETS FUND AND FIXED INCOME FEEDER FUNDS)

The Funds may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, a Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. A Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. A Fund may also be compensated by receipt of a commitment fee. When a Fund enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the Fund’s custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Fund’s investment restrictions.

As of September 7, 2008, the Federal Housing Finance Agency has been appointed to be the conservator of the Federal Home Loan Mortgage Corporation and the FNMA for an indefinite period with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on the entities’ debt and equities is unclear. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of the Treasury, through a secured lending facility and a Senior Preferred Stock Purchase Agreement has attempted to enhance the ability of the entities to meet their obligations.

MORTGAGE-RELATED SECURITIES (GLOBAL EMERGING MARKETS FUND, FIXED INCOME FEEDER FUNDS, MID-CAP FUND, OPPORTUNITY FUND AND ADVISOR OPPORTUNITY FUND)

The Funds may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities, but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates.

There are two methods of trading mortgage-backed securities. A specific pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. For example, in a TBA transaction an investor could purchase $1 million 30-year FNMA 9’s and receive up to three pools on the settlement date. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. For example, an investor may request pools with particular characteristics, such as those that were issued prior to January 1, 1990. The most detailed specification of the trade is to request that the pool number be known prior to purchase. In this case the investor has entered into a specific pool transaction. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis. The specific pool numbers of the securities purchased do not have to be determined at the time of the trade.

Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association (“GNMA”)) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration (“FHA”) insured or Department of Veterans (“VA”) guaranteed mortgages. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government- sponsored corporation formerly owned by the 12 Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues participation certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Global Emerging Markets Fund will not purchase mortgage-related securities or other assets which in the Subadviser’s opinion are illiquid if, as a result, more than 15% of the value of a Fund’s net assets will be illiquid.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund’s industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage- related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations. (“CMOs”) A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC CMOS. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities --Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage- backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The cash flow and yields on IO and PO classes can be extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Mortgage-Backed Securities and Asset-Backed Securities - Types of Credit Support. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

OPTIONS AND FUTURES AND RELATED RISKS (ALL FUNDS)

The Funds may invest in options and futures contracts to the extent set forth in the Prospectus and this SAI. The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the return of a Fund. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Subadviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit the potential of a Fund to realize gains as well as limit their exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position.

Options on Securities. A “call option” is a contract sold for a price (the “premium”) giving its holder the right to buy a specific number of shares of stock at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A Fund may write options for the purpose of attempting to increase its return and for hedging purposes. In particular, if a Fund writes an option which expires unexercised or is closed out by a Fund at a profit, the Fund retains the premium paid for the option less related transaction costs, which increases its gross income and offsets in part the reduced value of the portfolio security in connection with which the option is written, or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the security underlying the option moves adversely to the Fund’s position, the option may be exercised and the Fund will then be required to purchase or sell the security at a disadvantageous price, which might only partially be offset by the amount of the premium.

A Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call option a Fund determines to write depends upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current value of the underlying security at the time the option is written.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options may be used by a Fund in the same market environments in which call options are used in equivalent buy-and-write transactions.

A Fund may also write combinations of put and call options on the same security, a practice known as a “straddle.” By writing a straddle, a Fund undertakes a simultaneous obligation to sell or purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By writing a call option on a portfolio security, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a loss unless the security subsequently appreciates in value. The writing of options will not be undertaken by a Fund solely for hedging purposes, and may involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

A Fund may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. A Fund will purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such an increase occurs, the call option will permit the Fund to purchase the securities underlying such option at the exercise price or to close out the option at a profit. The premium paid for a call or put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

The staff of the SEC has taken the position that purchased over-the-counter options and certain assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Fund’s assets (the “SEC illiquidity ceiling”). The Funds intend to limit their writing of over-the-counter options in accordance with the following procedure. Except as provided below, the Funds intend to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts the Funds have in place with such primary dealers will provide that the Funds have the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option’s intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. A Fund will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling imposed by the SEC staff. A Fund may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.

Options on Securities Indices. A Fund may cover call options on securities indices by owning securities whose price changes, in the opinion of the Subadviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A

Fund may also cover call options on securities indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash or cash equivalents in a segregated account with its custodian. A Fund may cover put options on securities indices by maintaining cash or cash equivalents with a value equal to the exercise price in a segregated account with its custodian, or else by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held (a) is equal to or greater than the exercise price of the put written or (b) is less than the exercise price of the put written if the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. Put and call options on securities indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

A Fund will receive a premium from writing a put or call option on a securities index, which increases the Fund’s gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund’s investment. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Fund correlate with changes in the value of the index, writing covered put options on indices will increase the Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

A Fund may also purchase put options on securities indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, a Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of a Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund’s security holdings.

The purchase of call options on securities indices may be used by a Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indices when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

Risk Factors:

Imperfect Correlation of Hedging Instruments with a Fund’s Portfolio. The ability of a Fund to effectively hedge all or a portion of its portfolio through transactions in options, futures contracts, and forward contracts will depend on the degree to which price movements in the underlying instruments correlate with price movements in the relevant portion of that Fund’s portfolio. If the values of portfolio securities being hedged do not move in the same amount or direction as the instruments underlying options, futures contracts or forward contracts traded, a Fund’s hedging strategy may not be successful and the Fund could sustain losses on its hedging strategy which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the instrument underlying an option, future contract or forward contract traded and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, a Fund’s overall return could be less than if the hedging transaction had not been undertaken. In the case of futures and options based on an index of securities or individual fixed income securities, the portfolio will not duplicate the components of the index, and in the case of futures contracts and options on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contracts. As a result, the correlation probably will not be exact. Consequently, a Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation. In addition, where a Fund enters into forward contracts as a “cross hedge” (i.e., the purchase or sale of a forward contract on one currency to hedge against risk of loss arising from changes in value of a second currency), the Fund incurs the risk of imperfect correlation between changes in the values of the two currencies, which could result in losses.

The correlation between prices of securities and prices of options, futures contracts or forward contracts may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the option, futures contract and forward contract markets. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Subadviser may still not result in a successful transaction. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity or termination date of the option, futures contract or forward contract approaches.

The trading of options, futures contracts and forward contracts also entails the risk that, if the Subadviser’s judgment as to the general direction of interest or exchange rates is incorrect, a Fund’s overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates, and rates instead decline, the Fund will lose part or all of the benefit of the increased value of the securities being hedged, and may be required to meet ongoing daily variation margin payments.

It should be noted that the Intermediate Duration Fund, Opportunity Fund and Advisor Opportunity Fund may each purchase and write options not only for hedging purposes, cash management, or to simulate investments in otherwise permissible securities, but also for the purpose of attempting to increase its return. As a result, the Intermediate Duration Fixed Income Fund, Opportunity Fund and Advisor Opportunity Fund will incur the risk that losses on such transactions will not be offset by corresponding increases in the value of portfolio securities or decreases in the cost of securities to be acquired.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a position in an exchange-traded option, futures contract or option on a futures contract can only be terminated by entering into a closing purchase or sale transaction, which requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. If no such market exists, it may not be possible to close out a position, and a Fund could be required to purchase or sell the underlying instrument or meet ongoing variation margin requirements. The inability to close out option or futures positions also could have an adverse effect on a Fund’s ability effectively to hedge its portfolio.

The liquidity of a secondary market in an option or futures contract may be adversely affected by “daily price fluctuation limits,” established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. Such limits could prevent a Fund from liquidating open positions, which could render its hedging strategy unsuccessful and result in trading losses. The exchanges on which options and futures contracts are traded have also established a number of limitations governing the maximum number of positions which may be traded by a trader, whether acting alone or in concert with others. Further, the purchase and sale of exchange-traded options and futures contracts is subject to the risk of trading halts, suspensions, exchange or clearing corporation equipment failures, government intervention, insolvency of a brokerage firm, intervening broker or clearing corporation or other disruptions of normal trading activity, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Options on Futures Contracts. In order to profit from the purchase of an option on a futures contract, it may be necessary to exercise the option and liquidate the underlying futures contract, subject to all of the risks of futures trading. The writer of an option on a futures contract is subject to the risks of futures trading, including the requirement of initial and variation margin deposits.

Additional Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on the United States Exchanges. The available information on which a Fund will make trading decisions concerning transactions related to foreign currencies or foreign securities may not be as complete as the comparable data on which a Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, and the markets for foreign securities as well as markets in foreign countries may be operating during non-business hours in the United States, events could occur in such markets which would not be reflected until the following day, thereby rendering it more difficult for a Fund to respond in a timely manner.

In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Fund’s position, unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Fund. This could make it difficult or impossible to enter into a desired transaction or liquidate open positions, and could therefore result in trading losses. Further, over-the-counter transactions are not subject to the performance guarantee of an exchange clearing house and a Fund will therefore be subject to the risk of default by, or the bankruptcy of, a financial institution or other counterparty.

Transactions on exchanges located in foreign countries may not be conducted in the same manner as those entered into on United States exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions. Moreover, the SEC or the CFTC has jurisdiction over the trading in the United States of many types of over-the-counter and foreign instruments, and such agencies could adopt regulations or interpretations which would make it difficult or impossible for a Fund to enter into the trading strategies identified herein or to liquidate existing positions.

As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in foreign currencies. A Fund may also be required to receive delivery of the foreign currencies underlying options on foreign currencies or forward contracts it has entered into. This could occur, for example, if an option written by a Fund is exercised or the Fund is unable to close out a forward contract it has entered into. In addition, a Fund may elect to take delivery of such currencies. Under such circumstances, a Fund may promptly convert the foreign currencies into dollars at the then current exchange rate. Alternatively, a Fund may hold such currencies for an indefinite period of time if the Subadviser believes that the exchange rate at the time of delivery is unfavorable or if, for any other reason, the Subadviser anticipates favorable movements in such rates.

While the holding of currencies will permit a Fund to take advantage of favorable movements in the applicable exchange rate, it also exposes a Fund to risk of loss if such rates move in a direction adverse to a Fund’s position. Such losses could also adversely affect a Fund’s hedging strategies. Certain tax requirements may limit the extent to which a Fund will be able to hold currencies.

OTHER DEPOSITORY RECEIPTS (CDRS, EDRS, GDRS) (MID-CAP FUND AND INTERNATIONAL FUNDS)

The Funds may invest in depository receipts. European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Global Depositary Receipts (“GDRs”) are issued globally and evidence a similar ownership arrangements. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe and GDRs are designed for trading in non-U.S. securities markets. The Funds may invest in EDRs, CDRs and GDRs through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to holders of such receipts in respect of the deposited securities.

There are certain risks associated with investments in unsponsored depositary programs. Because the non-U.S. company does not actively participate in the creation of the depositary program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the depositary receipts pays nothing to establish the unsponsored facility, as fees for depositary receipt issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored depositary program, there also may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

In addition, with respect to all depositary receipts, there is always the risk of loss due to currency fluctuations.

PARTICIPATION INTERESTS (NY TAX-FREE BOND FUND)

The Fund may purchase participation interests from banks in all or part of specific holdings of New York Municipal Obligations. The Fund has the right to sell the participation interest back to the bank and draw on the letter of credit or guarantee for all or any part of the full principal amount of the participation interest in the security, plus accrued interest. In some cases, these rights may not be exercisable in the event of a default on the underlying New York Municipal Obligations; in these cases, the underlying New York Municipal Obligations must meet the Fund’s high credit standards at the time of purchase of the participation interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank. Participation interests will be purchased only if in the opinion of counsel interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund.

REAL ESTATE SECURITIES (EQUITY FUNDS)

The Funds may invest in real estate investment trusts (“REITs”). REITs pool investors’ funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Funds will not invest in real estate directly, but only in securities issued by real estate companies. However, the Funds may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from the environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values, the appeal of properties to tenants, and changes in interest rates.

REPURCHASE AGREEMENTS (ALL FUNDS)

The Funds may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit and certain bankers’ acceptances. Repurchase agreements are transactions by which a portfolio or fund purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. While repurchase agreements involve certain risks not associated with direct investments in the underlying securities, a Fund will follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks and registered broker-dealers having creditworthiness determined by the Adviser to be substantially equivalent to that of issuers of debt securities rated investment grade. In addition, each Fund’s repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and that the Fund’s custodian will take possession of such collateral. In the event of a default or bankruptcy by the seller, a Fund will seek to liquidate such collateral. The Subadviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price plus accrued interest. However, the exercise of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the 1940 Act. It is the current policy of the Core Plus Fixed Income Fund not to enter into repurchase agreements exceeding in the aggregate 10% and 15% of the market value of the respective Fund’s total assets. The Overseas Equity Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment, together with illiquid securities held for the Fund, exceeds 15% of the Fund’s net assets.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. While the managements of the Trusts and the Portfolios Trust acknowledge these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

SHORT-TERM TRADING (All FUNDS)

The Funds may engage in short-term trading. Although the Funds will not make a practice of short-term trading, purchases and sales of securities will be made whenever necessary or desirable in the management’s view to achieve the investment objective of the Fund. A change in the securities held by a Fund is known as “portfolio turnover.” Management does not expect that in pursuing the Fund’s investment objective unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with each Fund’s investment objective. The trading costs and tax affects associated with portfolio turnover may adversely affect the Fund’s performance. The management believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing a Fund’s investment objectives than would otherwise be the case. A higher incidence of portfolio turnover will result in greater transaction costs to a Fund.

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS (GLOBAL EMERGING MARKETS FUND, FIXED INCOME FEEDER FUNDS, MID-CAP FUND, OPPORTUNITY FUND, INTERNATIONAL EQUITY FUND AND ADVISOR OPPORTUNITY FUND)

The Funds may invest in sovereign and supranational debt obligations. Debt instruments issued or guaranteed by foreign governments, agencies, and supranational (“sovereign debt obligations”), especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

SPECIAL FACTORS AFFECTING NEW YORK (NY TAX-FREE BOND FUND)

It should be expected that a high proportion of the New York Tax-Free Bond Fund’s assets will be invested in New York municipal obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk inherent in the Fund’s concentration in such obligations versus the safety that comes with a less geographically concentrated investment portfolio and should compare the yield available on a portfolio of New York issues with the yield of a more diversified portfolio including out-of-state issuers before making an investment decision. The Subadviser believes that by maintaining the Fund’s investment portfolio in liquid, shorter-term municipal obligations, the Fund is better situated with regard to the credit risks that may exist for New York municipal obligations than if longer-term obligations were held.

New York State and other issuers of New York municipal obligations have historically experienced periods of financial difficulties which have caused the credit ratings of certain of their obligations to be downgraded by certain rating agencies. Beginning in 1975, New York State, New York City and other State entities faced serious financial difficulties which jeopardized the credit standing and impaired the borrowing abilities of such entities and contributed to high interest rates on, and lower market prices for, debt obligations issued by them. In the early 1990s, New York faced additional financial difficulties which resulted in a lowering by Moody’s and S&P of their credit ratings on certain New York municipal obligations. Recurrence of such financial difficulties could result in defaults or declines in the market values of various New York municipal obligations in which the Fund may invest. There can be no assurance that credit ratings on obligations of New York State and New York City and other New York municipal obligations will not be downgraded further.

The fiscal stability of New York is related, at least in part, to the fiscal stability of its localities and authorities. Various State agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by the State through lease-purchase arrangements, other contractual arrangements or moral obligation provisions. While debt service is normally paid out of revenues generated by projects of such State agencies, authorities and localities, the State has had to provide special assistance in recent years, in some cases of a recurring nature, to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected.

For further information concerning New York municipal obligations, see Appendix C to this SAI. The summary set forth above and in Appendix C is included for the purpose of providing a general description of New York State and New York City credit and financial conditions. This summary is based on information from statements of issuers of New York Municipal Obligations and does not purport to be complete.

SWAPS, CAPS, FLOORS AND COLLARS (GLOBAL EMERGING MARKETS FUND AND FIXED INCOME FEEDER FUNDS)

The Funds may enter into swap contracts and other similar instruments in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which a Fund may enter will generally involve an agreement to pay interest streams calculated by reference to interest income linked to a specified index in one currency in exchange for a specified index in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

The swaps in which a Fund may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium) and the other party pays periodic amounts based on the movement of a specified index.

The Funds will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or other liquid securities. A Fund will not enter into any swap agreement unless the unsecured commercial paper, senior debt or the claims-paying ability of the counterparty is rated AA or A-1 or better by S&P or Aa or P-1 or better by Moody’s, rated comparably by another NRSRO or determined by the Subadviser to be of comparable quality.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Subadviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

U.S. GOVERNMENT SECURITIES (ALL FUNDS)

The Funds may invest in U.S. Government Securities to the extent set forth in the prospectus and this SAI. The International Equity Portfolio may invest in U.S. Government Securities for liquidity purposes and for temporary defensive purposes. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

WARRANTS (GROWTH FUND, INTERNATIONAL FUNDS, VALUE FUND AND MID-CAP FUND)

A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Once a warrant expires, it has no value in the market. Warrant positions will not be used to increase the leverage of a Fund. Consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (INCOME FUNDS AND MID-CAP FUND)

The Funds may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The when-issued securities are subject to market fluctuation and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself in which case there could be an unrealized loss at the time of delivery. If the other party to a when-issued transaction fails to deliver or pay for the security, a Fund could miss a favorable price or yield opportunity or suffer a loss.

The Mid-Cap Fund will hold liquid assets in an amount at least equal in value to the Fund’s commitments to purchase when-issued securities. If the value of these assets declines, the Fund will hold additional liquid assets on a daily basis so that the value of the assets segregated is equal to the amount of such commitments.

The Income Funds may invest in “when-issued” municipal obligations. New issues of municipal obligations may be offered on a “when-issued” or “forward delivery” basis. The payment obligation and the interest rate that will be received on the municipal obligations offered on this basis are each fixed at the time a Fund commits to the purchase, although settlement, i.e., delivery of and payment for the municipal obligations, takes place beyond customary settlement time (but normally within 45 days of the commitment). Between the time a Fund commits to purchase the “when-issued” or “forward delivery” municipal obligation and the time delivery and payment are made, the “when-issued” or “forward delivery” municipal obligation is treated as an asset of the Fund and the amount which the Fund is committed to pay for that municipal obligation is treated as a liability of the Fund. No interest on a “when-issued” or “forward delivery” municipal obligation is accrued for a Fund until delivery occurs. Although a Fund only makes commitments to purchase “when-issued” or “forward delivery” municipal obligations with the intention of actually acquiring them, the Fund may sell these obligations before the settlement date if deemed advisable by the Subadviser.

Purchasing municipal obligations on a “when-issued” or “forward delivery” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” or “forward delivery” municipal obligation may have a lesser (or greater) value at the time of settlement than a Fund’s payment obligation with respect to that municipal obligation. Furthermore, if a Fund sells the “when-issued” or “forward delivery” municipal obligation before the settlement date or if a Fund sells other obligations from the Fund’s portfolio in order to meet the payment obligations, the Fund may realize a capital gain, which is not exempt from federal, New York State or New York City income taxation.

Municipal obligations purchased on a “when-issued” or “forward delivery” basis and the securities held in a Fund’s portfolio are subject to changes in value (both generally changing in the same way, that is, both experiencing appreciation when interest rates decline and depreciation when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a “when-issued” or “forward delivery” basis, short-term obligations that offer same day settlement and earnings normally are purchased. Although short-term investments normally are in tax-exempt securities, short-term taxable securities may be purchased if suitable short-term tax-exempt securities are not available. At the time the Income Funds enter into a transaction on a “when-issued” or forward delivery basis, it will segregate cash, cash equivalents or high quality debt securities equal to the amount of the “when-issued” or “forward delivery” commitment. For the purpose of determining the adequacy of the securities segregated, the securities are valued at market value. If the market value of such securities declines, additional cash or high quality debt securities are segregated daily so that the value of the segregated securities equals the amount of a Fund’s commitments. On the settlement date of the “when-issued” or “forward delivery” securities, the Fixed Income Funds’ obligations are met from then-available cash flow, sale of segregated securities, sale of other securities or, although not normally expected, from sale of the “when-issued” or “forward delivery” securities themselves (which may have a value greater or lesser than a Fund’s payment obligations).

WRITING COVERED CALLS (MID-CAP FUND AND VALUE FUND)

The Funds may seek to earn premiums by writing covered call options against some of the securities in its portfolio provided the options are listed on a national securities exchange. A call option is “covered” if a Fund owns the underlying securities covered by the call. The purchaser of the call option obtains the right to acquire these securities at a fixed price (which may be less than, the same as, or greater than the current market price of such securities) during a specified period of time. A Fund, as the writer of the option, forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit.

A Fund retains the risk of loss should the price of the underlying security decline below the purchase price of the underlying security minus the premium.

ZERO COUPON OBLIGATIONS (INCOME FUNDS AND MID-CAP FUND)

          The Funds may invest in zero coupon obligations, which are fixed-income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. A Fund will accrue income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy a Fund’s distribution obligations, in which case the Fund will forego the purchase of additional income-producing assets with these funds. The difference between a zero coupon obligation’s issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.

PORTFOLIO TURNOVER

          For the purposes of this section, the term “Adviser” also includes the Subadvisers for the Funds.

          The Adviser manages each Fund generally without regard to restrictions on portfolio turnover, except those imposed by provisions of the federal tax laws regarding short-term trading. In general, a Fund will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. The Adviser engages in portfolio trading for a Fund if it believes a transaction net of costs (including custodian charges) will help achieve the investment objective of the Fund. In managing a Fund’s portfolio, the Adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Expenses to each Fund, including brokerage commissions, and the realization of capital gains which are taxable to the Fund’s shareholders tend to increase as the portfolio turnover increases.

          For the fiscal years ended October 31, 2008 and 2007, the portfolio turnover rate for each Fund or its Underlying Portfolio(s) was:

FUND^	2008	2007

Intermediate Duration Fund	[ ]	219.76%
Core Plus Fund (Advisor)	[ ]	252.26%
New York Tax-Free Bond Fund	[ ]	17.03%
Growth Fund	[ ]	57.04%
High Yield Fund	[ ]	30.77%
Mid-Cap Fund	[ ]	66.16%
Overseas Equity Fund	[ ]	26.08%
Value Fund	[ ]	18.67%
Core Plus Fund	[ ]	252.26%
International Equity Fund	[ ]	26.08%
Opportunity Fund	[ ]	69.41%
Opportunity Fund (Advisor)	[ ]	69.41%
LifeLine Aggressive Growth Strategy Fund	[ ]	45.50%
LifeLine Growth Strategy Fund	[ ]	73.45%
LifeLine Moderate Growth Strategy Fund	[ ]	92.87%
LifeLine Conservative Growth Strategy Fund	[ ]	88.67%

^ For each of the Feeder Funds and LifeLine Funds, the turnover rate is calculated based upon the Fund’s interest in the Underlying Portfolio or Portfolios in which the Fund invested for the fiscal year ended October 31, 2008.

          [The portfolio turnover rate increased from 2007 to 2008 on the [          ] Portfolio due to [          ].]

          If a Fund (or Portfolio) has a high portfolio turnover rate (e.g. 100% or more), transaction costs incurred by the Fund (or Portfolio), and the realized capital gains and losses may be greater than those of a Fund (or Portfolio) with a lesser portfolio turnover rate. See “Portfolio Transactions” and “Tax Matters”.

PORTFOLIO TRANSACTIONS

          For the purposes of this section, the term “Adviser” also includes the Subadvisers for the Funds.

          The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trusts have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Funds. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund’s shareholders rather than by any formula. In placing orders for each Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although each Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer’s general execution and operational facilities, the type of transaction involved and other factors such as the dealer’s risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of investments for a Fund with a broker-dealer affiliate of the Adviser.

          The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing each Fund. The management fee paid from each Fund or Portfolio is not reduced because the Adviser and its affiliates receive such services.

          Generally, fixed income securities and money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank USA, the Adviser (including a Subadviser to the relevant Fund or Portfolio), the Fund (or Portfolio) or the Distributor are prohibited from dealing with the Fund as a principal in the purchase and sale of securities except in accordance with regulations adopted by the SEC. A Fund may purchase municipal obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, the Fund or the Distributor may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trusts regularly review any commissions paid by the Funds to affiliated brokers. The Funds will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

          As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause a Fund (or Portfolio) to pay a broker-dealer which provides “brokerage and research services” (as defined in the Act) to the Adviser an amount of commission for effecting a securities transaction for a Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or its respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising each Fund.

          The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Adviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC published interpretative guidance that tightened previously existing standards concerning the types of expenses that qualify for the Section 28(e) safe harbor and set forth certain steps that investment advisers need to take in order to ensure such qualification.

          Investment decisions for each Fund or Portfolio and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day’s transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for a Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, the Adviser believes that the Funds’ ability to participate in volume transactions will produce better executions for the Funds.

          The Board has adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Funds. Generally, Rule 12b-1(h) prohibits the Funds from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

          If a Fund invests primarily in fixed-income securities, it is anticipated that most purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, such Funds would not ordinarily pay significant brokerage commissions with respect to their securities transactions.

          In the United States and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter’s commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer’s mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by each Fund’s investment advisory agreement, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser. At present no arrangements for the recapture of commission payments are in effect.

          For the fiscal years ended October 31, 2008, 2007 and 2006, the Funds (or the corresponding Underlying Portfolios) paid aggregate brokerage commissions as shown in the following table:

FUND^	2008	2007	2006

Growth Portfolio	[ ]	$70,608	$80,231
Mid-Cap Fund	[ ]	$29,926	$28,970
International Equity Portfolio	[ ]	$200,585	$232,187
Opportunity Portfolio	[ ]	$379,176	$371,161
Value Portfolio	[ ]	$17,808	$17,223

^ Each of the Feeder Funds and LifeLine Funds bear a proportionate share of the amounts applicable to the Underlying Portfolio or Portfolios, to the extent of their investment in the Underlying Portfolio or Portfolios. The Intermediate Duration Portfolio and New York Tax-Free Bond Fund paid no brokerage commissions during the last three fiscal years.

          [Because the LifeLine Funds invest primarily all of their assets in institutional share classes of Underlying Funds, they generally do not pay brokerage commissions and related costs, but do indirectly bear a proportionate share of these costs incurred by the Underlying Funds in which they invest.]

          During the fiscal year ended October 31, 2008, the Funds acquired securities issued by their regular brokers or dealers, or their parent companies, as reflected in the table below. The following shows the aggregate holdings of the securities of each such issuer as of October 31, 2008. (For these purposes a regular broker or dealer includes any of the (a) ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the Trust’s portfolio transactions during the its most recent fiscal year, (b) ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Trust during its most recent fiscal year, or (c) ten brokers or dealers that sold the largest dollar amount of securities of the Funds during the Trust’s most recent fiscal year.)

          [TO BE PROVIDED IN 485(b)]

PORTFOLIO HOLDINGS

          The Board has adopted policies and procedures for the respective Trusts relating to disclosure of each Trust’s portfolio securities (the “Policy”). The Policy is designed to ensure disclosure of holdings information where necessary to each Trust’s operation or useful to each Trust’s shareholders without compromising the integrity or performance of such Trust.

          Pursuant to applicable law, the Trusts are required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Trust discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. These reports are available, free of charge, on the Trusts’ website at www.investorfunds.us.hsbc.com.

          The Trusts’ website also provides information about each Fund’s top 10 holdings, sector holdings and other characteristics data as of the end of the most recent month. The Trust may publish the Fund’s full portfolio holdings fifteen (15) days after the end of each month. This information is available until updated as of the following month. The information on the Trust’s website is publicly available to all categories of persons.

          The Trust or the Adviser may share non-public holdings information of the Trust sooner than 60 days of the end of the fiscal quarter with the Adviser and other service providers to the Trusts (including the Trust’s custodian, the Trust’s sub-administrator, Citi; and pricing services such as FT Interactive). In addition, the Trust may share non-public holdings information with mutual fund ranking and rating services, including Standard & Poor’s Corporation, Morningstar, Lipper Analytical Services and Bloomberg L.P. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Adviser that foster reasonable expectations that holdings information will not be misused. The Trust’s officers may authorize disclosure of the Trust’s holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

          The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to fund counsel and the Trust’s Chief Compliance Officer (“CCO”). The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

          Currently, the Trust has arrangements to provide additional disclosure of holdings information to the following evaluation services: Lipper, Morningstar, Bloomberg and Standard & Poor’s Corporation.

          No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Adviser and its affiliates.

          Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, the Fund may disclose its holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a “Material Compliance Matter” as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Board.

INVESTMENT RESTRICTIONS

          The Trusts, with respect to each Fund, and the Portfolio Trust, with respect to the Underlying Portfolios, have adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a “majority of the outstanding voting securities” of a Fund or Portfolio. The term “majority of the outstanding voting securities” as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding “voting securities” of the Fund or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding “voting securities” are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities.” The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

ALL FUNDS

          Each of the Funds is subject to the following non-fundamental restrictions, in addition to the fundamental and non-fundamental restrictions set forth below under the headings for each Fund:

1. The Fund may not purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures.

2. The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities.

3. The Fund may not invest in securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the SEC.

GLOBAL EMERGING MARKETS FUND, CORE FIXED INCOME FUND (CORE FIXED INCOME PORTFOLIO), HIGH YIELD FIXED INCOME FUND (HIGH YIELD PORTFOLIO), AND SHORT DURATION FUND (SHORT DURATION PORTFOLIO)

          As a matter of fundamental policy, the Fund will not (except that none of the following investment restrictions shall prevent the Fund from investing all of its assets in a separate registered investment company with substantially the same investment objectives):

1.	borrow money, except to the extent permitted under the 1940 Act;

2.	issue any senior securities, except as permitted under the 1940 Act;

3.

act as underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

4.

purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

5.

purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6.

make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

7.

purchase any securities, which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

          In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number 7. Private mortgage-backed securities (i.e., not issued or guaranteed by a governmental agency or government-related organization) that are backed by mortgages on commercial properties shall be treated as a separate industry from private mortgage-backed securities backed by mortgages on residential properties.

CORE PLUS FIXED INCOME FUND (CORE PLUS FIXED INCOME PORTFOLIO) /ADVISOR TRUST CORE PLUS FIXED INCOME FUND (CORE PLUS FIXED INCOME PORTFOLIO)

          As a matter of fundamental policy, the Core Plus Fund/Advisor Trust Core Plus Fixed Income Fund will not (except that none of the following investment restrictions shall prevent the Investor Trust from investing all of the Fund’s assets in a separate registered investment company with substantially the same investment objectives):

1.	invest in physical commodities or contracts on physical commodities;

2.

purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

3.	make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies, or entering into repurchase agreements, and (ii) by lending its portfolio securities;

4.	with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer;

5.

with respect to 75% of its assets, purchase securities of any issuer if, as the result, more than 5% of the Portfolio’s (Fund’s) total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

6.

underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

7.

acquire any securities of companies within one industry if as a result of such acquisition, more than 25% of the value of the Portfolio’s (Fund’s) total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position; and provided further that mortgage-backed securities shall not be considered a single industry for the purposes of this investment restriction;

8.

borrow money (including from a bank or through reverse repurchase agreements or forward dollar roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Portfolio (Fund) may borrow as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio (Fund) maintains asset coverage of at least 300% for all such borrowings;

9.	issue senior securities, except as permitted under the 1940 Act.

          In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number 7. Private mortgage-backed securities (i.e., not issued or guaranteed by a governmental agency or government-related organization) that are backed by mortgages on commercial properties shall be treated as a separate industry from private mortgage-backed securities backed by mortgages on residential properties.

          In applying fundamental policy number 8, borrowing for the purposes of meeting redemption requests that in the aggregate constitute 5% or more of the Portfolio’s (Fund’s) net assets shall be deemed to be borrowings made for emergency purposes.

          The Core Plus Fixed Income Fund / Advisor Trust Core Plus Fixed Income Fund are also subject to the following restrictions which may be changed by their respective Boards of Trustees without investor approval (except that none of the following investment policies shall prevent the Trust or Advisor Trust from investing all of the assets of the Fund in a separate registered investment company with substantially the same investment objectives).

          As a matter of non-fundamental policy, the Fund will not:

1.

invest in futures and/or options on futures to the extent that its outstanding obligations to purchase securities under any future contracts in combination with its outstanding obligations with respect to options transactions would exceed 35% of its total assets;

2.

invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its total assets, except that this limitation does not apply to warrants acquired in units or attached to securities; or

3.	enter into repurchase agreements exceeding in the aggregate 15% of the market value of its total assets.

INTERMEDIATE DURATION FIXED INCOME FUND

          As a matter of fundamental policy, the Intermediate Duration Fund will not (except that none of the following investment restrictions shall prevent the Trust from investing all of the Fund’s assets in a separate registered investment company with substantially the same investment objectives):

1.	invest in physical commodities or contracts on physical commodities;

2.

purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interest in real estate;

3.	make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies, or entering into repurchase agreements, and (ii) by lending its portfolio securities;

4.	with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer;

5.

with respect to 75% of its assets, purchase securities of any issuer if, as the result, more than 5% of the Portfolio’s (Fund’s) total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

6.

underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

7.

acquire any securities of companies within one industry if as a result of such acquisition, more than 25% of the value of the Portfolio’s (Fund’s) total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position; and provided further that mortgage-backed securities shall not be considered a single industry for the purposes of this investment restriction;

8.

borrow money (including from a bank or through reverse repurchase agreements or forward dollar roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Portfolio (Fund) may borrow as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio (Fund) maintains asset coverage of at least 300% for all such borrowings;

9.	issue senior securities, except as permitted under the 1940 Act.

          In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number 7. Private mortgage-backed securities (i.e., not issued or guaranteed by a governmental agency or government-related organization) that are backed by mortgages on commercial properties shall be treated as a separate industry from private mortgage-backed securities backed by mortgages on residential properties.

          The Fund is also subject to the following restrictions which may be changed by the Board of Trustees without investor approval (except that none of the following investment policies shall prevent the Trust from investing all of the assets of the Fund in a separate registered investment company with substantially the same investment objectives). As a matter of non-fundamental policy, the Fund will not:

1.

invest in futures and/or options on futures to the extent that its outstanding obligations to purchase securities under any future contracts in combination with its outstanding obligations with respect to options transactions would exceed 35% of its total assets;

2.

invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its total assets, except that this limitation does not apply to warrants acquired in units or attached to securities.

NEW YORK TAX-FREE BOND FUND

          As a matter of fundamental policy, the New York Tax-Free Bond Fund may not:

1.	borrow money or pledge, mortgage or hypothecate assets of the Fund, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the value of the net assets of the Fund, including the amount borrowed, and may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only to accommodate requests for the redemption of shares of the Fund while effecting an orderly liquidation of portfolio securities), provided that collateral arrangements with respect to futures contracts, including deposits of initial and variation margin, are not considered a pledge of assets for purposes of this Investment Restriction;

2.

purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities and except that deposits of initial and variation margin in connection with the purchase, ownership, holding or sale of futures contracts may be made;

3.

underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the Securities Act of 1933, as amended (the “1933 Act”), in selling a portfolio security for the Fund;

4.

make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short-term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4) the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

5.

purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

6.

concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry, except that positions in futures contracts shall not be subject to this Investment Restriction and except that the Trust may invest all or substantially all of the Fund’s assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as those with respect to the Fund;

7.

issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above, and provided that collateral arrangements with respect to futures contracts, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this Investment Restriction;

8.	write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent the writing, purchase, ownership, holding or sale of futures contracts;

9.

invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days); provided, however, that this Investment Restriction shall not apply to (a) any security if the holder thereof is permitted to receive payment upon a specified number of days notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such security or by tendering or “putting” such security to a third party, or (b) the investment by the Trust of all or substantially all of the Fund’s assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as those with respect to the Fund;

10.

purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund, except that the Trust may invest all or substantially all of the Fund’s assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as those with respect to the Fund; or

11.	purchase more than 10% of all outstanding debt obligations of any one issuer (other than obligations issued by the U.S. Government, its agencies or instrumentalities).

          For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable rules of the SEC, be considered a separate security and treated as an issue of such government, other entity or bank.

          In applying fundamental policy number 1, borrowing for the purposes of meeting redemption requests that in the aggregate constitute 5% or more of the Fund’s net assets shall be deemed to be borrowings made for emergency purposes. For purposes of interpreting fundamental policies above, securities deemed to be liquid in accordance with procedures adopted by the Board of Trustees are not included in the limitations set forth in Item 9.

          As a matter of non-fundamental policy:

1.

No futures contract will be entered into for the New York Tax-Free Bond Fund if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund would exceed 5% of the market value of the total assets of the Fund.

2.	The aggregate market value of the futures contracts held for the Fund not exceed 50% of the market value of the Fund’s total assets.

          Neither of the above restrictions will be changed by the Board of Trustees without considering the policies and concerns of the various federal and state regulatory agencies.

GROWTH FUND (GROWTH PORTFOLIO) AND VALUE FUND (VALUE PORTFOLIO)

          As a matter of fundamental policy, each of the Growth Fund and Value Fund will not (except that none of the following investment restrictions shall prevent the Trust from investing all of the Growth Fund’s or Value Fund’s assets in a separate registered investment company with substantially the same investment objective):

1.	invest in physical commodities or contracts on physical commodities;

2.

purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

3.

make loans except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees and except as otherwise in accordance with the Portfolio’s investment objective and policies;

4.

borrow money, except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio (Fund) maintains asset coverage of at least 300% for all such borrowings;

5.

underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

6.

acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Portfolio’s (Fund’s) total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position;

7.	issue senior securities, except as permitted under the 1940 Act;

8.

with respect to 75% of its assets, the Portfolio (Fund) will not purchase securities of any issuer if, as a result, more than 5% of the Portfolio’s (Fund’s) total assets taken at market value would be invested in the securities of any single issuer; and

9.	with respect to 75% of its assets, the Portfolio (Fund) will not purchase a security if, as a result, the Portfolio (Fund) would hold more than 10% of the outstanding voting securities of any issuer.

As a matter of non-fundamental policy, the Fund will not:

1.

enter into a futures contract if, immediately thereafter, the value of securities and other obligations underlying all such futures contracts would exceed 50% of the value of the Fund’s total assets. Moreover, the Fund will not purchase put and call options if, as a result, more than 5% of its total assets would be invested in such options;

2.

invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its total assets, except that this limitation does not apply to warrants acquired in units or attached to securities.

MID-CAP FUND

          As a matter of fundamental policy, the Mid-Cap Fund may not:

1.

borrow money, except that as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

2.

purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

3.

underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the Act of 1933, as amended (the “1933 Act”), in selling a portfolio security for the Fund;

4.

make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4) the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

5.

purchase or sell real estate (including limited interests but excluding securities secured by real estate interests therein), interests in oil, gas or mineral leases, or commodity contracts in the ordinary course of business the Trust reserves the freedom of action to hold and to sell for the real estate acquired as a result of its ownership of securities);

6.

concentrate its investments in any particular industry except for obligations of the U.S. Government and domestic banks), but it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of the assets of the Fund (taken at value at the time of each investment) may be invested in any one industry;

7.

issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

8.	pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

9.

sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that if such right is conditional the sale is made upon the same conditions;

10.	invest for the purpose of exercising control or management;

11.

taken together with any investments described in clause (14) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

12.

purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

13.	write, purchase or sell any put or call option or any combination thereof;

14.

taken together with any investments described in clause (11) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

15.	purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

16.

make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

          For purposes of interpreting fundamental policies above, securities deemed to be liquid in accordance with procedures adopted by the Board of Trustees are not included in the limitations set forth in Items 11 and 14.

          The Mid-Cap Fund is also subject to the following restriction which may be changed by the Board of Trustees without shareholder approval. As a matter of non-fundamental policy, the Mid-Cap Fund will not:

1.

purchase warrants, valued at the lower of cost or market, in excess of 10% of the value of its net assets, except that this limitation does not apply to warrants acquired in units or attached to securities.

OPPORTUNITY FUND (OPPORTUNITY PORTFOLIO) AND ADVISOR OPPORTUNITY FUND (OPPORTUNITY PORTFOLIO)

          As a matter of fundamental policy, the Opportunity Fund and Advisor Opportunity Fund will not (except that none of the following investment restrictions shall prevent the Investor Trust or Advisor Trust from investing all of the Fund’s assets in a separate registered investment company with substantially the same investment objective):

1.

borrow money or mortgage or hypothecate assets of the Portfolio (Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio’s (Fund’s) net assets, it may borrow money (including from a bank or through reverse repurchase agreements, forward roll transactions involving mortgage backed securities or other investment techniques entered into for the purpose of leverage), and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

2.	underwrite securities issued by other persons except insofar as the Portfolio (Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

3.

make loans to other persons except: (a) through the lending of the Portfolio’s (Fund’s) portfolio securities and provided that any such loans not exceed 30% of the Portfolio’s (Fund’s) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

4.

purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Fund) may hold and sell, for the Portfolio’s (Fund’s) portfolio, real estate acquired as a result of the Portfolio’s (Fund’s) ownership of securities);

5.

concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Portfolio’s (Fund’s) investment objective(s), up to 25% of its total assets may be invested in any one industry;

6.

issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

7.	with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer.

          The Opportunity Fund and Advisor Opportunity Fund are also subject to the following restrictions which may be changed by the respective Boards of Trustees without shareholder approval (except that none of the following investment policies shall prevent the Investor Trust or Advisor Trust from investing all of the assets of the Opportunity Fund or Advisor Opportunity Fund in a separate registered investment company with substantially the same investment objective).

          As a matter of non-fundamental policy, the Opportunity Fund and Advisor Opportunity Fund will not:

1.

purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, except that this limitation does not apply to warrants acquired in units or attached to securities;

2.

write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio (Fund) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Portfolio’s (Fund’s) net assets; (c) the securities subject to the exercise of the call written by the Portfolio (Fund) must be owned by the Portfolio (Fund) at the time the call is sold and must continue to be owned by the Portfolio until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio’s (Fund’s) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio (Fund) segregates with its custodian assets consisting of cash or short-term U.S. Government securities equal in value to the amount the Portfolio (Fund) will be obligated to pay upon exercise of the put, marked to market daily (this segregation must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

3.

buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio’s (Fund’s) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio’s (Fund’s) total assets.

OVERSEAS EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO) AND INTERNATIONAL EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO)

          As a matter of fundamental policy, each of the Overseas Equity Fund and International Equity Fund will not (except that none of the following investment restrictions shall prevent the Investor Trust and Advisor Trust from investing each Fund’s assets in a separate registered investment company with substantially the same investment objectives):

1.	invest in physical commodities or contracts on physical commodities;

2.

purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

3.

make loans except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees and except as otherwise in accordance with the Portfolio’s (Fund’s) investment objective and policies;

4.

borrow money, except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio (Fund) maintains asset coverage of at least 300% for all such borrowings;

5.

underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

6.

acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Portfolio’s (Fund’s) total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position;

7.	issue senior securities, except as permitted under the 1940 Act;

8.

with respect to 75% of its assets, the Portfolio (Fund) will not purchase securities of any issuer if, as a result, more than 5% of the Portfolio’s (Fund’s) total assets taken at market value would be invested in the securities of any single issuer;

9.	with respect to 75% of its assets, the Portfolio (Fund) will not purchase a security if, as a result, the Portfolio (Fund) would hold more than 10% of the outstanding voting securities of any issuer.

          The Overseas Equity Fund and International Equity Fund are also subject to the following restrictions which may be changed by their respective Boards of Trustees without shareholder approval (except that none of the following investment policies shall prevent the Investor Trust or Advisor Trust from investing all of the assets of the Fund in a separate registered investment company with substantially the same investment objectives). As a matter of non-fundamental policy, the Fund will not:

1.

purchase warrants, valued at the lower of cost or market, in excess of 10% of the value of its net assets, except that this limitation does not apply to warrants acquired in units or attached to securities.

LIFELINE FUNDS

          As a matter of fundamental policy, each of the LifeLine Funds will not (except that none of the following investment restrictions shall prevent the Investor Trust from investing each of the LifeLine Fund’s assets in a combination of the Portfolios, Unaffiliated Funds and the Prime Money Market Fund):

1.	invest in physical commodities or contracts on physical commodities;

2.

purchase or sell real estate, although the Funds may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

3.

make loans except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees and except as otherwise in accordance with each Fund’s investment objective and policies;

4.

borrow money, except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that each Fund maintains asset coverage of at least 300% for all such borrowings;

5.	underwrite the securities of other issuers (except to the extent that each Fund may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

6.

acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of each Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position; and

7.	issue senior securities, except as permitted under the 1940 Act.

PERCENTAGE AND RATING RESTRICTIONS (ALL FUNDS)

          If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in a Fund’s Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a later change in the rating of a security held by a Fund is not considered a violation of policy, however the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary to satisfy the applicable requirements of the 1940 Act with respect to the Fund’s investments in illiquid securities or any borrowings by the Fund.

PERFORMANCE INFORMATION

          Each Trust may, from time to time, include the total return, annualized “yield,” “effective yield” and “tax equivalent yield” quotations for a Fund, computed in accordance with formulas prescribed by the Securities and Exchange Commission (the “SEC”), in advertisements or reports to shareholders or prospective investors.

          Quotations of yield for a Fund will be based on all investment income per share (as defined by the SEC during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [(a - b + 1)[6] - 1]
cd

where

a =	dividends and interest earned during the period,

b =	expenses accrued for the period (net of reimbursements),

c =	the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d =	the maximum offering price per share on the last day of the period.

          Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Each Fund also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

          Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P(1+T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), n = number of years and ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the period. All total return figures (after taxes on distributions) reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date.

          Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions and redemption), n = number of years and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption. All total return figures (after taxes on distributions and redemption) reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds.

          Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of a Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields should be considered when comparing the yield of a Fund to yields published for other investment companies or other investment vehicles.

          A Servicing Agent may charge its customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the net return on the investment of customers of that Servicing Agent or that securities broker. Specifically, investors who purchase and redeem shares of a Fund through a Servicing Agent may be charged one or more of the following types of fees as agreed upon by the Servicing Agent and the investor, with respect to the customer services provided by the Servicing Agent: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid an those assets). Such fees will have the effect of reducing the yield and effective yield of the Fund for those investors.

          Conversely, each Trust has been advised that certain Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent from a Fund, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents. Such customers may be able to obtain through their Servicing Agent quotations reflecting such decreased or increased return.

MANAGEMENT OF THE TRUSTS AND THE PORTFOLIO TRUST

TRUSTEES AND OFFICERS

          The names of the Trustees of the Investor Trust, the Advisor Trust and the Portfolio Trust, their addresses, ages/date of birth, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

[TO BE VERIFIED WITH T&O QUESTIONNAIRE RESPONSES]

NAME, ADDRESS, AND AGE/DATE OF BIRTH	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE*	OTHER TRUSTEESHIPS HELD BY TRUSTEE

NON-INTERESTED TRUSTEES
MARCIA L. BECK P.O. Box 182845 Columbus, OH 43218-3035 Date of Birth: October 29, 1955	Trustee	Indefinite; June 2008 to present	None	39	None

SUSAN SHUN-MING HUANG P.O. Box 182845 Columbus, OH 43218-3035 Date of Birth: May 14, 1954	Trustee	Indefinite; June 2008 to present	Investment Consultant, self employed (2001 to present); Senior Vice President, Schroeder Investment Management (2001 – 2004)	39

ALAN S. PARSOW P.O. Box 182845 Columbus, OH 43218-3035 Date of Birth: January 16, 1950	Trustee	Indefinite; 1987 to present	General Partner of Elkhorn Partners, L.P. (a private investment partnership) (since 1989)	39	Penn Treaty American Corporation

THOMAS F. ROBARDS P.O. Box 182845 Columbus, OH 43218-3035 Date of Birth: June 10, 1946	Trustee	Indefinite; 2005 to present	Partner, Robards & Co. LLC (2005-present); Chief Financial Officer, American Museum of Natural History (2003 to 2004)	39	Financial Federal Corporation; Overseas Shipholding Group; Ellington Financial LLC

LARRY M. ROBBINS P.O. Box 182845 Columbus, OH 43218-3035 Date of Birth: December 12, 1938	Chairman and Trustee	Indefinite; 1987 to present	Private Investor; Director, Center for Teaching and Learning, University of Pennsylvania (1999-2006)	39	None

MICHAEL SEELY P.O. Box 182845 Columbus, OH 43218-3035 Date of Birth: June 7, 1945	Trustee	Indefinite; 1987 to present	Private Investor; Global Multi Manager Partners (1999-2003); President of Investor Access Corporation (1981-2003)	39	None

NAME, ADDRESS, AND AGE/DATE OF BIRTH	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE*	OTHER TRUSTEESHIPS HELD BY TRUSTEE

INTERESTED TRUSTEE
STEPHEN J. BAKER** P.O. Box 182845 Columbus, OH 43218-3035 Date of Birth: June 23, 1956	Trustee	Indefinite; 2004 to present	Chief Executive Officer, HSBC Global Asset Management (USA) Inc. and Executive Vice President, HSBC (USA), N.A. (2003 to present); Chief Executive Officer, HSBC Asset Management (Canada) Limited (1998 to 2003)	39	None

*	Includes both the Fund and the Underlying Portfolio for Funds with a master/feeder structure.

**	Mr. Baker is an “interested person” of the Trust, as defined by the 1940 Act, because of his employment with the Adviser.

          The names of the officers, their addresses, ages, position(s) held with each Trust, and principal occupation(s) during the past five years are described in the table below.

NAME, ADDRESS, AND AGE/DATE OF BIRTH	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

RICHARD A. FABIETTI 452 Fifth Avenue New York, NY 10018 Date of Birth: October 8, 1958	President	Indefinite; 2004 to present	Senior Vice President, Head of Product Management, HSBC Global Asset Management (USA) Inc. (1998 to present)

ELBA VASQUEZ 452 Fifth Avenue New York, NY 10018 Date of Birth: December 14, 1961	Vice President	Indefinite; 2006 to present	Vice President of Product Administration, HSBC Global Asset Management (USA) Inc. (2005 to present); Vice President of Client Services, Citi (1996 to 2005)

TROY SHEETS* 3435 Stelzer Road Columbus, OH 43219-3035 Date of Birth: May 29, 1971	Treasurer	Indefinite; 2004 to present	Senior Vice President, Citi (2002 to present)

JENNIFER A ENGLISH* 100 Summer Street Suite 1500 Boston, MA 02110 Date of Birth: March 5, 1972	Secretary	Indefinite; September 2008 to present	Vice President, Regulatory Administration, Citi (2005 to present); Assistant Vice President and Assistant Counsel, PFPC, Inc. (2002-2005)

F. MARTIN FOX 100 Summer Street Suite 1500 Boston, MA 02110 Date of Birth: May 5, 1963	Assistant Secretary	Indefinite; September 2008 to present	Assistant Vice President, Regulatory Administration, Citi (May 2008 to present); Contract Attorney, Update Legal LLC (2002 to 2008)

NAME, ADDRESS, AND AGE/DATE OF BIRTH	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

FREDERICK J. SCHMIDT* 585 Stewart Avenue Garden City, NY 11530 Date of Birth: July 10, 1959	Chief Compliance Officer	Term expires 2009; 2004 to present	Senior Vice President and Chief Compliance Officer, CCO Services, Citi (2004 to present); President, FJS Associates (2002 to 2004)

* Mr. Sheets, Mr. Schmidt, Mr. Fox and Ms. English also are officers of certain other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

BOARD OF TRUSTEES

          Overall responsibility for management of each Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees carry out their responsibilities in accordance with the laws of the Commonwealth of Massachusetts and the respective Trust’s Declaration of Trust. The Trustees elect the officers of each Trust to supervise actively its day-to-day operations.

COMMITTEES

          The Trustees of each Trust have established an Audit Committee, a Valuation Committee, Nominating and Corporate Governance Committee and an Investment Practices Committee for the Trust. The information below about the Committees of the Board applies to each Trust.

          Audit Committee

          The Audit Committee, which is comprised entirely of Independent Trustees, includes Marcia L. Beck, Richard A. Brealey, Susan Shun-Ming Huang, Alan S. Parsow, Thomas F. Robards, Larry M. Robbins and Michael Seely. The Audit Committee is currently chaired by Mr. Robards. The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trusts. The Audit Committee is currently chaired by Mr. Robards. The audit committee (i) recommends to the Board of Trustees the selection, retention and compensation of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Funds with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee of each Trust held [four] meetings during the last fiscal year.

          Valuation Committee

          The Valuation Committee includes Alan S. Parsow and Susan Shun-Ming Huwant (both Independent Trustees) and representatives from both HSBC Global Asset Management (USA) Inc. and Citi. The Valuation Committee is currently chaired by Mr. Parsow. The purpose of the Valuation Committee is to oversee the implementation of each Fund’s valuation procedures and to make fair value determinations on behalf of the Board of Trustees as specified in the Funds’ Valuation Procedures. The Valuation Committee of each Trust held [one] meeting during the last fiscal year.

          Nominating and Corporate Governance Committee

          The Nominating and Corporate Governance Committee, which is comprised entirely of Independent Trustees, includes Marcia L. Beck, Richard A. Brealey, Susan Shun-Ming Huang, Alan S. Parsow, Thomas F. Robards, Larry M. Robbins and Michael Seely. The Nominating and Corporate Governance Committee is currently chaired by Mr. Seely. This Committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews Trustee compensation and shall recommend any appropriate changes to the Board as a group. The Nominating and Corporate Governance Committee does not consider nominees recommended by shareholders. The Nominating and Corporate Governance Committee held [three] meetings during the last fiscal year.

          [Investment Practices Committee

          The Investment Practices Committee, which is comprised entirely of Independent Trustees, is chaired by [ ]. The Committee will oversee processes related to portfolio management. The Committee is newly formed and had no meetings during the last fiscal year.]

FUND OWNERSHIP

          Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds of the Trusts (which includes the other funds of the Trust in addition to the Funds in this SAI) together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Investor Family of Funds, as of December 31, 2008.

[TO BE UPDATED IN 485(b)]

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE ADVISOR TRUST	DOLLAR RANGE OF EQUITY SECURITIES IN THE INVESTOR TRUST	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES

NON-INTERESTED TRUSTEES
Marcia L. Beck	None	None	None
Susan Shun-Ming Huang	None	None	None
Alan S. Parsow	None	None	None
Thomas Robards	None	None	None
Larry M. Robbins	None	Overseas Equity Fund $10,001 - $50,000 U.S. Government Value Fund $1 - $10,000 High Yield Fund $10,001 - $50,000 Growth Fund $1 - $10,000	$50,001 - $100,000
Michael Seely	None	None	None
INTERESTED TRUSTEE
Stephen J. Baker	None	None	None

TRUSTEE AND OFFICER COMPENSATION

          The Trusts, in the aggregate, pay each Trustee who is not an “interested person” of the Trusts (as defined in the 1940 Act) an annual retainer of $60,000 and a fee of $5,000 for each regular meeting of the Board of Trustees, a fee of $3,000 for each special telephonic meeting, and a fee of $5,000 for each special in-person meeting, except that Mr. Robbins, as Chairman of the Board, receives an annual retainer of $80,000 and a fee of $9,000 for each regular meeting attended. Additionally, the Trusts pay each Trustee who is not an “interested person” an annual retainer of $3,000 for each Committee on which such Trustee serves as a Committee Member, or $8,000 for Committee Chairs, and also pays each Committee Member $3,000 for each Committee meeting attended. In addition, for time expended on Board duties outside normal meetings at the request of the Chairman or a Committee Chair, a Trustee is compensated at the rate of $500 per hour, up to a maximum of

$3,000 per day. For the fiscal year ended October 31, 2008, the following compensation was paid to the Trustees.

[DATA TO BE PROVIDED FOR 485(b)]

(1)	The Trusts do not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trusts are not entitled to retirement benefits upon retirement from the Board of Trustees.

(2)

For these purposes, the Fund Complex consisted of 39 Funds of HSBC Investor Funds, HSBC Advisor Funds Trust, HSBC Investor Portfolios, and offshore feeder funds, as of October 31, 2008. HSBC Investor Funds includes 7 money market funds covered by a separate SAI.

          None of the officers receive compensation directly from the Funds. Under a Compliance Services Agreement between the Trusts and Citi, Citi makes a Citi employee available to serve as the Trusts’ Chief Compliance Officer. Under the Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Fund Compliance Program. This includes providing support services to the Chief Compliance Officer, developing standards for reports to the Board by Citi and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Fund Compliance Program and related policies and procedures of Fund service providers. The Agreement also covers arrangements under which Citi employees serve the Trusts in certain other officer capacities, which may include the Chief Financial Officer. For the services provided under the Agreement, the Trusts currently pay Citi $250,800* per annum, plus certain out of pocket expenses.

          Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

PROXY VOTING

          The Trusts and the Portfolio Trust have adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Funds’ Adviser and Subadvisers. The Proxy Voting Policies (or summaries thereof) of the Trusts and the Adviser and Subadvisers are attached as Appendices D-K.

          Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ending June 30, 2008 is available (i) without charge, upon request, by calling 1-800-782-8183; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com, and (iii) on the SEC’s website at http://www.sec.gov.

* This amount reflects an adjustment annually, commencing on the one-year anniversary of the date of the Compliance Service Agreement between Citi and the Trusts. The adjustment is measured by the percentage increase in consumer prices for services as measured by the United States Consumer Price Index titled “All Service Less Rent of Shelter” or a similar index should such index no longer be published.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

          HSBC Global Asset Management (USA) Inc. is the investment adviser to each Fund (or its Underlying Portfolio) pursuant to an investment advisory contract (the “Advisory Contract”) with the Trust or Portfolio Trust. For its services, the Adviser is entitled to a fee from each Fund or Portfolio, which is accrued daily and paid monthly, and which is based on the Fund’s or Portfolio’s daily net assets, at an annual rate as set forth below. In the case of the Equity Portfolios, these amounts do not include sub-advisory fees payable by the Trust to the respective subadvisers. In the case of the Income Funds, these amounts are inclusive of any sub-advisory fees that the Adviser pays to an affiliated Subadviser.

FUND OR PORTFOLIO*	ASSET RANGE	FEE

Core Fixed Income Portfolio	on all Assets	0.40%

Core Plus Portfolio	0-50 million	0.575%
	50-95 million	0.450%
	95-150 million	0.200%
	150-250 million	0.400%
	250+ million	0.350%

High Yield Fixed Income Portfolio	on all Assets	0.60%

Intermediate Duration Portfolio	on all Assets	0.40%

Short Duration Portfolio	on all Assets	0.40%

New York Tax-Free Bond Fund	on all Assets	0.25%

Growth Portfolio	on all Assets	0.175%**

Mid-Cap Fund	on all Assets	0.25%**

International Equity Portfolio	on all Assets	0.25%**

Opportunity Portfolio	on all Assets	0.25%**

Value Portfolio	on all Assets	0.175%**

Global Emerging Markets Fixed Income Fund	on all Assets	0.60%

LIFELINE FUNDS*		FEE

Aggressive Growth Strategy Fund	on all Assets	0.05%
Growth Strategy Fund	on all Assets	0.05%
Moderate Growth Strategy Fund	on all Assets	0.05%
Conservative Growth Strategy Fund	on all Assets	0.05%

* The Feeder Funds pursue their investment objectives by investing all of their assets in a corresponding Underlying Portfolio, and do not have their own investment management agreement with the Adviser. In such cases, all investment management fees are paid by the Underlying Portfolio, but are borne indirectly by the holders of interests in the Feeder Fund. The LifeLine Funds have their own investment management agreement with the Adviser, and also bear their proportionate share of investment management fees charged to the Underlying Portfolios in which the LifeLine Funds invest.

** Each of the Equity Funds pays an additional sub-advisory fee to the Fund’s Subadviser at rates described below under “Subadviser.” The Adviser has contractually agreed to waive 0.05% of its advisory fee with respect to the Mid-Cap Fund until at least March 1, 2010.

          For the fiscal years ended October 31, 2008, 2007 and 2006, the aggregate amount of advisory fees (including sub-advisory fees, where applicable) paid by the Funds or the Portfolios were as follows (in the case of the Feeder Funds and LifeLine Funds, advisory fees paid by each Underlying Portfolio were borne indirectly by the Fund to the extent of its interest in the Underlying Portfolio):

FUND	2008	2007	2006

Intermediate Duration Fixed Income Portfolio	[ ]	$75,588	$92,601
Core Plus Fixed Income Portfolio	[ ]	$536,695	$521,319
High Yield Fixed Income Portfolio	[ ]	$78,518	$56,612
New York Tax-Free Bond Fund	[ ]	$156,682	$163,986
Growth Portfolio*	[ ]	$350,983	$274,052
Mid-Cap Fund	[ ]	$230,741	$213,550	^
Value Portfolio	[ ]	$403,225	$316,677
International Equity Portfolio	[ ]	$2,579,245	$1,905,467
Opportunity Portfolio	[ ]	$1,751,650	$1,868,748
LifeLine Aggressive Growth Strategy Fund**	[ ]	$4,939	$2,028	^
LifeLine Growth Strategy Fund**	[ ]	$14,697	$6,556	^
LifeLine Moderate Growth Strategy Fund**	[ ]	$15,332	$7,689	^
LifeLine Conservative Growth Strategy Fund**	[ ]	$3,893	$2,208	^

^ Expense does not include deductions for waivers.

* [Insert footnote about 2008 change in fees.]

** For the LifeLine Funds, the amounts set forth for 2006 reflect the direct advisory fees accrued by the Funds, but these amounts were waived.

          The Adviser or its affiliates may, out of their own resources, assist in marketing the Funds’ shares. Without limiting the foregoing, the Adviser may, out of its own resources and without cost to a Fund, make both cash and non-cash payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of a Fund. Historically, these payments have generally been structured as a percentage of average net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the above. These payments are made by the Adviser in addition to any 12b-1 fees, shareholder services fees, and/or sales charges, or portion thereof, that are borne by shareholders and paid to such financial intermediaries. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

          The Investment Advisory Contract for each Fund or Portfolio (“Advisory Contract”) will continue in effect through December 31, 2009. Thereafter, the Advisory Contract will continue in effect with respect to each Fund or Underlying Portfolio for successive periods not to exceed one (1) year, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Fund or Portfolio or by the Trust’s Board of Trustees, and (ii) by a majority of the Trustees of a Trust or the Portfolio Trust who are not parties to the Advisory Contract or “interested persons” (as defined in the 1940 Act) of any such party. Notwithstanding the foregoing, the Advisory Contract may be terminated with respect to a Fund or

Portfolio without penalty by either party on 60 days written notice and will terminate automatically in the event of its assignment, within the meaning of the 1940 Act.

          The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank USA, National Association (“HSBC Bank”), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA, Inc. or HSBC will be purchased for a Fund or Portfolio.

          The Advisory Contract for each Fund or Portfolio provides that the Adviser will manage the portfolio of the Fund or Portfolio, either directly or through one or more subadvisers, and will furnish to the Fund or Portfolio investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to each Trust and the Portfolio Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund or the Portfolio. Pursuant to the Advisory Contract, the Adviser also furnishes to each Trust’s and the Portfolio Trust’s Board of Trustees periodic reports on the investment performance of each Fund and Portfolio.

          If the Adviser were prohibited from performing any of its services for the Trusts or the Portfolio Trust, it is expected that the relevant Board or Boards of Trustees would recommend to the Fund’s or the Portfolio’s shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

          The investment advisory services of the Adviser to the Funds and Portfolios are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

          Each Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees of the Trust, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with subadvisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new subadviser will be mailed to shareholders within 120 days of the change in subadviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a subadviser within 120 days of the material change. The Adviser remains responsible for the performance of each Fund, oversees subadvisers to ensure compliance with each Fund’s investment policies and guidelines, and monitors each subadviser’s adherence to its investment style and performance results in order to recommend any changes in a subadviser to the appropriate Trust’s Board of Trustees.

SUBADVISERS

          For each of the Funds, as listed below, the Adviser has retained a subadviser (a “Subadviser”) which is responsible for the investment management of the Fund’s or Underlying Portfolio’s assets, including making investment decisions and placing orders for the purchase and sale of securities for the Fund or Portfolio directly with the issuers or with brokers or dealers selected by the Subadviser in its discretion.

          The investment advisory services of each Subadviser are not exclusive under the terms of its sub-advisory agreement. The Subadviser is free to and does render investment advisory services to others.

          The Subadviser also furnishes to the Board of Trustees of the Trust, which has overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the relevant Fund.

          Income Funds

          Halbis Capital Management (USA) Inc. (“Halbis”), located at 452 Fifth Avenue, New York, NY 10018, serves as the Subadviser of each of the Fixed Income Feeder Funds, the Global Emerging Markets Fund, and the New York Tax-Free Bond Fund. Prior to the date of this SAI, the Income Funds that had previously commenced operations were managed by the Adviser.

          For its services to each Fund, the Subadviser receives a fee from the Adviser based on the Fund’s average daily net assets. This sub-advisory fee is 0.20% for all Funds except the Core Fixed Income Portfolio, and is 0.15% for the Core Fixed Income Portfolio.

          Growth Fund (Growth Portfolio)

          Winslow Capital Management, Inc. (“Winslow”), located at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402, serves as the Portfolio’s Subadviser.

          For its services, the Subadviser receives a fee computed daily on the basis of the average daily net assets of all Winslow serviced funds and separate accounts affiliated with the Adviser, including the Fund, at an annual rate of 0.40% of the first $250 million of combined assets; 0.35% on the next $250 million of combined assets; 0.30% on the next $250 million of combined assets; 0.25% on the next $250 million of combined assets and 0.20% thereafter.

          For the fiscal years ended October 31, 2008, 2007 and 2006 the Portfolio paid sub-advisory fees of $[ ], $221,903 and $176,648, respectively. Prior to the close of business on May 12, 2008 the Portfolio was managed by Waddell & Reed Investment Management Company.

          Mid-Cap Fund

          Munder Capital Management (“Munder”) is the Subadviser of the Mid-Cap Fund.

          Munder, founded in 1985, is located at Munder Capital Center, 480 Pierce Street, Birmingham, Michigan, 48009-6063. As of September 30, 2008, the ownership of Munder is comprised as follows: [Munder employees hold partnership units representing 21.8% of the firm’s value, with an opportunity to increase their interest to over 30% (or approximately 35% of the outstanding voting power) within the next five years; Crestview Partners GP, L.P. and its affiliates hold units representing 65.9% of the firm’s value; and other minority-interest investors hold units totaling 12.3% of the value.] For its services, the Subadviser receives a fee equal on an annual basis to 0.50% of the Fund’s average daily net assets.

          For the fiscal year ended October 31, 2008, 2007 and 2006, the Fund paid sub-advisory fees of $[     ], $153,828 and $142,367, respectively.

          International Equity Fund and Overseas Equity Fund (International Equity Portfolio)

          AllianceBernstein L.P. (“AllianceBernstein”) is the Subadviser to the International Equity Portfolio. AllianceBernstein is located at 1345 Avenue of the Americas New York, NY 10105.

          For its services, AllianceBernstein receives a fee based on the Portfolio’s average daily net assets, at the annual rate of 0.765% of net assets up to $10 million, 0.675% of net assets over $10 million up to $25 million, 0.54% of net assets over $25 million up to $50 million, and 0.45% of net assets over 50 million up to $100 million, and 0.36% of net assets over $100 million.

          For the fiscal years ended October 31, 2008, 2007 and 2006, sub-advisory fees from the Portfolio aggregated $[          ], $1,595,027and $1,197, , respectively.

          Opportunity Fund and Advisor Opportunity Fund (Opportunity Portfolio)

          Westfield Capital Management Company, LLC (“Westfield”), is the Opportunity Portfolio’s Subadviser. Westfield, a subsidiary of Boston Private Financial Holdings, Inc., was founded in 1989 and specializes in domestic growth equity portfolios. Its principal office is located at One Financial Center, Boston, MA 02111. Westfield uses a team approach to investment management. The team consists of 14 professionals with an average 17 years of investment experience. Westfield’s goal is to deliver consistent investment results where its investment philosophy may be maintained through teamwork rather than individual efforts. For its services, the Subadviser receives a fee equal on an annual basis to 0.55% of the Portfolio’s average daily net assets.

          For the fiscal years ended October 31, 2008, 2007 and 2006, the Portfolio paid sub-advisory fees equal to $[     ], $1,204,260 and $1,284,765, respectively.

          Value Fund (Value Portfolio)

          NWQ Investment Management Co., LLC (“NWQ”), located at 2049 Century Park East, 16th Floor, Los Angeles, CA 90067, serves as the Value Portfolio’s Subadviser.

          NWQ is an indirect, wholly owned subsidiary of Nuveen Investments, Inc. (Nuveen). See below for NWQ ownership description.

          On November 13, 2007, Nuveen was acquired by investors led by Madison Dearborn Partners, LLC (“MDP”). MDP is a private equity investment firm based in Chicago, Illinois.

          Merrill Lynch & Co. and its affiliates (“Merrill Lynch”), as a significant member of the MDP investor group, is now an “affiliated person” (as that term is defined in the 1940 Act) of NWQ and the HSBC Investor Value Fund. As a result, the Fund is generally prohibited from entering into principal transactions with Merrill Lynch and is subject to other limitations in transacting with Merrill Lynch. NWQ and the Fund do not believe that any such prohibition or limitations will have a materially adverse effect on the Fund’s ability to pursue their investment objectives and policies.

          For its services, the Subadviser receives a fee based on the Portfolio’s average daily net assets, at the annual rate of 0.35% of net assets up to $500 million, 0.30% of net assets over $500 million up to $1 billion, and 0.25% of net assets over $1 billion.

          For the fiscal years ended October 31, 2008, 2007 and 2006, the Portfolio paid sub-advisory fees equal to $[     ], $268,817and $211,118, respectively.

PORTFOLIO MANAGERS

          The Prospectus identifies the individual or individuals who are primarily responsible for the day-to-day management of each of the Funds or its Underlying Portfolio (the “portfolio manager(s)”). This section of the SAI contains certain additional information about the portfolio managers, their compensation, other accounts managed by them, and potential conflicts of interest. This section is broken down into two parts, the first which covers the Income Funds managed by Halbis, and the second part covers the Equity Funds managed by various other Subadvisers. In each section, there is information in a tabular format, as of October 31, 2008 (unless a more recent date is indicated), about the other accounts, if any, in addition to the relevant Fund or Funds, over which the portfolio manager(s) also have primary responsibility for day-to-day management.

          The table below shows the number of other accounts managed by the portfolio manager(s) and the total assets in those accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category of accounts, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee paid by the account holder is based on account performance, if applicable.

[INFORMATION TO BE UPDATED FOR 485(b)]

Lifeline Funds

[TO BE PROVIDED]

Income Funds Managed by Halbis

	Other Accounts Managed			Other Accounts with Performance -Based Fees/ Total Assets in Accounts

Names of Portfolio Managers on Team	Other Registered Investment Companies (“RICs”)	Other Pooled Investment Vehicles (“PIVs”)	Other Accounts	Number & Type of Accounts in this Category	Total Assets in such Accounts, if any

Fixed Income Feeder Funds, except High Yield Fund:

Suzanne Moran*	None	1 Account $77,904,990	11 Accounts $1,856,294, 477	None	n/a

Jerry Samet	None	None	1 Account $129,000,000	None	n/a

New York Tax-Free Bond Fund:

Jerry Samet	None	None	1 Account $129,000,000	None	n/a

High Yield Fund:

Richard J. Lindquist,*(1) and team members listed below: Michael J. Dugan* Philip L. Schantz*	1 Sub-advised Mutual Fund $40,667,799,000	1 Account $5,442,998	5 Accounts $356,645,594	None	n/a

Global Emerging Markets Fixed Income Fund:

Peter N. Marber* and Team Members listed below: Michael Gagliardi* Denise S. Simon*	1 $39,652,521	7 Accounts - $651,257,878	4 Accounts - $534,894,102,	5 Accounts - 2 PIVs; 1 segregated	$677,637,363

* For each additional account listed, each portfolio manager that is a member of the team participates in managing the account in the same manner as described in the prospectus in relation to the Fund. In other words, the structure of the team and functions of the individual members of the team are the same for each account managed. For each team, the information is the same for each team member.

(1) Mr. Lindquist reports to the Global Head of Fixed Income Investments, and the other portfolio managers report to Mr. Lindquist.

Portfolio Manager Compensation Structure

          As employees of Halbis, an affiliate of the Adviser, the portfolio managers are compensated by Halbis for their services. Their compensation has the following components (1) a base salary consisting of a fixed amount, (2) a discretionary bonus, which is paid partially in cash and partially in restricted shares of HSBC Holdings, Ltd., and (3) eligibility for participation in the 401(k) retirement plan and other employee benefits programs generally made available to the Adviser’s employees.

          The restricted shares are currently awarded on a yearly basis under the HSBC Holdings Ltd. Restricted Share Plan 2000 and are denominated in ordinary shares. The shares earn dividend equivalents but do not have voting rights. Generally, the shares vest in full upon the 3rd anniversary of the date of grant as long as the awardee remains in the employ of the HSBC Group during the restricted period. The shares are taxed at vest and treated as ordinary income.

          Amounts paid to the portfolio managers as discretionary bonus and as deferred compensation are paid at the discretion of the relevant manager to whom the individual reports. Amounts paid as discretionary bonuses and as deferred compensation will vary based upon the relevant manager’s assessment of the employee’s performance, taking into account the relevant business unit’s financial performance during the most recent fiscal year. Key factors affecting decisions concerning discretionary compensation under the deferred compensation plan are the Adviser’s profitability, individual performance, teamwork and total compensation of the employee relative to the market for similarly qualified individuals.

          Global Emerging Markets Fixed Income Fund

          As employees of Halbis, the portfolio managers are compensated by Halbis for their services as set forth above, except that compensation includes a bonus payable under an incentive compensation plan (the “Bonus Plan”) whereby bonuses are based on a formula which includes elements relating to performance and other financial considerations, and such bonuses are subject to certain guarantees. The Bonus Plan also provides for the payment of discretionary bonuses.

               Fund Ownership of Portfolio Managers

          None of the portfolio managers beneficially owned shares of the Fund or Funds they manage as of October 31, 2008.

               Potential Conflicts of Interest

          Actual or potential conflicts of interest may arise from the fact that the Adviser (which for purposes of this discussion includes Halbis) and the portfolio managers of the Funds have day-to-day management responsibilities with respect to accounts of clients other than the Funds (“Other Clients”). The Adviser has developed policies and procedures intended to detect, manage and/or mitigate the types of conflicts of interest described below. Although there can be no guarantee that any such policies or procedures will detect each and every situation in which a conflict of interest arises, the Adviser endeavors to ensure that all of its clients are treated fairly.

          The Adviser may receive different compensation from Other Clients including clients that may pay the Adviser higher fees, including performance fees. This may create a potential conflict of interest for the Adviser or its portfolio managers by providing an incentive to favor these Other Clients when, for example, allocating securities transactions. The Adviser may have an incentive to allocate securities that are expected to increase in value to these favored clients. Initial public offerings, in particular, are frequently of very limited availability. In order to mitigate these types of conflicts, the Adviser has policies and procedures that provide for the allocation of securities transactions on a pro rata basis among the Adviser’s clients for whom participation in such transaction is deemed appropriate by the Adviser.

          Other potential conflicts with respect to the allocation of trades include the perception that the Adviser may be causing a client to participate in an offering not appropriate for such client so as to increase the Adviser’s overall allocation of securities in that offering in order to, for example, gain favor with a particular underwriter with whom the Adviser or its affiliates hope to engage in unrelated transactions. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account or when a sale in one account lowers the sale price received in a sale by a second account. Because the Adviser manages accounts that engage in short sales of securities of the type in which many clients may invest, the Adviser could be seen as harming the performance of certain client accounts (i.e., those clients not engaging in short sale transactions) for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Similarly, the Adviser could be seen as benefiting those accounts that may engage in short sales through the sale of securities held by other clients to the extent that such sales reduce the cost to cover the short positions.

          The Adviser and its affiliates may at times give advice or take action with respect to accounts that differs from the advice given other accounts. These differences result, from among other things, variations in account characteristics such as size, cash position, tax situation, risk tolerance or investment restrictions. As a result, a particular security may be bought or sold only for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. To the extent that the Adviser does take similar action with respect to different clients, it should be noted that simultaneous portfolio transactions in the same security by multiple clients may tend to decrease the prices received by clients for sales of such securities and increase the prices paid by clients for purchases of such securities. If an order on behalf of more than one account cannot be fully executed under prevailing market conditions, securities may be allocated among the different accounts on a basis which the Adviser considers equitable. Situations may occur where the Funds could be disadvantaged because of the investment activities conducted by the Adviser or its affiliates for other investment accounts.

          Employees of the Adviser, including portfolio managers, may engage in personal trading, subject to the Adviser’s Code of Ethics. In addition to the general conflicts noted above, personal trading by employees may create apparent or actual conflicts to the extent that one or more employees personally benefit or appear to benefit from trading by clients in similar securities. The Adviser’s Code of Ethics is designed to mitigate these conflicts by requiring, among other things, pre-clearance of certain trades and the reporting of certain types of securities transactions.

          Because portfolio managers of the Adviser manage multiple client accounts, portfolio mangers may devote unequal time and attention to the portfolio management of client accounts. For example,

an apparent conflict could arise if a portfolio manager is perceived to be devoting greater time and attention to an account which pays the Adviser higher fees. Although the Adviser does not specifically track the time and attention each portfolio manager spends on each account he or she manages, the Adviser does closely monitor the performance of all of its clients to ensure, to the extent possible, the portfolio managers have adequate resources to manage effectively all accounts.

Equity Funds Managed by Other Subadvisers

Set forth below is information about the portfolio managers of the Equity Funds, which utilize the Subadvisers indicated.

Fund Ownership of Portfolio Managers

Unless otherwise noted, none of the portfolio managers of the respective Equity Funds owned shares of the Fund or Funds they manage, as of October 31, 2008.

AllianceBernstein (Subadviser to the International Equity Portfolio)

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Bernstein Global Value Investment Policy Group	51	87	512	2	1	48
	$51,544,000,000	$31,506,000,000	$131,139,000,000	$5,983,000,000	$820,000,000	$15,995,000,000

(1) The information provided is for the Bernstein Global Value Investment Policy Group. The portfolio managers listed are the individuals on the team that have the most responsibility for the day-to-day management of the Portfolio.

Portfolio Manager Compensation Structure

          Compensation for AllianceBernstein investment professionals typically consists of base salary and incentive compensation. The bonus pool is a function of AllianceBernstein’s pre-tax, pre-bonus profitability and is allocated by AllianceBernstein’s Compensation Committee. AllianceBernstein requires that approximately 40% of annual incentive compensation for the professional staff be taken in deferred form with four-year vesting and that at least half of this amount be placed in AllianceBernstein ‘s investment services. Total compensation packages are competitive by industry standards. The mix of remuneration elements varies according to the seniority of employees.

               More specifically, as far as the compensation of AllianceBernstein analysts is concerned, chief investment officers, senior portfolio managers and directors of research from all parts of the world evaluate the performance of AllianceBernstein’s analysts. The results are used as a basis for pay awards. Three main criteria are used to evaluate AllianceBernstein’s growth equity and fixed income analysts: the performance of their research recommendations and their advocacy of those recommendations; the quality of their research; and their productivity. Three main criteria are used to evaluate AllianceBernstein’s value equity analysts: the analyst’s breadth and depth of research knowledge; the level of attentiveness to forecasts and market movements; and the quantitative review of productivity. Regarding portfolio management compensation, pay levels are determined using a combination of objective performance measures (such as unit profitability and corporate performance) and more subjective factors. In the latter area, AllianceBernstein makes an assessment of contribution made by the individual to AllianceBernstein’s clients’ performance and to the firm. Considerations include: the individual’s involvement in the research process and in other aspects of portfolio management; his or her success in establishing and maintaining client relationships; ability to attract talent and build a team of staff; and managerial skills.

          AllianceBernstein continues to review ways to best align portfolio manager and analyst compensation with client investment returns. AllianceBernstein will continue to make revisions to their policies in this area as they deem appropriate.

Potential Conflicts of Interest

          AllianceBernstein, as an Investment Adviser registered with the US Securities and Exchange Commission (“SEC”), and as a fiduciary to its various clients, has adopted several specific statements of policy and procedure designed to reduce or eliminate potential conflicts of interest that may arise from time to time. These policies apply to all AllianceBernstein employees.

          For example, AllianceBernstein has adopted a Code of Business Conduct and Ethics regarding personal investing of its employees and Statements on Ethics covering outside business affiliations, transactions with family members and related parties, receipt of and giving of gifts and entertainment and proxy voting. These policy statements are distributed and acknowledged by employees no less frequently than annually and are delivered to all new employees upon hire.

          In addition to various trading restrictions, and the requirement that AllianceBernstein employees maintain their personal brokerage accounts with one of three designated brokerage firms, employees of AllianceBernstein and its subsidiaries are required to pre-clear all personal securities transactions and to report each transaction to AllianceBernstein’s Compliance personnel. All employees of AllianceBernstein are forbidden to trade, either personally or on behalf of others, on material nonpublic information or communicating material nonpublic information to others in violation of the law.

          Please refer to Appendix G, AllianceBernstein Code of Business Conduct and Ethics (“Code of Ethics”) and AXA Statement on Ethics for additional details. AllianceBernstein’s Code of Ethics was written pursuant to Rule 17(j)(1) of the Investment Company Act of 1940.

          In addition AllianceBernstein has a Statement of Policy and Procedure Regarding Consultant Conflicts of Interest. On occasion, AllianceBernstein Institutional Investments purchases data, research, conference attendance and other services or products from certain institutional asset management consultants that conduct searches and recommend money managers to prospective institutional clients. While the sale of such products and services may be profitable to consultants, and such profit, if any, may indirectly reduce the cost of the consulting services to prospective institutional clients, AllianceBernstein does not purchase such services and products unless the firm has made a good faith determination that they will provide the firm with industry data and/or proper assistance in marketing AllianceBernstein’s services.

          In addition, AllianceBernstein has designated a senior attorney in our Legal and Compliance Department, Adam Spilka, as Conflicts Officer. Identifying conflicts of interest, both actual and potential, is an ongoing process. The position reports to Mark Manley, Chief Compliance Officer.

These policies are constructed and implemented by the Legal and Compliance Department in coordination with the relevant business areas.

Munder (Subadviser to the Mid-Cap Fund)

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type as of December 31, 2006			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Tony Y. Dong	7	50	28	—	—	—
	4.87 billion	1.51 billion	428.1 million	—	—	—
Brian S. Matuszak	7	52	35	—	—	—
	4.91 billion	1.53 billion	433.7 million	—	—	—
Andy Y. Mui	6	50	33	—	—	—
	4.86 billion	1.51 billion	425.8 million	—	—	—

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type as of December 31, 2006			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

George L. Sanders II	6	50	27	—	—	—
	4.86 billion	1.51 billion	425.3 million	—	—	—
Geoff Wilson	6	57	76	—	—	—
	4.86 billion	1.64 billion	539.5 million	—	—	—

Portfolio Manager Compensation Structure

          The compensation package for all members of Munder’s portfolio management teams has historically consisted of three elements: fixed base salary; short-term incentive in the form of an annual bonus; and long-term incentive in the form of equity ownership. Certain portfolio managers may also receive variable bonus compensation or performance-based fees. Munder also provides a competitive benefits package, including health and welfare benefits and retirement benefits in the form of a 401(k) plan which includes an employer contribution.

          Munder strives to offer industry-competitive salaries based on the skills and experience of the portfolio manager as well as responsibilities of the position. Salaries are compared at least annually with investment industry benchmark compensation surveys.

          Members of Munder’s portfolio management teams are eligible to earn a performance bonus. Bonuses for all members of a portfolio management team are influenced by the profitability of the firm and the performance of the aggregate group of accounts managed by the team. Target bonuses for portfolio managers typically range from 50 to 200% of base salary. Target bonuses for equity analysts typically range from 50 to 150% of base salary. Actual bonuses for all personnel, however, are completely discretionary and can be as low as 0% and range as high as 300% or more of salary. In determining portfolio manager bonuses, Munder considers a variety of factors, including qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm’s success, as well as the profitability of the firm and the performance of the aggregate group of accounts managed by the portfolio manager. With respect to each account managed by the portfolio manager, performance is measured relative to that account’s benchmark index for the most recent one-year and three-year periods. Determination of equity analyst bonuses also involves consideration of a variety of factors, including performance of individual security recommendations, team performance relative to applicable benchmarks, as well as qualitative elements such as team interaction, growth, and overall contribution to the firm’s success.

          Certain portfolio managers are eligible to receive variable bonus compensation based on fees received by Munder for all accounts, including any Munder Fund, managed by the portfolio manager pursuant to a specific investment style. In certain instances, such compensation is conditioned upon a minimum asset level in the investment discipline. In certain instances, such compensation is based on the investment performance of accounts managed by such portfolio manager pursuant to a specific investment style, provided the performance of the related Munder Fund or investment style composite exceeds the performance of the related index on a compound annual basis over a stated period.

          Members of the portfolio management teams were historically eligible for long-term incentives in the form of options to purchase shares of Munder Group LLC, an employee-owned minority partner of Munder Capital Management. These long-term incentive plans effectively expired in late 2004 and early 2005. Effective January 2, 2007, key members of the portfolio management teams are eligible for long-term incentives in the form of restricted shares of Munder Capital Holdings, LLC, the majority partner of Munder Capital Management. Restricted shares typically vest quarterly over a three-year period. The restricted share grants provide incentive to retain key personnel and serve to align portfolio managers’ interests with those of Munder directly, and, indirectly, the accounts managed by Munder.

Potential Conflicts of Interest

          Portfolio Management Conflicts of Interest. Munder’s personnel may be part of portfolio management teams serving numerous accounts for multiple clients of Munder Capital Management and of its subsidiary Pierce Street Advisors, LLC (“Pierce Street”), as applicable. These client accounts may include registered investment companies, other types of pooled accounts (e.g., hedge funds, private funds or collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers, research analysts and trading desk personnel (collectively, “portfolio management teams”), may provide services for clients of both Munder and Pierce Street simultaneously. A summary of certain potential conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management teams may face.

•

Potential Conflicts Relating to the Interests of Portfolio Management Teams and Munder: Munder and/or Pierce Street may receive differential compensation from different advisory clients (e.g., some clients, such as hedge funds, may pay higher management fees than are paid by other advisory clients and/or incentive compensation based on the investment performance of the clients) and each advisory client may be more or less profitable to Munder or Pierce Street than other advisory clients (e.g., clients also may demand different levels of service or have larger, smaller or multiple relationships with Munder and/or its affiliates). Munder and Pierce Street may compensate portfolio management team personnel differently depending on the nature of the a client’s account (e.g., personnel participating in the portfolio management process for hedge funds and other incentive fee accounts may receive compensation that reflects, at least in part, the revenues generated by, including the incentive fees paid by, those funds and other accounts to reward superior performance). Portfolio management team personnel also may make personal investments in accounts (including hedge funds) they manage or support.

If other advisory clients utilize a management fee structure that could result in higher fees or are otherwise possibly more profitable relationships for Munder and/or Pierce Street than the Fund, or if the management of such clients could result in potentially higher compensation to the portfolio management team members (“Advisor Compensatory Accounts”), or if the portfolio management teams makes personal investments in certain client accounts (such as hedge funds), the portfolio management team members may have the incentive to direct a disproportionate amount of: (i) their attention; (ii) limited investment opportunities, such as less liquid securities or initial public offerings; and/or (iii) desirable trade allocations, to such accounts. The portfolio manager also may have an incentive to trade Adviser Compensatory Accounts or personal investments before (i.e., front run) or after the Fund in order to seek to take advantage of the potential upward or downward pressure on the market price of certain investments resulting from the Fund’s trading activity. In addition, a portfolio management team may take a short position in a security on behalf of a Fund, Advisor Compensatory Accounts or personal investments at the same time that other accounts managed by Munder take a long term position in the same security. The portfolio management team’s use of short sales may be harmful to the performance of other clients that own that security.

•

Potential Conflicts Relating to Managing Multiple Advised Accounts: Even if there is no financial or other advantage to members of the portfolio management team or Munder, portfolio management teams managing assets for multiple clients must make decisions that could be deemed to benefit some clients more than others, or benefit some clients to the detriment of others. For example, a portfolio management team managing assets using different investment strategies will need to allocate limited resources, such as their attention, investment opportunities and/or desirable trade allocations, among clients with different or competing interests. In addition, a portfolio manager may be in a position to make an investment that is appropriate for one client, but not appropriate for or against the interests of another client. For example, certain clients may seek more speculative investments that would not be appropriate for some other clients.

Although Munder does not track the time or attention each portfolio manager devotes to his or her advisory accounts, Munder does monitor the performance of all client accounts and periodically assesses whether each portfolio manager has adequate resources to effectively manage all of the accounts for which he or she is responsible.

          Munder and Pierce Street have adopted and implemented numerous compliance policies and procedures, including Codes of Ethics, brokerage and trade allocation policies and procedures and conflicts of interest procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. Munder also has established an Investment Conflicts Committee to oversee potential issues relating to conflicts of interest that Munder, Pierce Street and the portfolio management teams may face. In addition, Munder and Pierce Street each have a designated Chief Compliance Officer (selected in accordance with the federal securities laws) as well as dedicated compliance staff whose activities are focused on monitoring the compliance policies and procedures of Munder or Pierce Street, as applicable, in order to detect and address potential and actual conflicts of interest. Furthermore, senior personnel of Munder periodically review the performance of all portfolio managers. However, there can be no assurance that the Investment Conflicts Committee and the compliance programs of the Munder or Pierce Street will achieve their intended result.

NWQ (Subadviser to the Value Portfolio)

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Jon D. Bosse, CFA*	7	11	45,619	—	—	9
	$1,813,253,258	$1,346,612,450	$26,201,435,988	—	—	$695,708,135.30
Craig O. Bailey, Jr.*	—	5	98	—	—	—
	—	$187,201,520	$1,983,196,683	—	—	—

*	Mr. Bosse and Mr. Bailey co-manage many of NWQ’s client accounts.

Portfolio Manager Compensation Structure

          NWQ’s portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm’s executive committee. The total compensation program includes the following components: (1) base salary, and (2) annual bonus.

          Bonus. The annual bonus can be a multiple of the base salary. The portfolio manager’s performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm’s overall annual profitability and the individual portfolio manager’s contributions as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy’s general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional’s contributions to portfolio strategy, teamwork, collaboration and work ethic. The Russell 1000 Value is the primary benchmark for the large cap value strategy accounts by which the portfolio managers’ bonus compensation is generally measured. Jon Bosse also serves as the primary portfolio manager for certain accounts that employ an all-cap value strategy, and the primary benchmark for this strategy is the Russell Mid-Cap Value. Therefore, Mr. Bosse’s compensation is tied to his performance against both benchmarks, as well as other factors indicated in this paragraph.

          The total compensation package includes the availability of an equity-like incentive for purchase (whose value is determined by various factors including the increase in profitability of NWQ over time) made to most investment professionals. Additionally, the portfolio managers have been provided compensation in conjunction with signing long-term employment agreements.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

•

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NWQ seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

•

If a portfolio manager identifies a limited investment opportunity, which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NWQ has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to many of its clients’ accounts, NWQ determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NWQ may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, NWQ may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

•

The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager.

•

Finally, the appearance of a conflict of interest may arise where NWQ has an incentive, such as a performance-based management fee, which relates to the management of some accounts with respect to which a portfolio manager has day-to-day management responsibilities.

NWQ has adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Winslow (Subadviser to the Growth Fund):

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Clark J. Winslow	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Justin H. Kelly, CFA	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
R. Bart Wear, CFA	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

          In an effort to retain key personnel, Winslow has structured compensation plans for portfolio managers and other key personnel that it believes are competitive with other investment management firms. Specifically, portfolio managers receive a base pay and an annual incentive based on performance against individual and organizational objectives, as well as overall Winslow results. The plan is designed to align manager compensation with investors’ goals by rewarding portfolio managers who meet the long-term objective of consistent, superior investment results, measured by the performance of the Large Cap Growth Product. At Winslow the Large Cap Growth portfolio managers are substantial owners of the firm. The financial success of the portfolio managers/owners (base salary and share of the earnings) is a direct result of providing favorable long-term results for clients. Portfolio manager compensation packages are independent of advisory fees collected on any given client account under management.

Potential Conflicts of Interest

A portfolio manager who makes investment decisions with respect to multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

• The management of multiple funds and/or accounts may result in the portfolio manager devoting unequal time and attention to the management of each fund and/or account;

          • If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or account managed by the portfolio manager, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and accounts managed by the portfolio manager; and

          • An apparent conflict may arise where an adviser receives higher fees from certain funds or accounts that it manages than from others, or where an adviser receives a performance-based fee from certain funds or accounts that it manages and not from others. In these cases, there may be an incentive for a portfolio manager to favor the higher and/or performance-based fee funds or accounts over other funds or accounts managed by the portfolio manager.

          To address potential conflicts of interest, Winslow has adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, Winslow has adopted a Code of Ethics that recognizes the manager’s obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures and the Code of Ethics are designed to restrict the portfolio manager from favoring one client over another. There is no guarantee that the policies, procedures and the Code of Ethics will be successful in every instance, however because Winslow offers only one investment product: Large Cap Growth, and all accounts are managed essentially identically, Winslow does not believe any material conflicts of interest exist between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio managers, nor in allocation of investment opportunities.

Westfield (Subadviser to the Opportunity Fund and Advisor Opportunity Fund)

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Arthur J. Bauernfeind	10	—	556	—	1	14
	$3,622,319,668	—	$8,243,089,139	—	$19,124,569	$1,171,669,117
William A. Muggia	10	—	553	—	3	14
	$3,622,319,668	—	$7,469,254,359	—	$792,246,068	$1,171,669,117
Ethan J. Meyers	10	—	550	—	1	14
	$3,622,319,668	—	$8,197,439,672	—	$19,124,569	$1,171,669,117
Scott R. Emerman	10	—	550	—	1	14
	$3,622,319,668	—	$8,198,616,001	—	$19,124,569	$1,171,669,117

Portfolio Manager Compensation Structure

          Mr. Emerman and Mr. Meyers are eligible for a fixed base salary and an annual bonus. The bonus is based on their individual overall performance, as well as the financial performance of the company. Specific performance criteria include the quantity and quality of recommendations submitted to the investment committee, as well as attitude, teamwork, communication and motivation. Individual performance attribution is also reviewed. Both Mr. Emerman and Mr. Meyers may also receive stock options from Westfield’s parent company, Boston Private Financial Holdings. As members of the investment committee, they may each receive a bonus derived from the performance fees earned on the partnerships, as distributed under the discretion of the portfolio manager. Mr. Emerman and Mr. Meyers also are eligible to earn a percentage of the firm’s pre-tax profits. Approved by Westfield’s Board of Directors in April 2006, the program provides Westfield’s key investment team members a fixed percentage of the firm’s pre-tax profits that will vest over several years.

          Mr. Muggia and Mr. Bauernfeind are eligible for a fixed base salary and an annual bonus, which is paid the month after year end. The bonus is based on the overall financial performance of the company and can vary depending on company results. They are also eligible to participate in the Boston Private Financial Holdings Deferred Compensation Plan. Each may also receive stock options from Westfield’s parent company, Boston Private Financial Holdings. Mr. Muggia is also entitled to receive, and has discretion to distribute, a portion of the performance fees earned on the partnerships that he manages.

Potential Conflicts of Interest

          Westfield seeks to identify areas of potential conflicts of interest resulting from managing both the Fund and other accounts. Westfield has adopted polices and procedures to address such potential conflicts. The management of multiple funds and accounts may result in allocating unequal attention and time to the management of each fund and account if each has different objectives, benchmarks, time horizons, and fees as the lead portfolio manager must allocate his time and the team’s investment ideas across multiple funds and accounts. A conflict of interest can also arise between those portfolios that incorporate a performance fee with a base advisory fee and the Fund. From time to time, the same securities may be recommended for both types of accounts. If this is the case, the securities are allocated in a manner Westfield believes to be fair and equitable to all effected funds and accounts. Although Westfield seeks best execution for security transactions, a potential conflict can exist in determining which broker to use to execute transaction orders because Westfield may be limited by a client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Westfield executes such directed arrangements last. Furthermore, personal accounts may give rise to potential conflicts of interest; trading in personal accounts is regulated by the firm’s Code of Ethics.

DISTRIBUTION PLANS - CLASS A, CLASS B, AND CLASS C SHARES ONLY

          Distribution Plans have been adopted by the Investor Trust (the “Distribution Plans”) with respect to the Class A Shares (the “Class A Plan”), the Class B Shares (the “Class B Plan”), and Class C Shares (the “Class C Plan”), of each Fund, as applicable. The Distribution Plans provide that they may not be amended to increase materially the costs which either the Class A Shares, Class B Shares, and Class C Shares may bear pursuant to the Class A Plan, Class B Plan and Class C Plan without approval by shareholders of the Class A Shares, Class B Shares, and Class C Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Investor Trust and have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement (“Qualified Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Independent Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. In adopting the Class A Plan, Class B Plan, and Class C Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares, and Class C Shares and to reduce each class’s expense ratio and concluded that there was a reasonable likelihood that each Distribution Plan will benefit their respective class and that class’s shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares, and Class C Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

For the fiscal years ended October 31, 2008, 2007 and 2006, each Investor Trust Fund paid the following for distribution expenses:

FUND	2008	2007	2006

Intermediate Fixed Income Duration Fund	[ ]	$28,904	$35,878
Core Plus Fixed Income Fund	[ ]	$29,528	$41,125
New York Tax-Free Bond Fund	[ ]	$91,440	$124,276
Growth Fund	[ ]	$11,923	$13,025
High Yield Fixed Income Fund	[ ]	$19,381	$10,608
Mid-Cap Fund	[ ]	$50,968	$58,647
Overseas Equity Fund	[ ]	$27,122	$23,322
Opportunity Fund	[ ]	$39,002	$38,775
Value Fund	[ ]	$15,512	$16,122
LifeLine Aggressive Growth Strategy Fund	[ ]	$32,283	$14,922
LifeLine Growth Strategy Fund	[ ]	$91,117	$46,425
LifeLine Moderate Growth Strategy Fund	[ ]	$111,261	$58,805
LifeLine Conservative Growth Strategy Fund	[ ]	$27,661	$17,096

THE DISTRIBUTOR

          Foreside Distribution Services LP (“Foreside”), whose address is 10 High Street, Boston, MA 02110, acts as distributor to the Funds under a Distribution Contract with each of the Investor Trust and Advisor Trust. Foreside and its affiliates also serve as distributor to other investment companies. The Distributor may make payments to broker-dealers for their services in distributing Shares of the Funds.

          Pursuant to the Distribution Plans adopted by the Investor Trust, the Distributor is reimbursed from each Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class B Shares, and Class C Shares of the Funds and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class B Shares, and Class C Shares of the Fund and which provide shareholders with personal services and account maintenance services (“service fees”), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A Plan, the amount of their reimbursement from a Fund may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Class A Shares outstanding during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of a Fund’s average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Class B Plan and Class C Plan, respectively, and to Servicing Agents pursuant to the Shareholder Services Plan will not exceed on an annual basis 1.00% of a Fund’s average daily net assets represented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. Salary expense of Foreside personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expense is allocated to, or divided among, the particular series for which it is incurred.

          The Distribution Plans are subject to the Board of Trustees’ approval. The Funds are not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

SHAREHOLDER SERVICES PLAN

          The Investor Trust has adopted an Shareholder Services Plan which provides that the Trust may obtain the services of one or more Servicing Agents that shall, as agents for their customers who purchase the Fund’s Class A Shares, Class B Shares and Class C Shares, perform certain shareholder account, administrative and service functions for such customers, and may enter into agreements providing for the payment of fees for such services. The Shareholder Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not “interested persons” of the Investor Trust and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreement related to such Plan (“Qualified Trustees”). The

Shareholder Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A, Class B Shares or Class C Shares by a majority vote of shareholders of that class. The Shareholder Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares or Class C Shares without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. See “Servicing Agents,” below.

ADMINISTRATOR AND SUB-ADMINISTRATOR

          Pursuant to an Administration Agreement dated as of July 1, 2006, as amended June 4, 2007, the Adviser serves as the Trusts’ administrator (the “Administrator”), and that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trusts’ operations. Pursuant to a Sub-Administration Agreement dated as of the same date, the Administrator has retained Citi Fund Services Ohio, Inc. (“Citi”), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Citi served as the administrator (rather than sub-administrator), through June 30, 2006. Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

          Pursuant to a Sub-Administration Agreement dated as of [December 9, 2008] (the “Master Services Agreement”), Citi provides the Funds with various services, which include sub-administration of the Trusts and the Funds. [INCLUDE TERMS OF AGREEMENT] Citi’s services also include certain regulatory and compliance services, as well as fund accounting and transfer agency services. The Administrator and Citi provide certain persons satisfactory to the Boards of Trustees to serve as officers of the Trusts. Such officers, as well as certain other employees of the Trusts, may be directors, officers or employees of the Administrator, Citi or their affiliates.

          The Administration Agreement was renewed for the one (1) year period ending December 31, 2009, and may be terminated upon not more than 60 days written notice by either party. The Agreement provides that the Administrator shall not be liable to the Trusts except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement. The Master Services Agreement and Sub-Administration Agreement provide that Citi shall not be liable to the Trusts except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreements.

The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of:

Up to $12 billion	0.0525%
In excess of $12 billion	0.0350%

The sub-administration fee primarily consists of an asset-based fee payable to Citi on the first business day of each month, or at such times as Citi shall request, at an annual rate of:

Up to $10 billion	0.0350%
$10 billion - $20 billion	0.0150%
$20 billion - $50 billion	0.0075%
In excess of $50 billion	0.0010%

          Net assets shall be aggregated across all Companies to determine a total fee for all Companies, and each Company shall be charged its pro rata share of such fee based on the ratio of its net assets to the aggregate net assets of all Companies. Assets in any Fund (a “Feeder Fund”) that invests in another Fund (a “Master Fund”) shall be counted (and a fee charged thereon) in either the Feeder Fund or the Master Fund, but not both, provided that fees on such assets may be apportioned between the Feeder Fund and the Master Fund. For purposes of determining the fees payable for administrative services, the value of each Company’s net assets shall be computed in the manner described in such Company’s governing documents (e.g., Memorandum and Articles of Association, Declaration of Trust, etc.) or in its offering documents (e.g., Prospectus or Statement of

Additional Information, Offering Memorandum, etc.) as from time to time in effect for the computation of the value of such net assets in connection with the purchase and redemption of shares.

          The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds, but the assets of the Underlying Portfolios that reflect assets of Funds that invest in the Portfolios are not double-counted. The total administration fee to be paid is allocated to each of the funds in the fund complex based upon its proportionate share of the aggregate net assets of the fund complex, and then allocated to each class of shares on a class basis. For assets invested in the Underlying Portfolios by the Funds, the Portfolios pay half of the administration fee and the Funds pay half of the administration fee, for a combination at the total fee rate set forth above.

For the fiscal years ended October 31, 2008, 2007 and 2006, the aggregate amount of administration fees paid directly by the Funds were:

FUND^	2008	2007	2006

Intermediate Duration Fixed Income Fund	[ ]	$5,271	$8,130
Core Plus Fixed Income Fund	[ ]	$5,504	$6,891
New York Tax-Free Bond Fund	[ ]	$37,550	$49,147
Growth Fund	[ ]	$15,144	$14,472
High Yield Fixed Income Fund	[ ]	$2,646	$2,971
Mid-Cap Fund	[ ]	$18,245	$21,333
Overseas Equity Fund	[ ]	$6,322	$9,341
Opportunity Fund	[ ]	$7,075	$10,988
Value Fund	[ ]	$16,335	$15,824
Advisor Core Plus Fixed Income Fund	[ ]	$24,811	$30,499
International Equity Fund	[ ]	$99,740	$89,784
Opportunity Fund Advisor	[ ]	$51,982	$70,230
LifeLine Aggressive Growth Strategy Fund	[ ]	$2,884	$1,519
LifeLine Growth Strategy Fund	[ ]	$8,581	$4,910
LifeLine Moderate Growth Strategy Fund	[ ]	$8,960	$5,759
LifeLine Conservative Growth Strategy Fund	[ ]	$2,260	$1,654

^ For each of the Feeder Funds, the amounts are calculated based upon the Fund’s proportionate share of the amounts charged to the Underlying Portfolio or Portfolios in which the Fund invests. For the LifeLine Funds, the amounts include fees paid by each respective LifeLine Fund as well as the Fund’s proportionate share of the amounts charged to the Underlying Portfolio or Portfolios in which the LifeLine Fund invests.

TRANSFER AGENT

          Under the Master Services Agreement with Citi, Citi acts as transfer agent (“Transfer Agent”) for the Trusts. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions, and acts as dividend disbursing agent for the Trusts. The principal business address of Citi is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN

          Pursuant to a Custodian Agreement Northern Trust Company acts as the custodian (“Custodian”) of each Fund’s assets. The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on each Fund’s investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of each Fund. Securities held for each Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Funds or decide which securities will be purchased or sold for a Fund. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and the Trust.

FUND ACCOUNTING AGENT

          Pursuant to the Master Services Agreement, Citi also serves as fund accounting agent to each Fund. For the fiscal year ended October 31, 2008, the aggregate amount of fund accounting fees paid by the Funds was:

FUND	2008*

Intermediate Duration Fixed Income Fund	$	[ ]
Core Plus Fixed Income Fund	$	[ ]
Advisor Core Plus Fixed Income Fund	$	[ ]
New York Tax-Free Bond Fund	$	[ ]
Growth Fund	$	[ ]
High Yield Fixed Income Fund	$	[ ]
Mid-Cap Fund	$	[ ]
Overseas Equity Fund	$	[ ]
International Equity Fund	$	[ ]
Opportunity Fund	$	[ ]
Adviser Opportunity Fund	$	[ ]
Value Fund	$	[ ]
LifeLine Aggressive Growth Strategy Fund	$	[ ]
LifeLine Growth Strategy Fund	$	[ ]
LifeLine Moderate Growth Strategy Fund	$	[ ]
LifeLine Conservative Growth Strategy Fund	$	[ ]
*Fund accounting fees are not reduced to reflect waivers.

SHAREHOLDER SERVICING AGENTS

          The Trusts have entered into a shareholder servicing agreement (a “Servicing Agreement”) with certain Servicing Agents, including HSBC, pursuant to which the Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of each Trust, proxy statements, annual reports, updated prospectuses and other communications from each Trust to the Funds’ shareholders; receives, tabulates and transmits to each Trust proxies executed by shareholders with respect to meetings of shareholders of the Funds or the Trusts; and provides such other related services as the Trusts or a shareholder may request. Each Fund is authorized to pay a shareholder servicing fee up to 0.25%, on an annual basis, of the Fund’s average daily net assets attributable to Class A, B and C Shares.

          The Trusts understand that some Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by each Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, each Trust understands that certain Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent from the Funds with respect to those accounts.

For the fiscal years ended October 31, 2008 and 2007, each Investor Trust Fund paid the following shareholder servicing expenses:

Fund	2008	2007

Intermediate Duration Fixed Income Fund	[ ]	$11,802
Core Plus Fixed Income Fund	[ ]	$46,054
New York Tax-Free Bond Fund	[ ]	$115,636
Growth Fund	[ ]	$72,797
High Yield Fixed Income Fund	[ ]	$16,367
Mid-Cap Fund	[ ]	$30,410
Overseas Equity Fund	[ ]	$52,026
Opportunity Fund	[ ]	$57,834
Value Fund	[ ]	$76,090
LifeLine Aggressive Growth Strategy Fund	[ ]	$24,694
LifeLine Growth Strategy Fund	[ ]	$73,483
LifeLine Moderate Growth Strategy Fund	[ ]	$76,658
LifeLine Conservative Growth Strategy Fund	[ ]	$19,463

FEDERAL BANKING LAW

          The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC Bank’s and the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees of each Trust would review the relationship with HSBC and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that a Fund be liquidated.

EXPENSES

          Except for expenses paid by the Adviser and the Distributor, each Fund bears all the costs of its operations. Expenses attributable to a class (“Class Expenses”) shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, and Class C Shares must include payments made pursuant to their respective Distribution Plan and the Administrative Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to a Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of each Trust in relation to the net asset value of the portfolios.

DETERMINATION OF NET ASSET VALUE

          The net asset value of each of the shares is determined on each day on which the New York Stock Exchange (“NYSE”) is open for trading. As of the date of this Statement of Additional Information, the NYSE is open every weekday except for the days on which the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

          The value of fixed income securities held in a Fund’s portfolio will be determined on each day the fixed income market on which the security trades is open. It is anticipated that the U.S. markets for fixed income securities will be closed on certain days and at certain times when the NYSE is open for trading. On days or at times that the fixed income markets are closed and the NYSE is open, each Fund that holds a fixed income security in its portfolio will value that security based on market quotations as of the most recent closing of the fixed income market on which the security trades or valued at fair value in accordance with procedures established by each Trust, as appropriate.

          The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available or are deemed unreliable due to a significant event or otherwise are based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

          Shares of the Portfolios held by the Funds and LifeLine Funds are valued at their respective net asset values as reported to the Adviser or its agent. Other assets of the LifeLine Funds, if any, are valued at their current market value if market quotations are readily available. If market quotations are not available, or if the Adviser determines that the price of a security does not represent its fair value, these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees.

          For purposes of determining a Fund’s net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank.

          Bonds and other fixed-income securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market. Bonds and other fixed income securities (other than short-term obligations but including listed issues) in a Fund’s portfolio may be valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of each Trust. The Adviser typically completes its trading on behalf of the Funds or Portfolios in various markets before 4:00 p.m., and the value of portfolio securities is determined when the primary market for those securities closes for the day. Foreign currency exchange rates are also determined prior to 4:00 p.m. The value of a foreign security held by a Fund is converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation at the time as of which the NAV is calculated, typically 4:00 p.m., eastern time. Such bid quotation shall be obtained from an independent pricing service approved by the Board of Trustees. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair value as determined in good faith under the direction of the Board of Trustees of each Trust.

          In making such valuations, the pricing service utilizes dealer-supplied valuations which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Fund securities (other than short-term obligations) for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees.

          Interest income on long-term obligations in a Fund’s portfolio is determined on the basis of interest accrued plus amortization of “original issue discount” (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premium.

          The accounting records of a Fund are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

          The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 (“FRR 1” (formerly Accounting Series Release No. 113)) which concludes that there is “no automatic formula” for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

          To the extent that a Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser will value such securities based upon all relevant factors as outlined in FRR 1.

          Subject to each Trust’s compliance with applicable regulations, the Trusts on behalf of each Fund have reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. Each Trust will redeem Fund shares in kind only if it has received a redemption in kind from a Portfolio and therefore shareholders of a Fund that receive redemptions in kind will receive securities of the portfolio. The Portfolios have advised each Trust that the Portfolios will not redeem in kind except in circumstances in which a Fund is permitted to redeem in kind.

PURCHASE OF SHARES

          Shares may be purchased through the Distributor, Shareholder Servicing Agents or through Securities Brokers. Shares may be purchased at their net asset value next determined after an order is transmitted to and accepted by the Transfer Agent or is received by a Shareholder Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Transfer Agent. Purchases are effected on the same day the purchase order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any day in which regular trading occurs on the New York Stock Exchange (“Fund Business Day”). Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Transfer Agent.

          All purchase payments are invested in full and fractional Shares. Each Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

          While there is no sales load on purchases of Class B Shares and Class C Shares, the Distributor may receive fees from the Funds. Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

          An investor may purchase Shares through the Distributor directly or by authorizing his Shareholder Servicing Agent or Securities Broker to purchase such Shares on his behalf through the Transfer Agent.

          Certain clients of the Adviser whose assets would be eligible for purchase by the Funds may purchase shares of the Trusts with such assets. Assets purchased by the Funds will be subject to valuation and other procedures by the Board of Trustees.

          The Trust, in its discretion, may permit purchases of Fund shares by means of in-kind contributions of portfolio securities under certain circumstances. An in-kind contribution must be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. In connection with an in-kind securities purchase, the Funds will require, among other things, that the securities be valued in the same manner as they would be valued for purposes of computing a Fund’s NAV; that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; and that the securities be in proper form for transfer to the Funds. In addition, the Funds generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale.

The Funds will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares. Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

          The following information supplements and should be read in conjunction with the sections in the Funds’ Prospectuses entitled “Purchasing and Adding to Your Shares” and “Distribution Arrangements/Sales Charges”. The Prospectuses contain a general description of how investors may buy shares of the Funds and states whether a Fund offers more than one class of shares. Class A shares are generally sold with a sales charge payable at the time of purchase. The prospectus contains a table of applicable contingent deferred sales charges (“CDSCs”). After being held for six years, Class B shares will automatically convert into Class A shares which are not subject to sales charges or a CDSC. Class B and C shares are offered without an initial sales charge. The Funds may sell shares without a sales charge or CDSC pursuant to special purchase plans the Trusts sign.

          When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in a Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B shares or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares respectively. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares will be most appropriate for investors who invest substantial amounts (e.g. over $50,000) in Fund shares.

          Shares of the Funds are offered on a continuous basis at net asset value, plus any applicable sales charge, by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

          The sales load on Class A Shares does not apply in any instance to reinvested dividends.

          From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor may also provide additional compensation to dealers in connection with sales of shares of the Funds. Dealers may not use sales of a Fund’s Shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self- regulatory agency, such as FINRA. None of the aforementioned compensation is paid for by the Funds or their shareholders.

          Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of each Trust for recordholders of such shares.

EXCHANGE PRIVILEGE

          By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of each Fund may exchange some or all of his Shares for shares of a corresponding class of one or more of the following investment companies for which HSBC serves as investment adviser as HSBC may determine (the “HSBC Investor Funds”): HSBC Investor Prime Money Market Fund, HSBC Investor U.S. Government Money

Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor Cash Management Fund, HSBC Investor Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund (the “Money Market Funds”); HSBC Short Duration Fixed Income Fund, HSBC Investor Core Fixed Income Fund/Advisor Core Plus Fixed Income Fund, HSBC Intermediate Duration Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund, HSBC Investor High Yield Fixed Income Fund, New York Tax-Free Bond Fund and HSBC Investor Global Emerging Markets Fixed income Fund (the “Income Funds”); HSBC Investor Growth Fund, HSBC Investor Value Fund, HSBC Investor Mid-Cap Fund, HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund/Advisor Opportunity Fund (the “Equity Funds”). The Class A, B and C Shares of the Income Funds and Equity Funds are referred to as the “Retail Classes”). By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Retail Classes may exchange some or all of his Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trusts’ other Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

          An investor will receive Class A Shares of a Fund in exchange for Class A shares of other HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor will receive Class D Shares of a Money Market Fund in exchange for Class A shares of a HSBC Investor Fund. Class B Shares, Class C Shares, and Class I Shares may be exchanged for shares of the same class of one or more of the HSBC Investor Funds at net asset value without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Holders of Class B Shares may not exchange their Shares for shares of any other class. Exchanges into Class A Shares may be made upon payment of the applicable sales charge, unless otherwise exempt. Shareholders of Class A Shares of the Fund who are shareholders as of December 31, 1997 will be grandfathered with respect to the HSBC Investor Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares of the Fund. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes.

          The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Funds and consider the differences in investment objectives and policies before making any exchange. It should also be noted that the Funds impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for less than 30 days. See “Redemption Fee.”

          An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trusts at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Distributor.

IN-KIND PURCHASES

          The Trusts, in their discretion, may permit purchases of Fund shares by means of in-kind contributions of portfolio securities under certain circumstances. An in-kind contribution must be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. In connection with an in-kind securities purchase, the Funds will require, among other things, that the securities be valued in the same manner as they would be valued for purposes of computing a Fund’s NAV; that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; and that the securities be in proper form for transfer to the Funds. In addition, the Funds generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale.

          The Funds will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares. Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

AUTOMATIC INVESTMENT PLAN

          The Trusts offer a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Funds. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trusts and the investor’s bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trusts, there may be a delay between the time of bank withdrawal and the time the money reaches the Funds. The investment in the Funds will be made at the net asset value per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the plan may be obtained from Citi at the telephone number listed on the front cover.

          For further information on how to purchase Shares from the Distributor, an investor should contact the Distributor directly (see “The Distributor” for address and phone number).

THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

          Shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a Securities Broker. Shareholder Servicing Agents and Securities Brokers may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Servicing Agents may (although they are not required by the Trusts to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent and Securities Broker from the Funds, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents and Securities Brokers.

          Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Funds’ custodian bank by following the procedures described above.

          For further information on how to direct a Securities Broker or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

SALES CHARGES

CLASS A SHARES

          The public offering price of the Class A Shares of the Funds equals net asset value plus the applicable sales charge. The Distributor receives this sales charge and may reallow it as dealer discounts and brokerage commissions as follows:

Equity Funds

SIZE OF TRANSACTION AT OFFERING PRICE	SALES CHARGES AS: PERCENTAGE OF OFFERING PRICE	PERCENTAGE OF NET AMOUNT INVESTED

Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	1.00%	1.01%

Income Funds

SIZE OF TRANSACTION AT OFFERING PRICE	SALES CHARGES AS: PERCENTAGE OF OFFERING PRICE	PERCENTAGE OF NET AMOUNT INVESTED

Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	1.00%	1.01%

SALES CHARGE WAIVERS

          The Distributor may waive sales charges for the purchase of Class A Shares of the Funds by or on behalf of (1) purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, (2) employees and retired employees (including spouses, children and parents of employees and retired employees) of HSBC, and any affiliates thereof, (3) Trustees of the Trusts, (4) directors and retired directors (including spouses and children of directors and retired directors) of HSBC and any affiliates thereof, (5) purchasers who use proceeds from an account for which HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, to purchase Class A Shares of the Fund, (6) brokers, dealers and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals), (7) investment advisers or financial planners that have entered into an agreement with the Distributor and that place trades for their own accounts or the accounts of eligible clients and that charge a fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent that has entered into an agreement with the Distributor, (8) orders placed on behalf of other investment companies distributed by Foreside or its affiliated companies, and (9) shares purchased by tax-qualified employee benefit plans. The Distributor may also waive Class A Shares that were subject to a sales charge, sales charges for the purchase of the Funds Class A Shares with the proceeds from the recent redemption of Class B shares, or Class C Shares of the Funds. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor, or by his or her financial institution, at the time the purchase is made. A copy of the investor’s account statement showing such redemption must accompany such notice. To receive a sales charge waiver in conjunction with any of the above categories, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification.

CONCURRENT PURCHASES

          For purposes of qualifying for a lower sales charge, investors have the privilege of combining “concurrent purchases” of Class A Shares of any fund in the HSBC Investor Family of Funds. For example, if a shareholder concurrently purchases Class A Shares in one of the Funds of the Trusts sold with a sales charge at the total public offering price of $25,000 and Class A Shares in another Fund sold with a sales charge at the total public offering price of $75,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. The investor’s “concurrent purchases” described above shall include the combined purchases of the investor, the investor’s spouse and children under the age of 21 and the purchaser’s retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Trusts without notice.

LETTER OF INTENT

          An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such investor to purchase Class A Shares of the Funds at a designated total public offering price within a designated 13-month period. Each purchase of Class A Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent (the “Applicable Sales Charge”). A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor will receive as a credit against his/her purchase(s) of Class A Shares during this 90-day period at the end of the 13-month period, the difference, if any, between the sales load paid on previous purchases qualifying under the Letter of Intent and the Applicable Sales Charge.

          A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares, are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A Shares of the Fund at the then current public offering price subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. For further information about Letters of Intent, interested investors should contact the Trusts at 1-800-782-8183. This program, however, may be modified or eliminated at any time or from time to time by the Trusts without notice.

RIGHT OF ACCUMULATION

          Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares of the Funds at the public offering price applicable to the total of (a) the total public offering price of the Class A Shares of the Funds then being purchased plus (b) an amount equal to the then current net asset value of the “purchaser’s combined holdings” of the Class A Shares of the Funds that were subject to a sales charge, and any Class B Shares and/or Class C Shares held. Class A Shares sold to purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial (other than retirement accounts), agency, or similar capacity are not presently subject to a sales charge. The “purchaser’s combined holdings” described above shall include the combined holdings of the purchaser, the purchaser’s spouse and children under the age of 21 and the purchaser’s retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Trusts without notice.

CONTINGENT DEFERRED SALES CHARGE (“CDSC”) - CLASS B SHARES

          Class B Shares of the Fund, which are redeemed less than four years after purchase will be subject to a CDSC. The CDSC will be based on the lesser of the net asset value at the time of purchase of the Class B Shares being redeemed or the net asset value of such Shares at the time of redemption. Accordingly, a CDSC will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition, a CDSC will not be assessed on Class B Shares purchased through reinvestment of dividends or capital gains distributions.

          Solely for purposes of determining the amount of time which has elapsed from the time of purchase of any Class B Shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. If an investor sells some but not all his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class B Shares of the Funds may be purchased for individual accounts only in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a CDSC. In such cases, the CDSC will be:

YEARS SINCE PURCHASE	CDSC AS A% OF DOLLAR AMOUNT SUBJECT TO CHARGE
0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
More than 4	None

          The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the “Code”)) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum required distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

CONVERSION FEATURE — CLASS B SHARES

          Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase the shareholder’s investment return compared to the Class B Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one Fund which he or she exchanged for Class B Shares of another Fund, the holding period will be calculated from the time of the original purchase of Class B Shares. The dollar value of Class A Shares the investor receives will equal the dollar value of the Class B shares converted.

LEVEL LOAD ALTERNATIVE — CLASS C SHARES

          Class C Shares of the Funds may be purchased for individual accounts normally in amounts of less than $100,000. Class C Shares of the Funds are sold at net asset value without an initial sales charge but are subject to a CDSC of 1.00% on most redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased). The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed in the circumstances set forth above in the section Contingent Deferred Sales Charge (“CDSC”) -- Class B Shares” except that the references to three years and four years in the first paragraph of that section shall mean one year in the case of Class C Shares. Class C Shares are subject to an annual 12b-1 fee of up to 1.00% of the average daily net assets of the Class. Unlike Class B Shares, Class C Shares have no conversion feature and, accordingly, an investor that purchases Class C Shares will be subject to 12b-1 fees applicable to Class C Shares for an indefinite period subject to annual approval by each Fund’s Board of Trustees and regulatory limitations.

          The higher fees mean a higher expense ratio, so Class C Shares pay correspondingly lower dividends and may have a lower net asset value than Class A Shares. Broker-dealers and other financial intermediaries whose clients have purchased Class C Shares may receive a trailing commission equal to 1.00% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C Shares.

          Unlike Class B Shares, Class C Shares have no conversion feature.

REDEMPTION OF SHARES

          A shareholder may redeem all or any portion of the shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to shares purchased directly through the Distributor, or to his Securities Broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares, and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). See “Contingent Deferred Sales Charge (“CDSC”) -- Class B Shares and Class C Shares” above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

          The proceeds of a redemption are normally paid from each Fund in U.S. dollars on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trusts reserve the right to redeem upon not less than 30 days notice all shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

          Unless shares have been purchased directly from the Distributor, a shareholder may redeem shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

          The Board of Trustees of the Trusts has adopted Redemption-in-Kind Procedures that provide that redemptions by affiliated shareholders may be satisfied by the distribution of portfolio securities in-kind, reflecting the shareholder’s proportionate interest in the relevant Fund, subject to certain adjustments. The Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, is required under the Procedures to determine no less frequently than quarterly that all redemptions in kind to affiliated shareholders made during the preceding quarter (if any) (a) were effected in accordance with the procedures; (b) did not favor the affiliated shareholder to the detriment of any other shareholder, and, in the context of a registered Feeder Fund’s redemption in kind from a Portfolio, the redemption also did not favor the Portfolio to the detriment of the Feeder Fund; and (c) were in the best interests of the distributing Fund or Portfolio.

REDEMPTION FEE

          The Funds impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for less than 30 days.

SYSTEMATIC WITHDRAWAL PLAN

          Any shareholder who owns shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor’s principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR

          Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Funds’ transfer agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as “STAMP”, “SEMP”, or “NYSE MPS”). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

          Redemption by Wire or Telephone. An investor may redeem Class A, Class B and Class C Shares of the Funds by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trusts. These redemptions may be paid from the applicable Fund by wire or by check. The Trusts reserve the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trusts. Instructions for wire redemptions are set forth in the Purchase Application. The Trusts employ reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder’s account number; (2) shareholder’s social security number; and (3) name and account number of shareholder’s designated securities broker or bank. If either Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

RETIREMENT PLANS

          Shares of the Funds are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS

          Shares of the Fund may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor’s Servicing Agent. In any event, such a plan is available from the Sponsor naming Citi as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax- qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual’s income. Individuals also may establish an IRA to receive a “rollover” contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

DEFINED CONTRIBUTION PLANS

          Investors who are self-employed may purchase shares of the Funds for retirement plans for self-employed persons which are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax adviser should be consulted.

SECTION 457 PLAN, 401(K) PLAN, 403(B) PLAN

          The Funds may be used as investment vehicles for certain deferred compensation plans provided for by Section 457 of the Internal Revenue Code of 1986, as amended, (the “Code”) with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Funds may also be used as investment vehicles for both 401(k) plans and 403(b) plans.

DIVIDENDS AND DISTRIBUTIONS

          For each Income Fund, the relevant Trust declares all of the Fund’s net investment income daily as a dividend to the Fund’s shareholders. Dividends substantially equal to a Fund’s net investment income earned during the month are distributed in that month to the Fund’s shareholders of record. Generally, a Fund’s net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Fund, except as required for federal income tax purposes.

          Each Fund’s net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to each Fund’s shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Shares begin accruing dividends on the day they are purchased. For the various Fixed Income Funds, and the International Equity Fund, Mid-Cap Fund, Overseas Equity Fund, Opportunity Fund, and Advisor Opportunity Fund, dividends are distributed monthly. For the Growth Fund, dividends are distributed annually, and for the Value Fund, dividends are distributed semi-annually. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional full and fractional shares of each Fund.

          Certain mortgage-backed securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the Portfolios and therefore will not be distributed as dividends to the shareholders of the Funds that invest in the Portfolios. Rather, these payments on mortgage-backed securities generally will be reinvested by the Portfolios in accordance with its investment objective and policies.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

INVESTOR TRUST AND ADVISOR TRUST

          Each Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Currently, the Investor Trust has 24 series of shares and the Advisor Trust has 3 series of shares. The separate series of each Trust constitute a separately managed “Fund”. The Trusts reserve the right to create additional series of shares. Currently, the Funds issue separate classes of shares as described under “General Information.”

          Each share of each class of the Funds, if applicable, represents an equal proportionate interest in the Fund with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trusts are not required and have no current intention to hold annual meetings of shareholders, although the Trusts will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances the shareholders of one or more series could control the outcome of these votes. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

          Under each Trust’s Declaration of Trust, the Trusts are not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that either the Investor Trust or the Advisor Trust will hold shareholders’ meetings unless required by law or its respective Declaration of Trust. In this regard, each Trust will be required to hold a meeting to elect Trustees (i) to fill any existing vacancies on the Board if after filling the vacancy, less than two-thirds of the Trustees then holding office would have been elected by shareholders, or (ii) if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Investor Trust’s and Advisor Trust’s Declaration of Trust provide that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

          The Trusts’ shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

          Interests in a Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio Trust is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of the Portfolio Trust’s Trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

          Shareholders of the Investor Trust and Advisor Trust should note that the respective series (or “Portfolios”) of the Portfolio Trust will vote separately or together in the same manner as described above for the Trusts. Under certain circumstances, the investors in one or more Portfolios of the Portfolio Trust could control the outcome of these votes. Whenever the Portfolio Trust is requested to vote on a matter pertaining to the Portfolio, the Advisor Trust and/or the Investor Trust will hold a meeting of the affected Fund’s shareholders and will cast all of its votes on each matter at a meeting of investors in the Portfolio proportionately as instructed by the Fund’s shareholders. However, subject to applicable statutory and regulatory requirements, the Investor Trust and Advisor Trust would not request a vote of the Fund’s shareholders with respect to any proposal relating to the Portfolio which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund.

          Shareholders of each Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the same Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of a Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of a Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

          Each of the Investor Trust and Advisor Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Funds or the Trust, a Servicing Agent may vote any shares as to which such Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Servicing Agent is the agent of record. Any shares so voted by a Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

          Each Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

PORTFOLIO TRUST

          The Portfolio Trust is organized as a master trust fund under the laws of the State of New York. The Portfolios are separate series of the Portfolio Trust, which currently has nine series. The Portfolio Trust’s Declaration of Trust provides that the Fund and other entities investing in each Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of their respective Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither Fund nor their shareholders will be adversely affected by reason of the investment of all of its assets in the Portfolio.

OWNERSHIP OF THE FUNDS

          As of February 2, 2009, the following persons owned of record 5% or more of a Fund or class of shares:

[TO BE PROVIDED]

TAXATION

          Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax adviser with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAX STATUS OF THE FUNDS

          The Funds intend to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly traded partnerships.

          If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund’s net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to a Fund’s shareholders to the extent of the Fund’s current and accumulated earnings and profits.

          As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all or substantially all of such income.

          Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

          A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

THE PORTFOLIOS

          Each Portfolio has obtained a ruling from the Internal Revenue Service that the Portfolio will be treated as a partnership for federal income tax purposes. For purposes of determining whether a Fund satisfies the income and diversification tests to maintain its status as a regulated investment company, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio’s income and assets.

DISTRIBUTIONS IN GENERAL

          Distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares (see below for information concerning reduced rates of tax for certain dividends exempt-interest dividends and capital gain dividends). Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

          Generally, the maximum tax rate for individual taxpayers on long-term capital gains and on certain qualifying dividends on corporate stock is 15%. These rates do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.” The favorable tax treatment of qualifying dividends is scheduled to expire after 2010.

          The excess of net long-term capital gains over net short-term capital losses realized, distributed and properly designated by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are generally subject to a maximum federal income tax rate of 15% under current law. The maximum rate on lon-term capital gains is generally expected to increase to 20% after 2010. Net capital gains from assets held for one year or less will be taxed as ordinary income.

          Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

          If the net asset value of shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a partial return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

TAX-EXEMPT INCOME (NEW YORK TAX-FREE BOND FUND)

          The New York Tax-Free Bond Fund (the “New York Fund”) intends to invest a sufficient amount of its assets in municipal securities to qualify to distribute “exempt-interest dividends” (as defined in the Code) to shareholders. Such dividends payable from net tax-exempt interest earned from municipal securities will qualify as exempt-interest dividends if, at the close of each quarter of the New York Fund’s taxable year, at least 50% of the value of its total assets consists of securities the interest on which is exempt from the regular federal income tax under Code section 103. Exempt-interest dividends distributed to shareholders are not included in shareholders’ gross income for regular federal income tax purposes. The New York Fund will determine periodically which distributions will be designated as exempt-interest dividends. If the New York Fund earns income which is not eligible to be so designated, the New York Fund intends to distribute such income. Such distributions will be subject to federal, state and local taxes, as applicable, in the hands of shareholders.

          Interest on certain types of private activity bonds is not exempt from federal income tax when received by “substantial users” (as defined in the Code). A “substantial user” generally includes any “nonexempt person” who regularly uses in trade or business part of a facility financed from the proceeds of private activity bonds. The New York Fund may invest periodically in private activity bonds and, therefore, may not be an appropriate investment for entities that are substantial users of facilities financed by private activity bonds or “related persons’ of substantial users. Generally, an individual will not be a related person of a substantial user under the Code unless he/she or his/her immediate family owns indirectly in aggregate more than 50% of the equity value of the substantial user.

          Opinions relating to the tax status of interest derived from individual municipal securities are rendered by bond counsel to the issuer. Although the New York Fund’s Adviser attempts to determine that any security it contemplates purchasing on behalf of the New York Fund is issued with an opinion indicating that interest payments will be exempt from federal and (as applicable) state tax, neither the Adviser nor the New York Fund’s counsel makes any review of proceedings relating to the issuance of municipal securities or the bases of such opinions.

DISPOSITIONS

          Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. If an individual shareholder has held the shares as a capital asset for more than one year, the maximum current federal income tax rate is 15% (scheduled to increase to 20% after 2010). Any loss realized from a disposition of Fund shares that were held for six months or less will be disallowed to the extent that dividends received from a Fund are designated as exempt-interest dividends. Any loss realized on a redemption, sale or exchange also will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

          If, within 90 days after purchasing Fund shares with a sales charge, a shareholder exchanges the shares and acquires new shares at a reduced (or without any) sales charge pursuant to a right acquired with the original shares, then the shareholder may not take the original sales charge into account in determining the shareholder’s gain or loss on the disposition of the shares. Gain or loss will generally be determined by excluding all or a portion of the sales charge from the shareholder’s tax basis in the exchanged shares, and the amount excluded will be treated as an amount paid for the new shares.

BACKUP WITHHOLDING

          The Funds generally will be required to withhold federal income tax at a rate of 28% (“backup withholding”) from dividends paid (other than exempt-interest dividends), capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.

OTHER TAXATION

          Distributions may be subject to additional state and local taxes, depending on each shareholder’s particular situation. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes.

Subject to certain limitations, dividends payable to certain non-U.S. shareholders will be exempt from withholding of U.S. tax through 2009 to the extent such dividends are attributable to interest or short-term capital gains and the Fund elects to designate such distributions.

FUND INVESTMENTS

          Market Discount. If the Portfolio purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount” not previously taken into account.

          Original Issue Discount. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

          Options Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

          Transactions in options, futures and forward contracts undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

          Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Portfolio are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Portfolio, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to the Fund that did not engage in such transactions.

          Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be taxed at the rate of tax applicable to ordinary income.

          Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, a Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon a Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of a Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

          Alternative Minimum Tax. While the interest on bonds issued to finance essential state and local government operations is generally tax-exempt, interest on certain nonessential or private activity securities issued after August 7, 1986, while exempt from the regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states. The interest on private activity securities could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder’s tax situation.

          All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to or increase their liability under, the alternative minimum tax and environmental tax because these distributions are included in the corporation’s adjusted current earnings. The Funds will inform shareholders annually as to the dollar amount of distributions derived from interest payments on private activity securities.

SPECIAL TAX CONSIDERATIONS

          Exempt-interest dividends, whether received by shareholders in cash or in additional shares, derived by New York residents from interest on qualifying New York bonds generally are exempt from New York State and New York City personal income taxes, but not corporate franchise taxes. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City personal income tax purposes. Gain on the sale of redemption of Fund shares generally is subject to New York State and New York City personal income tax. Prospective investors are advised to consult with their own tax advisors for more detailed information concerning state and local tax matters.

OTHER INFORMATION

CAPITALIZATION

          The Advisor Trust is a Massachusetts business trust established under a Declaration of Trust dated April 5, 1996. The Investor Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994 the name of the Investor Trust was “Fund Trust”. Prior to April 12, 2001, the name of the Investor Trust was Republic Funds.

          The capitalization of each of the Investor Trust and Advisor Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional class or series will not alter the rights of the Fund’s shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          The Board of Trustees has appointed KPMG LLP as the independent registered public accounting firm of the Trusts for the fiscal year ending October 31, 2009. KPMG LLP will audit each Trust’s annual financial statements, prepare the Trust’s income tax returns, and assist in the filings with the Securities and Exchange Commission. KPMG LLP’s address is 191 West Nationwide Blvd., Suite 500, Columbus, OH 43215.

COUNSEL

          Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trusts, and also acts as counsel to the Trusts. Blank Rome LLP, 405 Lexington Avenue, New York, New York 10174, acts as counsel to the Independent Trustees of the Trust.

CODE OF ETHICS

          Each Trust, and each of the Adviser, the Subadvisers, Citi and the Distributor have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, Citi and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to pre-clear certain transactions and to report certain transactions on a regular basis.

REGISTRATION STATEMENT

          This SAI and the Prospectus do not contain all the information included in each Trust’s registration statement filed with the Securities and Exchange Commission under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C. or on the SEC’s website at http://www.sec.gov.

          Statements contained herein and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

          Each Fund’s current audited financial statements (and the audited financial statements of the corresponding Portfolios) dated October 31, 2008 are hereby incorporated herein by reference from the Annual Report of the Funds dated October 31, 2008 as filed with the Securities and Exchange Commission. Copies of the report will be provided without charge to each person receiving this Statement of Additional Information.

SHAREHOLDER INQUIRIES

          All shareholder inquiries should be directed to the Trusts, P.O. Box 182845, Columbus, Ohio 43218-2845.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL/FREE)

APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR’S RATING SERVICES (S&P)

Corporate and Municipal Bonds

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA	An obligation rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A An

obligation rated ‘A’ has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

An obligation rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB

An obligation rated ‘BB’ has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Plus (+) or Minus (-) The ratings from ‘AA’ to ‘BB’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Corporate and Municipal Notes

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Note: A S&P rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term rating.

Commercial Paper

A I

Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1

This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3

Issues carrying this designation have adequate capacity for timely payment. However, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Variable Rate Demand Obligations:

S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (i.e., ‘AAA/A-1+). With short term demand debt, note rating symbols are used with the commercial paper symbols (i.e., ‘SP-1+/A-1+).

MOODY’S INVESTORS SERVICE

U.S. Municipal Bonds

Aaa	Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa	Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A	Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issuers or issues.

Baa	Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba	Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through Bb. The modifier 1 indicates that the obligation rates in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1/ This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly VMIG1 1reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/ This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding VMIG 2 group.

MIG 3/ This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access VMIG 3 for refinancing is likely to be less well-established.

Note: A two component rating is assigned to variable demand obligations (VRDOs). The first element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG rating expire at note maturity, while VMIG ratings expirations will be a function of each issuer’s specific structural or credit features.

Commercial Paper

Prime-1

Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime	Issuers rated “Not Prime” do not fall within any of the Prime rating categories.

FITCH, INC.

Long Term Credit Ratings (includes U.S. Public Finance securities)

AAA

Highest credit quality. ‘AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. Single ‘A’ rating denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Plus (+) or Minus (-) Plus and minus signs may be appended to denote relative status within major ratings categories. Plus and minus signs, however, are not added to the ‘AAA’ category.

Short-Term Credit Ratings (includes Note & Commercial Paper)

F-1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added plus (+) sign to denote exceptionally strong credit feature.

F-2	Good credit quality. Indicates a satisfactory capacity for timely payment, but the margin of safety is not as great as for issues assigned “F-1+” or F-1” ratings.

F-3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Plus (+)	The plus sign may be appended to a ‘F-1’ category to denote relative status within the category.

Variable Rate Demand Obligations

Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as ‘AAA/F1+’. The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

APPENDIX B

DESCRIPTION OF MUNICIPAL OBLIGATIONS

          Municipal Obligations include bonds, notes and commercial paper issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state). Municipal Obligation bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligation bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, industrial facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, hazardous waste treatment or disposal facilities, and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from regular federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Obligations, although the current federal tax laws place substantial limitations on the size of such issues.

          The two principal classifications of Municipal Obligation bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its good faith, credit and taxing, power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer’s legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Obligations are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending” on numerous factors.

Municipal Obligation notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Obligation notes include:

1.

Tax Anticipation Notes. Tax Anticipation Notes are issued to finance operational needs of municipalities. Generally, they are issued in anticipation of the receipt of various tax revenues, such as property, income, sales, use and business taxes.

2.

Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of dedicated revenues, such as state aid or federal revenues available under federal revenue sharing programs.

3.

Tax And Revenue Anticipation Notes. Tax and Revenue Anticipation Notes are issued by the State to fund its day-to-day operations and certain local assistance payments to its municipalities and school districts. Such Notes are issued in anticipation of the receipt of various taxes and revenues, such as personal income taxes, business taxes and user taxes and fees.

4.

Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. Long-term bonds or renewal Bond Anticipation Notes provide the money for the repayment of the Notes.

          Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Obligation commercial paper is backed by letters of

B-1

credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

          The yields on Municipal Obligations are dependent on a variety of factors, including general market conditions, supply and demand and general conditions of the Municipal Obligation market, size of a particular offering, the maturity of the obligation and rating (if any) of the issue. The ratings of Moody’s Investors Service, Standard & Poor’s Rating Services and Fitch, Inc. represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

B-2

APPENDIX C

[TO BE UPDATED FOR 485(b)]

ADDITIONAL INFORMATION CONCERNING NEW YORK MUNICIPAL OBLIGATIONS

RISK FACTORS AFFECTING INVESTMENTS IN NEW YORK MUNICIPAL OBLIGATIONS

          The summary set forth below is included for the purposes of providing a general description of New York State and New York City credit and financial conditions, and does not purport to be complete. The information is derived from sources that are generally available to investors, and such information has not been independently verified by the Fund, and the Fund assumes no responsibility for the accuracy or completeness of such information, and such information will not be updated during the year.

          State finances have continued to gain strength since emerging from the national recession and impact of the World Trade Center attacks. The State’s recovery is securely in its fourth year and the State’s economy is experiencing growth. The State ended each of the last four fiscal years with an operating surplus in the General Fund.

          On the other hand, the national and State economies have continued to perform below expectations in the second half of 2007. The slowdown in economic activity, which the Division of Budget (DOB) expects to persist until at least the end of calendar year 2008, has begun to affect the State’s revenue outlook. In the current fiscal year (from April 1, 2007 through March 31, 2008) the General Fund is kept in balance through offsetting reductions in spending, which reflect revised estimates for a number of programs based on actual results, as well as by the planned use of reserves to finance collective bargaining costs that have been added since budget enactment. The Financial Plan also includes a planned deposit of $175 million to the State’s new rainy day reserve, as authorized in the Enacted Budget. The DOB believes that any deterioration from the Financial Plan forecast in the remaining months of the current fiscal year would likely be manageable without the use of additional reserves.

          Since January 2008, the national economic situation has continued to deteriorate and the risk of a recession has increased. A weaker national economy and more severe financial sector woes are projected to negatively affect the New York State economy as well. On February 12, 2008, in response to the deterioration in the revenue forecast, the Governor recommended a package of savings actions that, along with reestimates in certain program spending based on updated information, will maintain a balanced budget in 2008-09 without the use of additional reserves and hold the projected future budget gaps at manageable levels.

          In February of 2008, the DOB has lowered its U.S. forecasts for corporate profits, equity market prices, employment growth, and wages in calendar year 2008. DOB has also modified its forecast for the State economy, based on continuing write-downs related to mortgage-backed securities, credit tightening, and other events that are likely to affect the State’s financial services industry. In particular, DOB now projects finance and insurance sector bonuses will remain essentially flat in 2008-09 (compared to 8.6 percent growth at the time of the Executive Budget) and that the volume of taxable capital gains realized by State taxpayers in 2008 will decline by 9.4 percent from 2007 levels (compared to 1.8 percent growth projected at the time of the Executive Budget).

          The DOB does not expect the impact of revisions to the economic outlook to materially affect the overall General Fund revenue forecast in the current fiscal year, based on tax collections to Mid-February of 2008 and the relatively strong economic performance over much of calendar year 2007 (on which certain tax payments are based). For 2008-09, however, the DOB has reduced its General Fund revenue forecast from $56.3 billion to $56.0 billion, a reduction of $358 million, with the most significant reductions taken in the projections for the personal income tax and business taxes. The revenue forecasts for subsequent years have also been lowered by roughly $500 million annually, from $58.7 billion to $58.2 billion in 2009-10, from $61.3 billion to $60.8 billion in 2010-11, and from $64.5 billion to $64.0 billion in 2011-12.

          The DOB projects the State will end the 2007-08 fiscal year with a General Fund balance of $2.6 billion, unchanged from the Executive Budget. The balance consists of $1.0 billion in the Tax Stabilization Reserve (to cover unanticipated operating deficits), $175 million in the new Rainy Day Reserve (after a planned deposit at the end of fiscal year 2007-08), $21 million in the Contingency Reserve for litigation, $1.0 billion to finance new labor settlements and $354 million in the Community Projects Fund to support existing spending commitments. In 2008-09, DOB projects to end the fiscal year with a balance of $2.2 billion in the General Fund, also unchanged from the Executive Budget estimate. The projected closing balance for 2008-09 is $400 million below the level estimated for 2007-08, which reflects the partial use of planned reserves set aside for labor settlements ($337 million) and the partial use of the Community Projects Fund ($63 million).

          New York City’s general debt limit, as provided in the New York State Constitution, is 10 percent of the five-year rolling average of the full value of taxable City real property. The City’s fiscal year 2008 general debt-incurring power of $60.10 billion is projected to rise to $67.35 billion in fiscal year 2009, $73.66 billion in fiscal year 2010, and $79.48 billion in fiscal year 2011.

          The City’s general obligation debt was $33.78 billion at the beginning of fiscal year 2008. After including contract and other liability and adjusting for appropriations, the City’s indebtedness that is counted toward the debt limit totaled $39.5 billion at the beginning of fiscal year 2008. As a result, this indebtedness is expected to grow to $57.96 billion by the beginning of fiscal year 2011. The City was below its general debt limit by $20.6 billion on July 1, 2007 and is projected to have remaining debt-incurring capacity of $20.44 billion on July 1, 2008, $19.98 billion on July 1, 2009, and $21.52 billion on July 1, 2010. In addition to these obligations, the City is responsible for the interest on Hudson Yard Infrastructure Corporation (HYIC) debt but not its related principal of $2 billion.

          New York City has the largest population of any city in the U.S., and it is obligated to maintain a complex and aging infrastructure. The City bears responsibilities for more school buildings, firehouses, health facilities, community colleges, roads, bridges, libraries, and police precincts than any other municipality in the country. Capital bond proceeds are used for the construction and rehabilitation of these facilities. Bond proceeds are also used for financing shorter-lived capital items such as comprehensive computer systems.

          In addition to general obligation bonds, the City maintains several additional credits, including bonds issued by the New York City Transitional Finance Authority (NYCTFA) and TSASC, Inc. The debt-incurring capacities of NYCTFA and TSASC total $17.3 billion of which $14.8 billion has been utilized to finance the City’s capital program. Also included in the $17.3 billion capacity is $2.0 billion of recovery bonds issued for general fund expenses in the aftermath of the World Trade Center disaster. The NYCTFA has exhausted its general debt-incurring power as of July 1, 2007. Debt per capita, which amounted to $2,490 in fiscal year 1990, grew to $7,096 by fiscal year 2007, an increase of 185 percent. Over the same period, the cumulative growth rate in debt per capita exceeded the rate of inflation by 118 percentage points and the growth rate of City tax revenues by 27 percentage points. Based on an analysis of financial statements released by other jurisdictions, New York City leads a sample of large U.S. cities in debt burden per capita by a margin of more than two to one. Despite turmoil in the capital markets, the City continues to have good access to the public credit markets and the City’s general obligation credit ratings were upgraded by all three agencies in 2007.

          Recently, S&P had given New York State’s general obligation bonds a rating of AA, Moody’s had given the State’s general obligation bonds a rating of Aa3 and Fitch had given the bonds a rating of AA-. New York City’s general obligation debt was rated Aa3 by Moody’s, AA by S&P and AA- by Fitch. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State municipal obligations in which the New York Tax-Free Money Market Fund invests.

          For further information concerning New York Obligations, see the Annual Information Statement (AIS), and any updates and supplements thereto. A copy of the AIS (and any updates and supplements thereto), is available on the New York Division of the Budget’s (“DOB”) internet website (http://www.budget.state.ny.us/) or by contacting the New York Division of the Budget. New York State’s Financial Plan, including the economic forecast for 2007-2008, detailed forecasts for New York State receipts, and the proposed Capital Program and Financing Plan for the 2008-2009 through 2012-2013 fiscal years are available on the New York State Division of the Budget’s website at www.budget.state.ny.us. In addition to this information, the Office of the State Comptroller prepares the State’s annual financial statements and comprehensive annual financial report. Copies of both documents may be obtained by contacting the Office of the State Comptroller, or on their website at www.osc.state.ny.us.

                    [Proxy voting policies to be included in final draft/ updated policies to be included in 485(b)]

PART C
Other Information

ITEM 23.	EXHIBITS

(a)(1) Amended and Restated Declaration of Trust, with establishments and designations of series and further amendments. (1)

(a)(2) Establishment and designation of series for HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund. (5)

(a)(3) Establishment and designation of series for HSBC Investor Money Market Fund. (10)

(a)(4) Establishment and designation of series for HSBC Investor Mid-Cap Fund. (10)

(a)(5) Establishment and designation of series for HSBC Investor Intermediate Duration Fund (f/k/a HSBC Limited Maturity Fund), and HSBC Investor California Tax-Free Money Market Fund. (11)

(a)(6) Establishment and designation of series for HSBC Investor U.S. Treasury Money Market Fund and HSBC Investor Growth and Income Fund. (11)

(a)(7) Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor Cash Management Fund. (15)

(a)(8) Establishment and designation of series for HSBC Investor Tax-Free Money Market Fund. (16)

(a)(9) Establishment and designation of series for HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Conservative Growth Strategy Fund and HSBC Investor Conservative Income Strategy Fund. (20)

(a)(10) Establishment and designation of series for HSBC Investor High Yield Fixed Income Fund (f/k/a HSBC Investor High Income Fund). (23)

(a)(11) Amendment to Amended and Restated Declaration of Trust, renaming the HSBC Investor High Income Fund as the HSBC Investor High Yield Fixed Income Fund. (28)

(a)(12) Establishment and designation of series for HSBC Investor Short Duration Fixed Income Fund and HSBC Investor Core Fixed Income Fund and renaming the HSBC Investor Limited Maturity Fund and HSBC Investor Bond Fund as the HSBC Investor Intermediate Duration Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund, respectively. (25)

(a)(13) Establishment and designation of series for HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund. (29)

(a)(14) Establishment and designation of series for HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (31)

(a)(15) Establishment and designation of series for HSBC Investor Climate Change Fund. (35)

(a)(16) Amendment to the Amended and Restated Declaration of Trust redesignating the HSBC Investor Money Market Fund to the HSBC Investor Prime Money Market Fund. (filed herewith)

(b) By-Laws. (1)

(c) Specimen certificate of shares of beneficial interest of HSBC Investor Funds. (1)

(d)(1) Amended and Restated Master Investment Advisory Contract dated December 10, 2001 between HSBC Investor Portfolios and HSBC Global Asset Management (USA) Inc. (formerly HSBC Global Asset Management (USA) Inc. Inc.). (26)

(d)(1)(i) Investment Advisory Contract Supplements regarding HSBC Investor Core Fixed Income Portfolio and HSBC Investor Short Duration Portfolio. (25)

(d)(1)(ii) Investment Advisory Contract Supplements regarding HSBC Investor Intermediate Duration Fixed Income Portfolio (formerly HSBC Investor Limited Maturity Portfolio), HSBC Investor Core Plus Fixed Income Portfolio (formerly HSBC Investor Fixed Income Portfolio), HSBC Investor International Equity Portfolio and HSBC Investor Opportunity Portfolio (f/k/a Small Cap Equity Portfolio). (26)

(d)(1)(iii) Investment Advisory Contract Supplement regarding HSBC Investor High Yield Fixed Income Portfolio (formerly HSBC Investor High Income Portfolio). (28)

(d)(1)(iv) Investment Advisory Contract Supplements regarding HSBC Investor Growth Portfolio and HSBC Investor Value Portfolio. (15)

(d)(2) Amended and Restated Master Investment Advisory Contract dated March 1, 2001 between HSBC Investor Funds and HSBC Global Asset Management (USA) Inc. (13)

(d)(2)(i) Investment Advisory Contract Supplements regarding HSBC Investor Growth and Income Fund and HSBC Investor U.S. Treasury Money Market Fund. (11)

(d)(2)(ii) Investment Advisory Contract Supplements regarding HSBC Investor Money Market Fund, HSBC Investor U.S. Government Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund and HSBC Investor New York Tax-Free Bond Fund. (13)

(d)(2)(iii) Investment Advisory Contract Supplement regarding HSBC Investor Cash Management Fund. (15)

(d)(2)(iv) Investment Advisory Contract Supplement regarding HSBC Investor Tax-Free Money Market Fund. (16)

(d)(2)(v) Investment Advisory Contract Supplement regarding HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Conservative Growth Strategy Fund and HSBC Investor Conservative Income Strategy Fund. (20)

(d)(2)(vi) Investment Advisory Contract Supplement regarding HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund (collectively, the “Global Fixed Income Funds”). (30)

(d)(2)(vii) Investment Advisory Contract Supplement regarding HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (32)

(d)(2)(viii) Investment Advisory Contract Supplement regarding HSBC Investor Climate Change Fund. (filed herewith)

(d)(3) Subadvisory Agreement between Westfield Capital Management, LLC, Inc. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Small Cap Equity Portfolio. (14)

(d)(4) Subadvisory Agreement between NWQ Investment Management Co., LLC and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Value Portfolio. (33)

(d)(5) Subadvisory Agreement between Winslow Capital Management, Inc. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Growth Portfolio. (filed herewith)

(d)(6) Subadvisory Agreement between AllianceBernstein Investment Research and Management and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor International Equity Portfolio. (22)

(d)(7) Subadvisory Agreement between Transamerica Investment Management, LLC and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Growth and Income Fund. (25)

(d)(8) Subadvisory Agreement between Munder Capital Management and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Mid-Cap Fund. (30)

(d)(9) Fee Waiver Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds, on behalf of the HSBC Investor Growth and Income Fund and HSBC Investor Mid-Cap Fund. (30)

(d)(10) Fee Waiver Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds, on behalf of the HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (32)

(d)(11) Subadvisory Agreement between HSBC Global Asset Management (USA) Inc. and Halbis Capital Management (USA) Inc. regarding the HSBC Investor Intermediate Duration Portfolio, HSBC Investor Core Plus Fixed Income Portfolio, HSBC Investor High Yield Fixed Income Portfolio, HSBC Investor Short Duration Portfolio and HSBC Investor Core Fixed Income Portfolio (collectively, the “Fixed Income Portfolios”). (30)

(d)(12) Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and Halbis Capital Management (USA) Inc. regarding HSBC Investor New York Tax-Free Bond Fund. (30)

(d)(13) Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and Halbis Capital Management (USA) Inc. regarding the HSBC Investor Global Emerging Markets Fixed Income

Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund (collectively, the “Global Fixed Income Funds”). (30)

(d)(14) Form of Sub-Advisory Agreement Between HSBC Global Asset Management (USA) Inc. and Halbis Capital Management (Hong Kong) Limited regarding HSBC Investor China Equity Fund. (34)

(d)(15) Form of Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Investments (Singapore) Limited regarding HSBC Investor India Equity Fund. (34)

(d)(16) Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and Sinopia Asset Management regarding HSBC Investor BRIC Equity Fund. (33)

(d)(17) Form of Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and Sinopia Asset Management regarding HSBC Investor Climate Change Fund. (34)

(e)(1) Form of Selling Agreement. (21)

(e)(2) Form of Dealer Agreement. (21)

(e)(3) Distribution Agreement dated August 1, 2007 between HSBC Investor Funds and Foreside Distribution Services, L.P. (33)

(f) Not applicable.

(g)(1) Custodian Agreement between HSBC Investor Portfolios and The Northern Trust Company on behalf of the HSBC Investor Portfolio Funds. (30)

(g)(2) Custodian Agreement between HSBC Investor Funds and The Northern Trust Company on behalf of the various series of HSBC Investor Funds. (30)

(h)(1) Service Agreement. (1)

(h)(2) Amended and Restated Operational Support Services Agreement dated December 16, 2008 between HSBC Global Asset Management (USA) Inc. and HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor California Tax-Free Money Market Fund, and HSBC Investor Tax-Free Money Market Fund. (filed herewith)

(h)(3) First Amended and Restated Master Services Agreement dated July 1, 2005 among Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio, Inc.), HSBC Investor Funds, HSBC Investor Portfolios and HSBC Advisor Funds Trust. (28)

(h)(3)(i) Amendment to the First Amended and Restated Master Services Agreement dated December 12, 2005. (27)

(h)(3)(ii) Amendment to the First Amended and Restated Master Services Agreement dated June 4, 2007. (33)

(h)(4) Omnibus Fee Agreement dated April 1, 2003 among Citi Fund Services Ohio Inc. (f/k/a BISYS Fund Services Ohio Inc.), Citi Fund Services (Cayman) Limited (f/k/a Citi Fund Services (Cayman) Limited), HSBC Investor Funds, HBC Investor Portfolios and HSBC Advisor Funds Trust. (21)

(h)(4)(i) Amendment dated July 1, 2005 to the Omnibus Fee Agreement dated April 1, 2003. (25)

(h)(5)(i) Expense Limitation Agreement as Amended February 28, 2007. (31)

(h)(5)(ii) Expense Limitation Agreement dated March 30, 2007. (32)

(h)(5)(iii) Expense Limitation Agreement dated March 31, 2008. (filed herewith)

(h)(5)(iv) Expense Limitation Agreement dated December 8, 2008. (filed herewith)

(h)(6) Administration Services Agreement dated July 1, 2005 between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds. (25)

(h)(6)(i) Amendment to Administration Services Agreement dated June 4, 2007 between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds. (32)

(h)(7) Sub-Administration Services Agreement between Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio Inc.) and HSBC Global Asset Management (USA) Inc. dated July 1, 2005. (25)

(h)(7)(i) Amendment to Sub-Administration Services Agreement dated December 12, 2005. (28)

(h)(7)(ii) Amendment to Sub-Administration Services Agreement dated June 4, 2007. (32)

(h)(8) Compliance Services Agreement dated June 22, 2004 among HSBC Investor Portfolios, HSBC Investor Funds, HSBC Advisor Funds Trust and Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio Inc.) (25)

(h)(8)(i) Amendment to the Compliance Services Agreement dated December 12, 2005. (25)

(h)(9) Form N-Q Services Agreement dated July 1, 2005 among Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio Inc.), HSBC Investor Funds, HSBC Investor Portfolios and HSBC Advisor Funds Trust and HSBC Global Asset Management (USA) Inc. (28)

(i) Not applicable.

(j)(1) Power of Attorney dated June 16, 2008. (filed herewith)

(l) Not applicable.

(m)(1) Master Distribution Plan relating to Class A Shares dated March 30, 2007. (32)

(m)(2) Master Distribution Plan relating to Class B Shares dated March 30, 2007. (32)

(m)(3) Master Distribution Plan relating to Class C Shares dated March 30, 2007. (32)

(m)(4) Master Distribution Plan relating to Class D Shares dated March 30, 2007. (32)

(n)(1) Amended and Restated Multiple Class Plan. (filed herewith)

(o) Reserved.

(p)(1) Code of Ethics for HSBC Investor Funds, HSBC Advisor Funds Trust, and HSBC Portfolios. (filed herewith)

(p)(2) Amended Code of Ethics for HSBC Global Asset Management (USA) Inc. (28)

(p)(3) Amended Code of Ethics for Waddell & Reed Investment Management Company. (28)

(p)(4) Amended Code of Ethics for NWQ Investment Research and Management Company, LLC. (28)

(p)(5) Amended Code of Ethics for AllianceBernstein Investment Research and Management (28)

(p)(6) Amended Code of Ethics for Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio Inc.) and Citi Fund Services Limited Partnership (f/k/a BISYS Fund Services Limited Partnership). (31)

(p)(7) Amended Code of Ethics for Westfield Capital Management, LLC. (28)

(p)(8) Amended Code of Ethics for Munder Capital Management. (28)

(p)(9) Amended Code of Ethics for Transamerica Investment Management, LLC. (28)

(p)(10) Code of Ethics for Halbis Capital Management (USA) Inc. (31)

(p)(11) Code of Ethics for Halbis Capital Management (HK) Inc. (32)

(p)(12) Code of Ethics for Sinopia Group. (35)

Notes:

(1) Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on January 23, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 29 to the Registration Statement as filed with the SEC on December 20, 1994.

(3) Incorporated herein by reference from post-effective amendment No. 33 to the Registration Statement as filed with the SEC on June 27, 1995.

(4) Incorporated herein by reference from post-effective amendment No. 37 to the Registration Statement as filed with the SEC on April 4, 1996.

(5) Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

(6) Incorporated herein by reference from post-effective amendment No. 40 to the Registration Statement as filed with the SEC on November 27, 1996.

(7) Incorporated herein by reference from post-effective amendment No. 42 to the Registration Statement as filed with the SEC on January 31, 1997.

(8) Incorporated herein by reference from post-effective amendment No. 63 to the Registration Statement filed with the SEC on March 2, 1999.

(9) Incorporated herein by reference from post-effective amendment No. 67 to the Registration Statement as filed with the SEC on February 29, 2000.

(10) Incorporated herein by reference from post-effective amendment No. 69 to the Registration Statement as filed with the SEC on June 30, 2000.

(11) Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.

(12) Incorporated herein by reference from post-effective amendment No. 75 to the Registration Statement as filed with the SEC on February 28, 2001.

(13) Incorporated herein by reference from post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002.

(14) Incorporated herein by reference from post-effective amendment No. 81 to the Registration Statement filed with the SEC on February 28, 2003.

(15) Incorporated herein by reference from post-effective amendment No. 82 to the Registration Statement filed with the SEC on August 8, 2003.

(16) Incorporated herein by reference from post-effective amendment No. 85 to the Registration Statement as filed with the SEC on December 15, 2003.

(17) Incorporated herein by reference from post-effective amendment No. 86 to the Registration Statement as filed with the SEC on December 15, 2003.

(18) Incorporated herein by reference from post-effective amendment No. 87 to the Registration Statement as filed with the SEC on March 1, 2004.

(19) Incorporated herein by reference from post-effective amendment No. 88 to the Registration Statement as filed with the SEC on September 3, 2004.

(20) Incorporated herein by reference from post-effective amendment No. 89 to the Registration Statement as filed with the SEC on November 17, 2004.

(21) Incorporated herein by reference from post-effective amendment No. 90 to the Registration Statement as filed with the SEC on December 30, 2004.

(22) Incorporated herein by reference from post-effective amendment No. 91 to the Registration Statement as filed with the SEC on February 25, 2005.

(23) Incorporated herein by reference from post-effective amendment No. 92 to the Registration Statement as filed with the SEC on June 15, 2005.

(24) Incorporated herein by reference from post-effective amendment No. 93 to the Registration Statement as filed with the SEC on August 29, 2005.

(25) Incorporated herein by reference from post-effective amendment No. 94 to the Registration Statement as filed with the SEC on December 14, 2005.

(26) Incorporated herein by reference from post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002 of HSBC Investor Portfolios.

(27) Incorporated herein by reference from post-effective amendment No. 17 to the Registration Statement as filed with the SEC on December 14, 2005 of the HSBC Advisor Funds Trust.

(28) Incorporated herein by reference from post-effective amendment No. 95 to the Registration Statement as filed with the SEC on February 28, 2006.

(29) Incorporated herein by reference from post-effective amendment No. 96 to the Registration Statement as filed with the SEC on May 30, 2006.

(30) Incorporated herein by reference from post-effective amendment No. 104 to the Registration Statement as filed with the SEC on February 28, 2007.

(31) Incorporated herein by reference from post-effective amendment No. 105 to the Registration Statement as filed with the SEC on April 13, 2007.

(32) Incorporated herein by reference from post-effective amendment No. 107 to the Registration Statement as filed with the SEC on June 29, 2007.

(33) Incorporated herein by reference from post-effective amendment No. 108 to the Registration Statement as filed with the SEC on January 16, 2008.

(34) Incorporated herein by reference from post-effective amendment No. 110 to the Registration Statement as filed with the SEC on March 28, 2008.

(35) Incorporated herein by reference from post-effective amendment No. 111 to the Registration Statement as filed with the SEC on April 4, 2008.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25.	INDEMNIFICATION

Reference is hereby made to Article IV of the Registrant’s Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, serves as investment adviser (“Adviser”) and is a wholly-owned subsidiary of HSBC Bank USA, Inc., a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-25999) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of NWQ Investment Management Co., LLC (“NWQ”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NWQ in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61379) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Winslow Capital Management, Inc. (“Winslow”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Winslow in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-41316) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Westfield Capital Management, LLC (“Westfield”) together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Westfield in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-34350) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of AllianceBernstein Investment Research and Management (“AllianceBernstein”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of AllianceBernstein in the last two years, is included in its application for registration as an investment advisor on Form ADV (File

No. 801-57937) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Transamerica Investment Management, LLC (“Transamerica”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Transamerica in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No. 801-57089) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Munder Capital Management (“Munder”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Munder in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No. 801-48394) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Halbis Capital Management (USA) Inc. (“Halbis”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Halbis in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No.801-64301) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Sinopia Asset Management (“Sinopia”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Sinopia in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No.801-43341) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Halbis Capital Management (Hong Kong) Limited (“Halbis HK”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Halbis HK in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No.801-67110) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

ITEM 27.	PRINCIPAL UNDERWRITERS.

ITEM 27(a)	Foreside Distribution Services L.P. (“Foreside” or the “Distributor”) acts as principal underwriter for the following investment companies:

American Independence Funds Trust
The Bjurman, Barry Funds
Commonwealth International Series Trust
The Coventry Group
Coventry Funds Trust
First Funds
Capital One Funds
Greenwich Advisors Trust
HSBC Advisor Funds Trust
HSBC Investor Funds

IVA Fiduciary Trust
Northern Lights Funds Trust
Pacific Capital Funds
RMR Series Trust
The Lou Holland Trust
The Thirty-Eight Hundred Fund, LLC
Unified Series Trust
WB Capital Mutual Funds, Inc.

Foreside is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Regulatory Authority or “FINRA”. Foreside’s main address is 10 High Street, Suite 302, Boston, Massachusetts 02110. Foreside is an indirect wholly-owned subsidiary of Foreside Financial Group LLC.

ITEM 27(b)	INFORMATION ABOUT THE DIRECTORS AND OFFICERS OF FORESIDE ARE AS FOLLOWS:

Name	Address	Position with Underwriter

Mark S. Redman	690 Taylor Road, Gahanna, OH 43230	President and Director
Jennifer Hoopes	Three Canal Plaza, Portland, ME 04101	Secretary
Linda C. Carley	10 High Street, Boston, MA 02110	Chief Compliance Officer
Wayne A. Rose	10 High Street, Boston, MA 02110	Assistant Chief Compliance Officer
James E. (Ed) Pike	690 Taylor Road, Gahanna, OH 43230	Financial and Operations Principal
Richard J. Berthy	Three Canal Plaza, Portland, ME 04101	Treasurer, Assistant Secretary and Director

ITEM 27(c)	Not applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018; Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio, Inc.) 3435 Stelzer Road, Columbus, Ohio 43219-3035; Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohip, Inc.), 100 Summer Street, Suite 1500, Boston, MA 02110; AllianceBernstein Investment Research and Management, 1345 Avenue of the Americas, New York, New York 10105; Westfield Capital Management LLC, 21 Fellow Street, Boston, MA 02119; Winslow Capital Management, Inc., 4720 IDS Tower, 80 S. Eighth Street, Minneapolis, MN 55402; NWQ Investment Management Company, LLC, 2049 Century Park East, 4th Floor, Los Angeles, CA 90067, Transamerica Investment Management, LLC, 1150 S. Olive Street, Suite 2700, Los Angeles, California 90015, Munder Capital Management, Munder Capital Center, 480 Pierce Street, Birmingham, Michigan 48009-6063, Halbis Capital Management (USA) Inc, 452 Fifth Avenue, New York, New York 10018, Sinopia Asset Management, Immeuble Ile De France, 4, Palace de la Pyramide, Puteaux France, 92800, Halbis Capital Mangement (Hong Kong) Limited, Level 22, HSBC Main Building, 1 Queen’s Road Central, Hong Kong.

ITEM 29.	MANAGEMENT SERVICES

Not applicable.

ITEM 30.	UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement on Form N-lA (File No. 333-07647) (the “Registration Statement”) to be signed on its behalf by the undersigned, thereto duly authorized on the 29th day of December, 2008.

HSBC INVESTOR FUNDS

By:	/s/Richard A. Fabietti

Richard A. Fabietti
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 29th day of December, 2008.

/s/Richard A. Fabietti	/s/Troy Sheets

Richard A. Fabietti	Troy Sheets
President	Treasurer

Alan S. Parsow*	Larry M. Robbins*
Trustee	Trustee

Michael Seely*	Richard A. Brealey*
Trustee	Trustee

Stephen J. Baker*	Thomas F. Robards*
Trustee	Trustee

Marcia L. Beck*	Susan S. Huang*
Trustee	Trustee

*/s/David J. Harris

David J. Harris

*David J. Harris, as attorney-in-fact pursuant to a power of attorney filed herewith.

Exhibit List

(a)(16)	Amendment to the Amended and Restated Declaration of Trust Redesignating the HSBC Investor Money Market Fund into the HSBC Investor Prime Money Market Fund.

(d)(2)(viii)	Investment Advisory Contract Supplement regarding HSBC Investor Climate Change Fund.

(d)(5)	Subadvisory Agreement between Winslow Capital Management, Inc, and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Growth Portfolio.

(h)(2)

Amended and Restated Operational Support Services Agreement dated December 16, 2008 between HSBC Global Asset Management (USA) Inc. and HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor California Tax-Free Money Market Fund, and HSBC Investor Tax-Free Money Market Fund.

(h)(5)(iii)	Expense Limitation Agreement dated March 31, 2008.

(h)(5)(iv)	Expense Limitation Agreement dated December 8, 2008.

(j)(1)	Power of Attorney dated June 16, 2008.

(n)(1)	Amended and Restated Multiple Class Plan.

(p)(1)	Code of Ethics for HSBC Investor Funds, HSBC Advisor Funds Trust, and HSBC Portfolios.